As filed with the Securities and Exchange Commission on April 30, 2002.

                          Commission File No. 2-85378
                          ---------------------------
                          Commission File No. 811-3462
                          ----------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No.  46
                                  ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  46
                   ----

                                 The Flex-funds
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614)766-7000

         Wesley F. Hoag, Vice President - Meeder Asset Management, Inc.
         ---------------------------------------------------------------
             P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box).

/   / immediately upon filing pursuant to paragraph (b) of Rule 485

/ X / on April 30, 2002 pursuant to paragraph (b) of Rule 485.

/   / 60 days after filing pursuant to paragraph (a)(1).

/   / on (date) pursuant to paragraph (a)(1).

/   / 75 days after filing pursuant to paragraph (a)(2).

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Growth Stock, Mutual Fund, Bond, Aggressive Growth , Growth and Money Market Portfolios have also executed this Registration Statement.

                                 THE FLEX-FUNDS

PROSPECTUS                               MUIRFIELD FUND(R)
APRIL 30, 2002
                                         TOTAL RETURN UTILITIES FUND

                                         HIGHLANDS GROWTH FUND(R)

                                         DYNAMIC GROWTH FUND

                                         AGGRESSIVE GROWTH FUND

                                         U. S. GOVERNMENT BOND FUND

                                         MONEY MARKET FUND

     The Flex-funds is a family of funds that includes seven no-load mutual funds covering a variety of investment opportunities.

     This Prospectus gives you important information about the funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                                 The Flex-funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                                  614-760-2159
                            Toll Free: 1-800-325-3539
                                Fax: 614-766-6669
                               info@flexfunds.com
                                www.flexfunds.com

                                                                        CONTENTS

______________________________________________________________________ THE FUNDS

A fund by fund look at                  The Muirfield Fund(R)              _____
investment goals, strategies,           The Total Return Utilities Fund    _____
risks, performance and expenses         The Highlands Growth Fund(R)       _____
                                        The Dynamic Growth Fund            _____
                                        The Aggressive Growth Fund         _____
                                        The U.S. Government Bond Fund      _____
                                        The Money Market Fund              _____

Information on who may want to          Who May Want to Invest             _____
invest and who may not want
to invest

More information about the funds        More Information about the Funds   _____
you should know before investing        Who Manages the Funds?             _____
                                        How is the Trust Organized?        _____
                                        How Does Taxation Affect the
                                          Funds and Their Shareholders?    _____
                                        How to Read the Financial
                                          Highlights Table                 _____

_____________________________________________________________ SHAREHOLDER MANUAL

Information about account               How to Buy Shares                  _____
transactions and services               Distribution Fees                  _____
                                        How to Make Withdrawals
                                          (Redemptions)                    _____
                                        Transaction Policies               _____
                                        Other Shareholder Services         _____

________________________________________________________________ MORE ABOUT RISK


                                        Investment Practices, Securities
                                          and Related Risks                _____
                                        Risk and Investment Glossary       _____

___________________________________________________________ FOR MORE INFORMATION

Where to learn more about the funds     Back Cover

                          THE MUIRFIELD FUND(R) - FLMFX

     INVESTMENT GOAL

     The fund seeks growth of capital. To pursue this goal, the fund invests all of its assets in a portfolio which invests primarily in other growth mutual funds that are not affiliated with the fund.

     MAIN STRATEGIES

     The fund invests all of its assets in the Asset Allocation Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds." The Portfolio is a "fund of funds" that pursues its investment goal through asset allocation and mutual fund selection. Normally, at least 65% of the value of the Portfolio's total assets will be invested in mutual funds. The mutual funds in which the Portfolio invests are primarily growth funds investing in common stocks. In the underlying mutual funds, current income will usually be of secondary importance. The adviser overweights mutual fund types that it believes represent above average market potential with below average market risk. The adviser continually evaluates market capitalization (for example, blue chip versus small capitalization) and sector rotation (for example, high tech versus industrial companies) when selecting mutual funds.

     The Portfolio may invest up to 100% of its assets in money market securities and investment grade bonds as a defensive tactic. When invested defensively, the Portfolio could be unable to achieve its investment objective. The Portfolio places a high degree of importance on maintaining and protecting portfolio values from adverse market conditions. The Portfolio strives to avoid losses during high risk market environments and strives to provide attractive returns during low risk markets. When the adviser's evaluation of the stock market indicates that the risks of the stock market are greater than the potential rewards, the Portfolio will reduce or eliminate its position in growth mutual funds in order to attempt to preserve your capital. The Portfolio may also invest in common stocks directly.

     The Portfolio may invest in "traditional" derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Portfolio.

     The Portfolio may invest in index-based investments and closed-end funds. See "The Muirfield Fund - How Does the Fund Pursue its Investment Goal?"

     None of the fund's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     When the Portfolio is invested primarily in growth mutual funds, the value of your investment will fluctuate in response to stock market movements. Because the Portfolio invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Portfolio owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

     The underlying mutual funds may invest in smaller or newer companies which are more likely to grow as well as suffer more significant losses than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

     The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. In addition, if the adviser does not accurately predict changing market conditions and other economic factors, the Portfolio's assets might be allocated in a manner that is disadvantageous. As with any mutual fund, loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in The Muirfield Fund(R) by showing changes in the fund's performance from year to year over a 10-year period. The table below compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          1992                        6.91%
          1993                        8.11%
          1994                        2.70%
          1995                       25.82%
          1996                        5.99%
          1997                       18.59%
          1998                       29.33%
          1999                       16.43%
          2000                      -16.50%
          2001                      -11.52%

     During the 10-year period shown in the bar chart, the highest return for a quarter was 25.45% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.16% (quarter ended June 30, 2000).

Average Annual Total Returns
(for the periods ended
December 31, 2001)                Past One Year    Past 5 Years    Past 10 Years
--------------------------------------------------------------------------------
The Muirfield Fund(R)Return
  Before Taxes                      -11.52%            5.70%          7.64%
Return After Taxes on
  Distributions                     -12.55%            3.67%          4.61%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                         7.02%            4.86%          5.41%
S&P 500 Index1                      -11.88%           10.70%         12.93%
Nasdaq Composite Index              -21.05%            8.60%         12.77%
Morningstar's Average Asset
  Allocation Fund2                   -4.83%            7.17%          9.01%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

1 The S&P 500 Composite Stock Price Index is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

2 An index of funds such as Morningstar's Average Asset Allocation Fund index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds, or
          o    to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees2                            0.90%
          Distribution (12b-1) Fees3                  0.02%
          Other Expenses4                             0.39%
                                                      -----
          Total Annual Fund Operating Expenses        1.31%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

     2 The management fees have been restated to reflect current fees.

     3 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the Fund for the year ended December 31, 2001; however, the fund may incur up to 0.20% in distribution (12b-1) fees.

     4 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2001.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

           $133        $415        $718       $1,579

     Of course, your actual costs may be higher or lower.

                     THE TOTAL RETURN UTILITIES FUND - FLRUX

     INVESTMENT GOAL

     The fund seeks current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, the fund will not invest in electric utilities that generate power from nuclear reactors. The fund also seeks capital appreciation, but only when consistent with its primary investment objective.

     MAIN STRATEGIES

     The fund invests all of its assets in the Utilities Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds." The Portfolio generally invests at least 80% of the value of its net assets in the securities of domestic or foreign companies that provide electricity, natural gas, water, telecommunications or sanitary services to the public and at least 65% of its total assets in equity securities of domestic or foreign companies that provide electricity, natural gas, water, telecommunications or sanitary services to the public. The remaining 35% of the Portfolio's total assets may be invested in debt securities of public utility companies, or debt or equity securities of other issuers who stand to benefit from developments in the utilities industry.

     The subadviser uses fundamental analysis to identify those securities that it believes provide current income and growth of income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value.

     Except for the Portfolio's concentration policy, none of the Portfolio's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     Utility stocks are subject to interest rate risk - i.e., price fluctuations due to changing interest rates. Rising interest rates can be expected to reduce the fund's net asset value. Because the fund concentrates in the utility industry, its performance is largely dependent on the utility industry's performance, which may differ from that of the overall stock market. Governmental regulation of public utility companies can limit their ability to expand their business or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, as well as fluctuating demand for their services. Investments in securities of foreign companies involve additional risks relating to political and economic developments abroad, including currency fluctuations. The fund may invest in telecommunications companies. The telecommunications sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. The fund may not invest in electric utilities that generate power from nuclear reactors. Because of this prohibition, the fund may miss out on investment opportunities that become profitable in these types of electrical utilities. As with any mutual fund, loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in The Total Return Utilities Fund by showing changes in the fund's performance from year to year over a six-year period. The table below compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          1996                      13.33%
          1997                      28.68%
          1998                       8.77%
          1999                      20.01%
          2000                      20.03%
          2001                     -14.57%

During the period shown in the bar chart, the highest return for a quarter was 13.53% (quarter ended December 31, 1998), and the lowest return for a quarter was -10.29% (quarter ended September 30, 1998).

Average Annual Total Returns
(for the periods ended                                           Since Inception
December 31, 2001)                Past One Year   Past Five Years   (6/21/95)
--------------------------------------------------------------------------------

Total Return Utilities Fund
  Return Before Taxes               -14.57%            11.49%         13.18%
Return After Taxes on
  Distributions                     -15.12%             9.61%         11.17%
Return After Taxes on
  Distributions
  and Sale of Fund Shares            -8.85%             8.99%         10.34%
S&P 500 Composite Stock
Price Index1                        -11.88%            10.70%         13.94%
Dow Jones Utility Index2            -26.27%             8.84%         10.50%
NYSE Utilities Index3               -23.24%             7.75%          9.98%
Morningstar's Average
  Utilities Fund4                   -21.21%             7.99%         10.53%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

1 The S&P 500 Composite Stock Price Index is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

2 The Dow Jones Utility Index is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy. The Dow Jones Utility Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

3 The New York Stock Exchange Utility Index is an unmanaged index of 256 utility sector stocks. The NYSE Utility Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

4 An index of funds such as Morningstar's Average Utilities Fund index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds
          o    or to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             1.00%
          Distribution (12b-1) Fees                   0.25%
          Other Expenses2                             0.47%
                                                      -----
          Total Annual Fund Operating Expenses        1.72%
          Expense Reimbursement3                      0.00%
                                                      -----
          Net Expenses                                1.72%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

     2 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2001.

     3 The adviser has voluntarily agreed to waive its fees and/or absorb expenses to limit the fund's total annual operating expenses to 1.80%. The adviser may terminate this agreement at any time.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

           $175        $542        $933       $2,030

     Of course, your actual costs may be higher or lower.

                      THE HIGHLANDS GROWTH FUND(R) - FLCGX

     INVESTMENT GOAL

     The fund seeks growth of capital. To pursue this goal, the fund invests in a diversified portfolio of domestic common stocks with greater than average growth characteristics selected primarily from the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Current income is not a primary objective.

     MAIN STRATEGIES

     The fund invests all of its assets in the Growth Stock Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's
     Investment in a Portfolio" under "More Information About the Funds." Normally, at least 80% of the Portfolio's total assets will be invested in domestic common stocks and at least 65% of the Portfolio's total assets will be invested in growth stocks. At least 70% of the Portfolio's assets invested in common stocks will be invested in S&P 500 stocks.

     The Portfolio consists of investment portfolios representing each of the industry sectors comprising the S&P 500: utilities, transportation, goods and services, consumer durables, consumer non-durables, energy, finance, technology and health. The Portfolio's assets will be allocated to each of these industry sectors in approximately the same proportion as these industry sectors are represented in the S&P 500 on a market-capitalization weighted basis.

     The assets of the Portfolio representing each of these industry sectors are managed on a discretionary basis by one or more separate investment advisers, called sector advisers, selected by the Portfolio subadviser. The Portfolio subadviser's selection of sector advisers is reviewed and approved by the trustees of the Portfolio.

     Each sector adviser is limited to the list of companies identified by the Portfolio's subadviser which represents the sector adviser's specific industry sector. Each sector adviser then selects those common stocks which, in its opinion, best represent the industry sector the sector adviser has been assigned. In selecting securities for the Portfolio, the sector advisers evaluate factors believed to be favorable to long term growth of capital, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The sector advisers also analyze the issuer's position within its industry sector as well as the quality and experience of the issuer's management.

     The fund's investment goal is not fundamental and may be changed without shareholder approval.

     For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     The value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher risk securities, it encounters additional risks that could adversely affect its performance. The use of several sector advisers or the replacement of a sector adviser may increase the Portfolio's turnover, gains or losses, and brokerage commissions. As with any mutual fund, loss of money is a risk of investing in this fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in The Highlands Growth Fund(R) by showing changes in the fund's performance from year to year over a 10-year period. The table below compares the fund's performance with a broad measure of market performance. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          1992                        6.35%
          1993                        7.21%
          1994                       -0.69%
          1995                       24.61%
          1996                        9.08%
          1997*                      29.28%
          1998*                      23.67%
          1999*                      21.16%
          2000*                     - 9.76%
          2001*                     -13.33%

* The fund changed its investment objective and strategies on January 1, 1997. The annual total return reflects the results of the change in investment objective and strategies.

During the period shown in the bar chart, the highest return for a quarter was 19.82% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.59% (quarter ended September 30, 2001).

Average Annual Total Returns
(for the periods ended
December 31, 2001)              Past One Year     Past 5 Years     Past 10 Years
--------------------------------------------------------------------------------

The Highlands Growth Fund(R)
  Return before Taxes              -13.33%           8.67%             8.84%
Return After Taxes on
  Distributions                    -14.08%           6.02%             7.03%
Return After Taxes on
  Distributions and Sale
  of Fund Shares                    -7.04%           6.52%             6.87%
The S&P 500 Composite Stock
  Price Index1                     -11.88%          10.70%            12.93%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

1 The S&P 500 Composite Stock Price Index is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds
          o    or to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             0.99%
          Distribution (12b-1) Fees2                  0.06%
          Other Expenses3                             0.59%
                                                      -----
          Total Annual Fund Operating Expenses        1.64%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

     2 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the year ended December 31, 2001; however, the fund may incur up to 0.20% in distribution (12b-1) fees.

     3 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2001.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

           $167        $517        $892       $1,944

     Of course, your actual costs may be higher or lower.

                         THE DYNAMIC GROWTH FUND - FLDGX

     INVESTMENT GOAL

     The fund seeks growth of capital. To pursue this goal, the fund invests all of its assets in a portfolio which invests primarily in other mutual funds that are not affiliated with the fund.

     MAIN STRATEGIES

     The fund invests all of its assets in the Growth Portfolio, a master fund having the same investment goal as the fund. See "The Fund's Investment in a Portfolio" under "More Information About the Fund." The Portfolio is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"). The underlying funds in which the Portfolio invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The adviser overweights mutual fund types that it believes represent above average market potential. The adviser continually evaluates market capitalization (for example, blue chip versus small capitalization) and sector rotation (for example, high tech versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Portfolio normally will be fully invested in underlying funds.

     The Portfolio may invest in index-based investments. See "The Dynamic Growth and The Aggressive Growth Funds - How do the Funds Pursue their Investment Goal?" under "More Information About the Funds."

     The Portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

     Under normal circumstances, the underlying funds in which the Growth Portfolio invests may incur less risk and volatility than those in which the Aggressive Growth Portfolio invests. For example, they may trade their portfolios less actively and/or invest in companies whose securities are subject to less erratic movements. Under normal conditions, the underlying funds in which the Growth Portfolio invests will be likely to own a lower percentage of smaller or newer companies than those in which the Aggressive Growth Portfolio invests. In addition, under normal circumstances, the underlying funds in which the Growth Portfolio invests will be less likely to use leverage than those in which the Aggressive Growth Portfolio invests. Furthermore, under normal circumstances, the Growth Portfolio will be more likely to be invested in more sectors of the economy than the Aggressive Growth Portfolio. Although the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the adviser will determine that such investments are consistent with the investment objectives and policies of each Portfolio.

     None of the fund's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Do the Funds Pursue Their Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     When the Portfolio is invested in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

     The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

     The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

     When the Portfolio invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds.

     Because the Portfolio invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Portfolio in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Portfolio owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

     As with any mutual fund, loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in The Dynamic Growth Fund by showing changes in the fund's performance. The bar chart shows the Fund's performance for its first calendar year. The table below compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          2001                      -13.47%

     During the period shown in the bar chart, the highest return for a quarter was 10.03% (quarter ended December 31, 2001), and the lowest return for a quarter was -15.19% (quarter ended September 30, 2001).

Average Annual Total Returns
(for the periods ended
December 31, 2001)                            Past One Year     Since Inception1
--------------------------------------------------------------------------------

The Dynamic Growth Fund Return
  Before Taxes                                   -13.47%            -14.61%
Return After Taxes on Distributions              -13.48%            -14.89%
Return After Taxes on Distributions
  and Sales of Fund Shares                        -8.21%            -11.65%
The S&P 500 Composite Price Index2               -11.88%             -7.92%
Nasdaq Composite Index3                          -21.05%            -38.08%
Morningstar's Average Growth
Mutual Fund4                                     -14.20%            -11.34%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

1 Inception date 2/29/00.

2 The S&P 500 Composite Stock Price Index is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

3 The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The NASDAQ Composite Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

4 An index of funds such as Morningstar's Average Growth Mutual Fund index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds
          o    or to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             0.75%
          Distribution (12b-1) Fees2                  0.08%
          Other Expenses                              0.51%
                                                      -----
          Total Annual Fund Operating Expenses        1.34%
          Expense Reimbursement3                      0.09%
                                                      -----
          Net Expenses                                1.25%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Fund."

     2 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the period ended December 31, 2001; however, the Fund may incur up to 0.25% in distribution (12b-1) fees.

     3 The adviser has agreed to waive its fees and/or absorb expenses to limit the fund's total annual operating expenses to 1.25%. The adviser may terminate this agreement after April 30, 2003.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

           $127        $416        $725       $1,605

     Of course, your actual costs may be higher or lower.

                       THE AGGRESSIVE GROWTH FUND - FLAGX

     INVESTMENT GOAL

     The fund seeks growth of capital. To pursue this goal, the fund invests all of its assets in a portfolio which invests primarily in other mutual funds that are not affiliated with the fund.

     MAIN STRATEGIES

     The fund invests all of its assets in the Aggressive Growth Portfolio, a master fund having the same investment goal as the fund. See "The Fund's Investment in a Portfolio" under "More Information About the Fund." The Portfolio is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"). The underlying funds in which the Portfolio invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The adviser overweights mutual fund types that it believes represent above average market potential. The adviser continually evaluates market capitalization (for example, blue chip versus small capitalization) and sector rotation (for example, high tech versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Portfolio normally will maintain its assets invested in underlying funds.

     The Portfolio may invest in index-based investments. See "The Dynamic Growth and The Aggressive Growth Funds - "How do the Funds Pursue their Investment Goal?" under "More Information About the Funds."

     The Portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

     The underlying funds in which the Aggressive Growth Portfolio invests may incur more risk and volatility than those in which the Growth Portfolio invests. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable gains) and/or invest in companies whose securities are subject to more erratic movements. Under normal conditions, the underlying funds in which the Aggressive Growth Portfolio invests will be likely to own a higher percentage of smaller or newer companies than those in which the Growth Portfolio invests. In addition, under normal circumstances, the underlying funds in which the Aggressive Growth Portfolio invests will be more likely to use leverage than those in which the Growth Portfolio invests. Furthermore, under normal circumstances, the Aggressive Growth Portfolio will be more likely to be invested in fewer sectors of the economy than the Growth Portfolio. Although the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the adviser will determine that such investments are consistent with the investment objectives and policies of each Portfolio.

     None of the fund's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Do the Funds Pursue Their Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     The adviser uses an aggressive growth strategy in choosing the fund's investments. As a result, an investment in the fund involves a greater degree of risk, and its share price may be more volatile, than an investment in a conservative equity fund or a growth fund invested entirely in proven growth stocks.

     When the Portfolio is invested in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

     The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

     The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

     When the Portfolio invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds.

     Because the Portfolio invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Portfolio in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

     As with any mutual fund, loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in The Aggressive Growth Fund by showing changes in the fund's performance. The bar chart shows the Fund's performance for its first calendar year. The table below compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          2001                      -17.04%

     During the period shown in the bar chart, the highest return for a quarter was 12.81% (quarter ended December 31, 2001), and the lowest return for a quarter was -18.93% (quarter ended September 30, 2001).

Average Annual Total Returns
(for the periods ended
December 31, 2001)                            Past One Year     Since Inception1
--------------------------------------------------------------------------------

The Aggressive Growth Fund Return
  Before Taxes                                   -17.04%            -20.68%
Return After Taxes on Distributions              -17.04%            -20.72%
Return After Taxes on Distributions
  and Sale of Fund Shares                        -10.38%            -16.22%
The S&P 500 Composite Price Index2               -11.88%             -7.92%
Nasdaq Composite Index3                          -21.05%            -38.08%
Morningstar's Average Aggressive Growth
Mutual Fund4                                     -20.21%            -23.99%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

1 Inception date 2/29/00.

2 The S&P 500 Composite Stock Price Index is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

3 The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The NASDAQ Composite Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

4 An index of funds such as Morningstar's Average Aggressive Growth Mutual Fund index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds
          o    or to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             0.75%
          Distribution (12b-1) Fees2                  0.10%
          Other Expenses                              0.67%
                                                      -----
          Total Annual Fund Operating Expenses        1.52%
          Expense Reimbursement3                      0.27%
                                                      -----
          Net Expenses                                1.25%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "The Fund's Investment in the Portfolio" under "More Information About the Fund."

     2 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the period ended December 31, 2001; however, the fund may incur up to 0.25% in distribution (12b-1) fees.

     3 The adviser has agreed to waive its fees and/or absorb expenses to limit the fund's total annual operating expenses to 1.25%. The adviser may terminate this agreement after April 30, 2003.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

           $127        $454        $803       $1,790

     Of course, your actual costs may be higher or lower.

                      THE U.S. GOVERNMENT BOND FUND - FLXBX

     INVESTMENT GOAL

     The fund seeks to maximize current income through investment in:

     o    securities  which  are  issued,  or  guaranteed  as to  principal  and
          interest,   by  the  U.S.   government  or  any  of  its  agencies  or
          instrumentalities and

     o    repurchase agreements involving these U.S. government securities

     MAIN STRATEGIES

     The fund invests all of its assets in the Bond Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds." Normally, the Portfolio invests at least 80% of the value of its net assets in U.S. government debt securities. The Portfolio may invest in U.S. Treasuries; agency securities such as Ginnie Maes, Sally Maes, Fanny Maes and Freddie Macs; and repurchase agreements involving these securities.

     The Portfolio may invest in U.S. government securities having any maturity. Normally, the Portfolio will invest in 10-year U.S. government securities if the adviser believes the risk/reward relationship of the bond market is positive. The Portfolio will invest in short-term U.S. government securities or money market securities when the adviser believes the risk/reward relationship of the bond market is negative. If the adviser believes that long-term interest rates are significantly greater than inflation, the Portfolio may invest in U.S. government securities with maturities as long as 30 years.

     When analyzing the market for U.S. government securities, the adviser monitors the following indicators:

     o momentum - the trend of U.S. government securities prices compared to moving averages

     o real interest rates - the 10-year Treasury bond yield compared to the rate of inflation

     o yield spread - the 10-year Treasury bond yield as compared to the 90-day Treasury bill yield

     The Portfolio may invest in "traditional" derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Portfolio.

     None of the fund's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities

     (including U.S. government securities). These and other risks of investing in the fund are set forth in "More About Risk." Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. As with any mutual fund, loss of money is a risk of investing in the fund.

                                   PERFORMANCE

     The bar chart shown below provides some indication of the risks of investing in The U.S. Government Bond Fund by showing changes in the fund's performance from year to year over a 10-year period. The table on the right compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          1992                        3.26%
          1993                        8.22%
          1994                       -0.99%
          1995                       18.32%
          1996                        0.15%
          1997                        7.70%
          1998                        9.62%
          1999                        0.35%
          2000                        8.15%
          2001                        1.23%

     During the 10-year period shown in the bar chart, the highest return for a quarter was 7.60% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.05% (quarter ended March 31, 1992).

Average Annual Total Returns
(for the periods ended
December 31, 2001)              Past One Year     Past 5 Years     Past 10 Years
--------------------------------------------------------------------------------

U.S. Government Bond Fund Return
  Before Taxes                      1.23%            5.35%            5.46%
Return After Taxes on
  Distributions                    -0.17%            3.52%            3.63%
Return After Taxes on
  Distributions and
  Sale of Fund Shares               0.76%            3.39%            3.50%
The Lehman Brothers Intermediate
Government Bond Index1              8.98%            7.09%            6.81%
Morningstar's Average General
  Government Bond Fund2             6.56%            6.12%            6.00%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

1 The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. The Lehman Brother Intermediate

Government Bond Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

2 An index of funds such as Morningstar's Average General Government Bond Fund index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds
          o    or to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             0.40%
          Distribution (12b-1) Fees2                  0.15%
          Other Expenses3                             0.64%
                                                      -----
          Total Annual Fund Operating Expenses        1.19%
          Fee Waiver and Expense
          Reimbursement4                              0.09%
                                                      -----
          Net Expenses                                1.10%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

     2 Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the year ended December 31, 2001; however, the fund may incur up to 0.20% in distribution (12b-1) fees.

     3 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2001.

     4 The adviser has agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 1.10%. The adviser may terminate this agreement after April 30, 2003.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

           $112        $369        $646       $1,435

     Of course, your actual costs may be higher or lower.

                          THE MONEY MARKET FUND - FFMXX

     INVESTMENT GOAL

     The fund seeks to provide current income while maintaining a stable share price of $1.00. To pursue this goal, the fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

     MAIN STRATEGIES

     The fund invests all of its assets in the Money Market Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's Investment in a Portfolio" under "More Information about the Funds." The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.00.

     o The Portfolio only buys securities that the adviser determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in the adviser's opinion.

     o    The Portfolio only buys  securities  with remaining  maturities of 397
          calendar  days  or  less  and  maintains  a  dollar-weighted   average
          portfolio maturity of 90 days or less.

     o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

     o Generally, the adviser will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

     The Portfolio will limit its purchases to U.S. government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high grade corporate obligations, funding agreements and repurchase agreements.

     None of the fund's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

     MAIN RISK FACTORS

     The fund is subject to income risk, which is the possibility that the fund's dividends or income will decline because of falling interest rates. The fund is subject, to a limited extent, to credit risk which is the possibility that the issuer of a security owned by the fund will be unable to repay interest and principal in a timely manner.

     An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in The Money Market Fund by showing changes in the fund's performance from year to year over a 10-year period. The table below compares the fund's performance with the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          1992                       3.70%
          1993                       2.98%
          1994                       4.10%
          1995                       5.85%
          1996                       5.27%
          1997                       5.38%
          1998                       5.31%
          1999                       4.96%
          2000                       6.20%
          2001                       4.10%

     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.59% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.62% (quarter ended December 31, 2001).

     The fund's seven-day simple yield on December 31, 2001 was 2.15% and the seven-day compound yield December 31, 2001 was 2.17%. To request the fund's current seven-day yield, please call 1-800-325-FLEX or 614-760-2159.

Average Annual Total Returns
(for the periods ended
December 31, 2001)              Past One Year     Past 5 Years     Past 10 Years
--------------------------------------------------------------------------------

Money Market Fund                    4.10%            5.19%            4.78%
Lipper's Average General Purpose
Money Market Fund1                   3.44%            4.71%            4.40%

1 An index of funds such as Lipper's Average General Purpose Money Market Fund index includes a number of mutual funds grouped by investment objective.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund

          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds
          o    or to redeem your shares.

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             0.30%
          Distribution (12b-1) Fees2                  0.08%
          Other Expenses3                             0.25%
                                                      -----
          Total Annual Fund Operating Expenses        0.63%
          Fee Waiver and Expense
          Reimbursement4                              0.18%
                                                      -----
          Net Expenses                                0.45%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

     2 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the year ended December 31, 2001; however, the Fund may incur up to 0.20% in distribution (12b-1) fees.

     3 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2001.

     4 Reflects the adviser's agreement to reduce its fees and/or absorb expenses to the extent necessary to achieve an effective yield for the fund that will rank in the top 10% of yields for all general purpose money market funds in 2002. The actual reimbursement needed to achieve this goal may be more or less than the amount estimated in the table. The adviser may terminate this agreement after April 30, 2003.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

            $46        $184        $333        $769

     Of course, your actual costs may be higher or lower.

                             WHO MAY WANT TO INVEST

MUIRFIELD FUND(R)

     The fund may be appropriate if you:

     o are seeking long-term growth potential but are concerned about moderating the risks associated with being invested in stocks at all times

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o    are seeking to be invested in the stock market at all times

     o are seeking to maximize returns from an aggressive growth strategy that is invested in stocks at all times

TOTAL RETURN UTILITIES FUND

     The fund may be appropriate if you:

     o    are seeking a more conservative, income-oriented equity investment

     o    are looking to supplement your core equity holdings

     o    are a socially responsible investor

     The Fund may not be appropriate if you:

     o are unwilling to accept an investment that will go up and down in value

     o    are investing to meet short-term financial goals

     o    desire an investment that is diversified over several market sectors

HIGHLANDS GROWTH FUND(R)

     The fund may be appropriate if you:

     o    are seeking long-term growth potential

     o are seeking a fund for the growth portion of an asset allocation portfolio

     o    are more comfortable with a focus on established, well-known companies

     o    are seeking to diversify your portfolio

     o are willing to accept higher short-term risk along with potentially higher long-term returns

     The fund may not be appropriate if you:

     o are unwilling to accept an investment that will go up and down in value

     o    are investing to meet short-term financial goals

THE DYNAMIC GROWTH FUND

     The fund may be appropriate if you:

     o    are seeking long-term growth potential

     o    are seeking to be invested in the stock market at all times

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o are unwilling to accept an investment that will go up and down in value

THE AGGRESSIVE GROWTH FUND

     The fund may be appropriate if you:

     o    are seeking long-term growth potential

     o are seeking to maximize returns from an aggressive growth strategy that is invested in the stock market at all times

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o are unwilling to accept an investment that will go up and down in value

U.S. GOVERNMENT BOND FUND

     The fund may be appropriate if you:

     o    are seeking a regular stream of income

     o have common stock holdings and want a bond investment in order to diversify your portfolio

     o are seeking higher potential returns than money market investments provide and are willing to accept moderate risk of volatility

     o    have retired or are about to retire

     The fund may not be appropriate if you:

     o    require maximum stability of principal

     o    are investing for a maximum return over a long-term horizon

MONEY MARKET FUND

     The fund may be appropriate if you:

     o like to earn income at current money market rates while preserving the value of your investment

     o    are looking for a short-term component of an asset allocation program

     o    characterize your investment outlook as "very conservative"

     o want to be able to move your money into stock or bond investments quickly and without penalty

     The fund may not be appropriate if you:

     o    are investing for maximum return over a long-term horizon

                        MORE INFORMATION ABOUT THE FUNDS

EACH FUND'S INVESTMENT IN A PORTFOLIO

     Each fund seeks to achieve  its  investment  goal by  investing  all of its
assets  in  a  corresponding   portfolio.  The  funds  and  their  corresponding
portfolios are as follows:

     Fund                                        Portfolio
     ----                                        ---------

     The Muirfield Fund(R)              <->      Asset Allocation Portfolio
     The Total Return Utilities Fund    <->      Utilities Portfolio
     The Highlands Growth Fund(R)       <->      Growth Stock Portfolio
     The Dynamic Growth Fund            <->      Growth Portfolio
     The Aggressive Growth Fund         <->      Aggressive Growth Portfolio
     The U.S. Government Bond Fund      <->      Bond Portfolio
     The Money Market Fund              <->      Money Market Portfolio

     Each portfolio has the same investment goal as its corresponding fund. Each fund's investment policies are also substantially similar to its corresponding portfolio's, except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. Each fund buys shares of its corresponding portfolio at net asset value. An investment in a fund is an indirect investment in its corresponding portfolio.

     It is possible that a fund may withdraw its investment in its corresponding portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if a portfolio changes its investment goal or if the board of trustees, at any time, considers it in the fund's best interest.

     A fund's structure, where it invests all of its assets in its corresponding portfolio, is sometimes called a "master/feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the Statement of Additional Information.

THE MUIRFIELD FUND(R)

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     The Portfolio will seek to achieve its investment goal through asset allocation and mutual fund selection. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in mutual funds. The underlying mutual funds will consist of diversified mutual funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term growth or appreciation, with current income typically of secondary importance. The Portfolio will not invest in other funds of the Flex-funds family of funds or the Meeder Advisor Funds family of funds, the corresponding portfolios of which are also managed by the adviser.

     The Portfolio will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolio may purchase "load" mutual funds only if the load, or sales commission, is waived for purchases or sales made by the Portfolio.

     The Portfolio may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets.

     The manager addresses asset allocation decisions by making shifts in the mix of stocks, bonds and cash in the Portfolio. The Portfolio may at times assume a defensive position by investing up to 100% of its assets in money market securities and investment grade bonds.

     The Portfolio may invest in index-based investments (IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     The Portfolio may invest in shares of Exchange Traded Funds ("ETFs"). ETFs are mutual funds that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, that is, they can be sold at a premium or with a discount. The price of ETFs is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on ETFs.

     The Portfolio may also invest in "closed-end funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that the Portfolio purchases will ever decrease. In fact, it is possible that this market discount may increase, and the fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio's shares. Similarly, there can be no assurance that any shares of a close-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

THE TOTAL RETURN UTILITIES FUND

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     The Portfolio seeks to achieve its goal by investing, under normal conditions, at least 80% of the value of its net assets in the securities of public utility companies and at least 65% of the value of its total assets in a diversified portfolio of common stocks, preferred stocks, warrants and rights, and securities convertible into common or preferred stock of public utility companies. Public utility companies include domestic or foreign companies that provide electricity, natural gas, water, telecommunications or sanitary services to the public. The Portfolio will not invest more than 5% of its total assets in equity securities of issuers whose debt securities are rated below investment grade, that is, rated below one of the four highest rating categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or deemed to be of equivalent quality in the judgment of the subadviser. Debt securities rated below investment grade are rated below Baa or BBB.

     The remaining 35% of the Portfolio's assets may be invested in debt securities issued by public utility companies, and/or equity and debt securities of issuers outside of the public utility industry which in the opinion of the subadviser stand to benefit from developments in the public utilities industry. The Portfolio will not invest more than 40% of its total assets in the telephone industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio will not invest more than 10% of its net assets in securities that are deemed to be illiquid.

     Investments are selected on the basis of fundamental analysis to identify those securities that, in the judgment of the subadviser, provide current income and growth of income, and secondarily, capital appreciation, but only when consistent with its primary investment goal.

     Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. The subadviser monitors and evaluates the economic and political climate of the area in which each company is located. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the subadviser's judgment of the extent to which investments in each category will contribute to meeting the Portfolio's investment goal.

     The subadviser emphasizes quality in selecting investments for the Portfolio. In addition to looking for high credit ratings, the subadviser ordinarily looks for several of the following characteristics: above average earnings growth; above average growth of book value; an above average balance sheet; high earnings to debt service coverage; low ratio of dividends to earnings; high return on equity; low debt to equity ratio; an above average rating with respect to government regulation; growing rate base; lack of major construction programs and strong management.

     The Portfolio may invest up to 35% of its total assets in debt securities of issuers in the public utility industries. Debt securities in which the Portfolio invests are limited to those rated A or better by S&P or Moody's or deemed to be of equivalent quality in the judgment of the subadviser.

     During periods when the subadviser deems it necessary for temporary defensive purposes, the fund may invest without limit in high quality money market instruments. These instruments consist of commercial paper, certificates of deposit, banker's acceptances and other bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high grade corporate obligations and repurchase agreements. If the Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal and it may miss out on investment opportunities that are more advantageous.

     The Portfolio may invest in "traditional" derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Portfolio.

     The Portfolio, under normal circumstances, will invest 25% or more of its total assets in securities of public utility companies. This concentration policy is fundamental and may not be changed without shareholder approval.

THE HIGHLANDS GROWTH FUND(R)

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     Under normal conditions, at least 80% of the Portfolio's total assets will be invested in domestic common stocks and at least 65% of the Portfolio's total assets will be invested in growth stocks.

     The manager selects for the Portfolio common stocks from all domestic publicly traded common stocks; however, at least 70% of the assets of the Portfolio invested in common stocks will be invested in common stocks which are included in the S & P 500.

     The Portfolio consists of investment portfolios representing each of the industry sectors (identified by the Portfolio's subadviser) comprising the S & P 500. The assets of the Portfolio will be allocated to each of these industry sectors in approximately the same proportion as these industry sectors are represented in the S & P 500 on a market capitalization-weighted basis. The subadviser continuously reviews the representation of the industry sectors in the S & P 500 and continuously groups domestic publicly traded common stocks into a specific industry sector.

     The Portfolio subadviser compares the total market value of the common stocks in each industry sector of the S & P 500 to the total market value of all common stocks in the S & P 500 to determine each industry sector's weighting in the S & P 500. If the weighting of any industry sector in the Portfolio varies from the weighting on a market-capitalization basis of that industry sector in the S & P 500 at the end of any month, the Portfolio subadviser will reallocate the amount of assets in the Portfolio allocated to that industry sector. The subadviser may reallocate more frequently than monthly if it chooses to do so. These reallocations may cause additional transaction costs to the extent that securities may be sold as part of such reallocations.

     Assets of the Portfolio representing each of the industry sectors are managed by one or more sector advisers. However, if an advisory agreement between a sector adviser and the Portfolio is terminated leaving no sector adviser to manage the assets of the Portfolio representing an industry sector, the Portfolio's subadviser will, upon termination and until a new sector adviser is selected, manage and "index" the assets of the Portfolio representing the applicable industry sector. In this case, the subadviser will "index" the assets of the Portfolio representing its industry sector by selling any stocks representing the industry sector that are not included in the S&P 500 and investing the assets comprising the industry sector in S&P 500 stocks identified by the Portfolio's subadviser as belonging to that industry sector in the same proportion as those stocks are represented in the S&P 500 on a market capitalization-weighted basis.

     Up to 20% of the Portfolio's assets may be invested in temporary defensive investments such as money market instruments and investment grade bonds. Money market instruments consist of commercial paper, certificates of deposit, banker's acceptances and other bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high grade corporate obligations and repurchase agreements. Investment grade bonds are those rated A or better by S&P or Moody's or deemed to be of equivalent quality in the judgment of the subadviser. If the Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal and it may miss out on investment opportunities that are more advantageous. The Portfolio may purchase stock index futures contracts and related options. Up to 5% of the total assets of the Portfolio may be invested in American Depositary Receipts. The Portfolio will not invest more than 10% of its net assets in securities that are deemed to be illiquid.

     The Portfolio may invest in "traditional" derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Portfolio.

THE DYNAMIC GROWTH AND THE AGGRESSIVE GROWTH FUNDS

     HOW DO THE FUNDS PURSUE THEIR INVESTMENT GOAL?

     The underlying funds in which the Growth Portfolio and Aggressive Growth Portfolio invest will consist of mutual funds and closed end funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), and that seek capital growth or appreciation, without regard to current income. The Portfolios will not invest in other funds of the Flex-funds family of funds or the Meeder
     Advisor Funds family of funds, the corresponding Portfolios of which are also managed by the adviser.

     Investment decisions by the investment advisers of the underlying funds are made independently of a portfolio and the adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

     The Portfolios will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. A portfolio may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Portfolio.

     A Portfolio may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that a Portfolio purchases will ever decrease. In fact, it is possible that this market discount may increase, and a fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

     The Portfolio may invest in common stocks directly.

     TYPES OF FUNDS. Normally, a Portfolio invests in the following types of mutual funds: aggressive growth, growth, small capitalization, specialty and industry sector funds. In addition, a Portfolio may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds that purchase stocks represented in popular stock market averages) with a portion of its assets. A Portfolio may also invest in underlying funds holding foreign securities. The adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the adviser's view, be most likely to achieve the funds' investment goals.

     The adviser selects underlying funds in which to invest based in part on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative, and risk-adjusted). The adviser also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings. Many funds in which a Portfolio invests may not share the same investment goal and investment limitations as the Portfolio.

     INDEX-BASED INVESTMENTS.  A Portfolio may invest in index-based investments
     (IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     EXCHANGE TRADED FUNDS. A Portfolio may invest in shares of Exchange Traded Funds ("ETFs"). ETFs are mutual funds that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, that is, they can be sold at a premium or with a discount. The price of ETFs is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on ETFs.

THE U.S. GOVERNMENT BOND FUND

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     Under normal circumstances, at least 80% of the value of the Portfolio's net assets will be invested in U.S. government debt securities.

     The U.S.  government  securities in which the Portfolio  invests are either
     issued  or  guaranteed   by  the  U.S.   government,   its   agencies,   or
     instrumentalities. These securities are limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association; and

     o repurchase agreements relating to any of the foregoing U.S. government securities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

     o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     o    the credit of the agency or instrumentality.

     The Portfolio will invest in U.S. government securities of varying maturities. Normally, the Portfolio will invest in 10-year U.S. government securities if the adviser believes the risk/reward relationship of the bond market is positive. The Portfolio will invest in short-term U.S. government securities or money market securities when the adviser believes the risk/reward relationship of the bond market is negative. If the Portfolio's adviser believes that long-term interest rates are significantly greater than inflation, the Portfolio may invest in U.S. government securities with maturities as long as 30 years.

     The Portfolio's adviser believes the appropriate way to defend assets against shifts in interest rates is to be invested in short-term U.S. government securities only when it believes that the risk/reward relationship of the bond market is negative. To determine the maturities of U.S. government securities for purchase, the Manager monitors the following indicators:

     o Momentum - the trend of U.S. government securities prices versus various moving averages

     o Real Rates - the 10-year treasury bond yield as compared to inflation and

     o Yield Spread - the 10-year treasury bond yield as compared to the 90-day T-bill yield.

THE MONEY MARKET FUND

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     The manager seeks to achieve its goal by investing in high-quality money market instruments which mature in 397 days or less. Also, the Portfolio will seek to minimize changes in the value of its assets due to market factors by maintaining a dollar-weighted average portfolio maturity of 90 days or less.

     The Portfolio may change its average portfolio maturity or level of quality to protect its net asset value when it is perceived that changes in the liquidity of major financial institutions may adversely affect the money markets. Consequently, for temporary defensive purposes, the Portfolio may shorten the average maturity of its investments and/or invest only in the highest quality debt instruments, including, for example, U.S. government or agency obligations.

                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees oversees the management of the funds and the portfolios, and elects their officers. The officers are responsible for the funds and the portfolios' day-to-day operations. Information concerning the trustees and officers of the funds and the portfolios appears in the Statement of Additional Information.

MANAGERS. The Portfolios investment advisers and subadvisers are as follows:

     Portfolio and                    Investment         Investment
     Corresponding Fund               Adviser            Subadviser(s)
     ------------------------------   ----------------   -----------------------

     Asset Allocation Portfolio       Meeder Asset       None
     (The Muirfield Fund(R))          Management, Inc.

     Utilities Portfolio              Meeder Asset       Miller/Howard
     (Total Return Utilities Fund)    Management, Inc.   Investments, Inc.

     Growth Stock Portfolio           Meeder Asset       Sector Capital
     (The Highlands Growth Fund(R))   Management, Inc.   Management, L.L.C. and
                                                         the Sector Advisers
                                                         (see "Sector Advisers -
                                                         Growth Stock
                                                         Portfolio")

     Growth Portfolio                 Meeder Asset       None
     (Dynamic Growth Fund)            Management, Inc.

     Aggressive Growth Portfolio      Meeder Asset       None
     (Aggressive Growth Fund)         Management, Inc.

     Bond Portfolio                   Meeder Asset       None
     (U.S. Government Bond Fund)      Management, Inc.

     Money Market Portfolio           Meeder Asset       None
     (Money Market Fund)              Management, Inc.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder") serves as investment adviser to the portfolios. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of December 31, 2001, Meeder and its affiliates managed approximately $1.7 billion in assets. Meeder has its principal offices at 6000 Memorial Drive, Dublin, OH 43017.

INVESTMENT SUBADVISER - UTILITIES PORTFOLIO

Miller/Howard Investments, Inc. ("Miller/Howard"), the Utilities Portfolio's subadviser, makes investment decisions for the Utilities Portfolio. Meeder continues to have responsibility for all investment advisory services provided to the Utilities Portfolio and supervises Miller/Howard's performance of such services. Miller/Howard is a registered investment adviser that has been providing investment services to broker-dealers, investment advisers, employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1984. As of December 31, 2001, Miller/Howard managed approximately $357 million in assets. Miller/Howard has its principal offices at 324 Upper Byrdcliffe Road, P. O. Box 549, Woodstock, New York 12498.

INVESTMENT SUBADVISER - GROWTH STOCK PORTFOLIO

Sector Capital Management, L.L.C. ("Sector Capital"), the Growth Stock Portfolio's subadviser, furnishes investment advisory services in connection with the management of the Growth Stock Portfolio. Sector Capital has been a registered investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since January 1995. As of December 31, 2001, Sector Capital managed approximately $1.1 billion in assets. Sector Capital has its principal offices at51 Germantown Court, Suite 309, Cordova, TN 38018.

Sector Capital utilizes its "Sector Plus" investment strategy to manage the assets of the Growth Stock Portfolio. Pursuant to this strategy, Sector Capital divides the assets of the Growth Stock Portfolio among nine industry sectors of the S&P 500, each of which is managed by a separate sector adviser. Sector Capital is responsible for overseeing the sector advisers and recommending their hiring, termination and replacement. Meeder and Sector Capital are ultimately responsible for the investment performance of the Growth Stock Portfolio because of Meeder's responsibility to oversee Sector Capital and Sector Capital's responsibility to oversee the sector advisers and recommend their hiring, termination and replacement.

Sector Capital and the Growth Stock Portfolio have entered into a sub-subadvisory agreement with each Sector Adviser selected for the Portfolio. Sector Capital is responsible for selecting, subject to the review and approval of the Growth Stock Portfolio's Board of Trustees, the sector advisers that have distinguished themselves by able performance in respective areas of expertise in sector management, and to review their continued performance. In addition, Sector Capital is responsible for categorizing publicly traded domestic common stocks into a specific industry sector. Sector Capital may also invest the Growth Stock Portfolio's financial futures contracts and related options.

During the sector adviser selection process, Sector Capital performs initial due diligence on all prospective sector advisers. In evaluating prospective sector advisers, Sector Capital considers, among other factors, each candidate's level of expertise; relative performance and consistency of performance; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

Sector Capital monitors sector adviser performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with sector advisers. Sector Capital has responsibility for communicating performance expectations and evaluations to sector advisers and ultimately recommending to the Board of Trustees of the Growth Stock Portfolio whether sector advisers' contracts should be renewed, modified, or terminated. Sector Capital provides reports to the Growth Stock Portfolio's Board of Trustees regarding the results of its evaluation and monitoring functions.

The Securities and Exchange Commission has granted the Growth Stock Portfolio an exemptive order that permits the Growth Stock Portfolio and Sector Capital to enter into and materially amend sub-subadvisory agreements with sector advisers, without such agreements being approved by the Growth Stock Portfolio's investors or The Highlands Growth Fund(R)'s shareholders. The exemptive order does not apply, however, to sub-subadvisory agreements with affiliated persons of the Growth Stock Portfolio, the Manager or Sector Capital, other than by reason of such affiliated person serving as an existing sector adviser to the Growth Stock Portfolio, which still require shareholder approval. The exemptive order also permits the Growth Stock Portfolio and The Highlands Growth Fund(R) to disclose, on an aggregate basis rather than individually, the fees paid to sector advisers that are not such affiliated persons. In addition, the exemptive order includes the condition that within 90 days of the hiring of any new sector advisers, the Manager and Sector Capital will furnish shareholders of the fund with an information statement about the new sector adviser and sub-subadvisory agreement. Any changes to the advisory contract between the Growth Stock Portfolio and the manager or the subadvisory agreement among the Growth Stock Portfolio, Manager and Sector Capital will still require shareholder approval. A majority of the shareholders of The Highlands Growth Fund(R) approved the operation of the Trust in accordance with the exemption.

SECTOR ADVISERS - GROWTH STOCK PORTFOLIO

Subject to the supervision and direction of Sector Capital and, ultimately, the Board of Trustees of the Growth Stock Portfolio, each sector adviser's responsibilities are limited to:

     o managing its portion of the securities held by the Growth Stock Portfolio in accordance with the Portfolio's stated investment goals and strategies,

     o    making investment decisions for the Growth Stock Portfolio, and

     o placing orders to purchase and sell securities on behalf of the Growth Stock Portfolio.

The following sets forth certain information about each of the sector advisers:

     MILLER/HOWARD INVESTMENTS, INC. serves as sector adviser to the transportation sector of the Growth Stock Portfolio. Miller/Howard is a registered investment adviser that has been providing investment services to broker-dealers, investment advisers, employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1984. As of December 31, 2001, Miller/Howard managed approximately $357 million in assets. Lowell G. Miller, President and Chief Investment Officer of Miller/Howard, is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Miller/Howard. Mr. Miller has served as President and portfolio manager of Miller/Howard since 1984. Miller/Howard is also the subadviser to the Utilities Portfolio, a corresponding portfolio to The Flex-funds' Total Return Utilities Fund and the Meeder Advisor Funds' Utility Growth Fund. Miller/Howard's principal executive offices are located at 324 Upper Byrdcliffe Road, Post Office Box 549, Woodstock, New York 12498.

     W. H. REAVES & COMPANY, INC. serves as sector adviser to the utilities sector of the Growth Stock Portfolio. Reaves is a registered investment adviser that has been providing investment services to employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1977. As of December 31, 2001, Reaves managed approximately $1.2 billion in assets. William
H. Reaves, President and Chief Investment Officer, and Mark D. Luftig, Executive Vice President, are the portfolio managers primarily responsible for the day-to-day management of the assets of the Portfolio allocated to Reaves. Mr. Reaves, the founder of W. H. Reaves & Company, Inc., has over 50 years of investment experience and serves as portfolio manager and utility analyst. Mr. Luftig, with over 30 years of investment experience, has been with Reaves since 1995 and serves as portfolio manager and utility analyst. Reaves' principal executive offices are located at 10 Exchange Place, 18th Floor, Jersey City, New Jersey 07302.

     BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. serves as sector adviser to the consumer durable and non-durable sectors of the Growth Stock Portfolio. Barrow is a registered investment adviser that has been providing investment services to banks; investment companies; pension and profit sharing plans; charitable organizations and corporations since 1979. As of December 31, 2001, Barrow managed approximately $28.6 billion in assets. Jane Gilday, CFA, is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Barrow. From 1993 to 1998, Ms. Gilday worked as a securities analyst at Hancock Institutional Equity Services and Advest, Inc. Ms. Gilday has served as a portfolio manager and Principal for Barrow since 1998. Barrow's principal executive offices are located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204-2429.

     THE MITCHELL GROUP, INC. serves as sector adviser to the energy sector of the Growth Stock Portfolio. The Mitchell Group is a registered investment adviser that has been providing investment services to individuals, banks, investment companies, pension and profit sharing plans, charitable organizations, corporations and other institutions since 1989. As of December 31, 2001, The Mitchell Group held discretionary investment authority over approximately $404 million in assets. Rodney Mitchell, who has served as President, Chief Executive Officer, and Chief Financial Officer of The Mitchell Group since 1989, is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to The Mitchell Group. The Mitchell Group's principal executive offices are located at 1100 Louisiana, #4810, Houston, Texas 77002.

     ASHLAND MANAGEMENT INCORPORATED serves as sector adviser to the goods and services sector of the Growth Stock Portfolio. Ashland is a registered investment adviser that has been providing investment services to individuals, pension and profit sharing plans, charitable organizations, corporations and other institutions since 1975. As of December 31, 2001, Ashland managed approximately $2 billion in assets. Terence J. McLaughlin, Chief Investment Officer of Ashland, and Deborah C. Ohl, a Vice President and Portfolio Manager, are the portfolio managers primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Ashland. Mr. McLaughlin has been a Portfolio Manager for Ashland since 1984. Ms. Ohl has been employed by Ashland since August 1992 and has served as a Portfolio Manager for Ashland since 1993. Ashland's principal executive offices are located at One Battery Park Plaza, New York, New York 10004.

     MATRIX ASSET ADVISORS, INC. serves as sector adviser to the financial sector of the Growth Stock Portfolio. Matrix is a registered investment adviser that has provided investment management services to individuals, pension and profit sharing plans, trusts, charitable organizations and corporations since 1986. As of December 31, 2001, the firm managed approximately $763 million in assets. David A. Katz is the portfolio manager primarily responsible for the day to day management of those assets of the Growth Stock Portfolio allocated to Matrix. Mr. Katz, a co-founder of Matrix, is the President of the firm and has served as its Chief Investment Officer since the firm's inception. Matrix's executive offices are located at 747 Third Avenue, 31st Floor, New York, New York 10017.

     DRESDNER RCM GLOBAL INVESTORS, L.L.C. (formerly RCM Capital Management, L.L.C.) serves as sector adviser to the technology sector of the Growth Stock Portfolio. Dresdner RCM is a registered investment adviser that provides investment services to institutional and individual clients and registered investment companies. Dresdner RCM was established in April 1996 as the successor to the business and operations of RCM Capital Management, a California Limited Partnership that, with its predecessors, has been in operation since 1970. As of December 31, 2001, Dresdner RCM had approximately $40.5 billion under management and advice in San Francisco and an additional $21.8 billion by affiliates in London, Hong Kong, and San Diego. Walter C. Price and Huachen Chen, each Managing Directors of Dresdner RCM, are the portfolio managers primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Dresdner RCM. Messrs. Price and Chen have managed equity portfolios on behalf of Dresdner RCM since 1985. Dresdner RCM's principal executive offices are located at Four Embarcadero Center, San Francisco, CA 94111.

     ALLIANCE CAPITAL MANAGEMENT L.P. serves as sector adviser to the health sector of the Growth Stock Portfolio. Alliance, a registered investment adviser, is an international investment manager supervising client accounts with assets as of December 31, 2001 totaling approximately $455billion. Alliance provides investment services primarily to corporate employee benefit funds, public employee retirement systems, investment companies, foundations, and endowment funds. Raphael L. Edelman, Senior Vice President of Alliance, is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Alliance. Mr. Edelman, who has 18 years of investment experience, joined Alliance's research department in 1986 as an analyst after working two years as a manager in Alliance's mutual fund division. Alliance's principal executive offices are located at 1345 Avenue of the Americas, New York, NY 10105.

PORTFOLIO MANAGERS

     The individuals primarily responsible for the management of each of the portfolios are listed below:

THE ASSET ALLOCATION PORTFOLIO. A team of persons employed by Meeder Asset Management, Inc. will be jointly and primarily responsible for the day-to-day management of the Portfolio. This team is replacing the previous arrangement which consisted of co-portfolio managers.

THE UTILITIES PORTFOLIO. The portfolio manager responsible for the Utilities Portfolio's investments is Lowell G. Miller, a director and the President of Miller/Howard, the subadviser to the Portfolio. Mr. Miller has served as President and portfolio manager of Miller/Howard and its predecessor since 1984 and has managed the Portfolio since its inception in 1995.

THE GROWTH STOCK PORTFOLIO. William L. Gurner, President of Sector Capital, is primarily responsible for the day-to-day management of the Growth Stock
Portfolio through interaction with each of the sector advisers. Mr. Gurner is also primarily responsible for managing the futures contracts and related options of the portfolio on behalf of the subadviser. Mr. Gurner has managed the portfolio since December 1996. Mr. Gurner has been President and portfolio manager of Sector Capital since January 1995. From September 1987 through December 1994, Mr. Gurner served as Manager of Pension Funds for Federal Express. Joseph A. Zarr and Richard A. Clemens, CFA are primarily responsible for managing the portfolio's liquidity reserve and managing the futures contracts and related options of the Portfolio on behalf of Meeder. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the portfolio manager of the Portfolio in 2001. Mr. Clemens has been associated with Meeder Asset Management as a portfolio analyst since
1999 and began serving as a portfolio manager of the Portfolio in 2002. Mr. Clemens was Manager of Financial Reporting and Transfer Agency for Mutual Funds Service Company from 1997 to 1999. Prior to joining Meeder Asset Management, Mr. Clemens was Manager of Financial Administration for BISYS from 1995 to 1997. Please see "Sector Advisers - Growth Stock Portfolio" for more information about each of the portfolio's sector advisers.

THE GROWTH PORTFOLIO. Robert M. Wagner is primarily responsible for the day-to-day management of the Growth Portfolio. Mr. Before joining Meeder Asset Management, Mr. Wagner received his MA in Economics from the University of Oklahoma in 1996. Mr. Wagner has been associated with Meeder Asset Management as a portfolio analyst and assistant portfolio manager since 1996 and began serving as the assistant portfolio manager of the Portfolio in 2000.

THE AGGRESSIVE GROWTH PORTFOLIO. Robert M. Wagner is primarily responsible for the day-to-day management of the Aggressive Growth Portfolio. Before joining Meeder Asset Management, Mr. Wagner received his MA in Economics from the University of Oklahoma in 1996. Mr. Wagner has been associated with Meeder Asset Management as a portfolio analyst and assistant portfolio manager since 1996 and began serving as the assistant portfolio manager of the Portfolio in 2000.

THE BOND PORTFOLIO. The portfolio manager responsible for the Bond Portfolio's investments is Joseph A. Zarr. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and has managed the Portfolio since 1996.

THE MONEY MARKET PORTFOLIO. The portfolio managers responsible for the Money Market Portfolio's investments are Joseph A. Zarr and Richard A. Clemens, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the portfolio manager of the Portfolio in 2001. Mr. Clemens has been associated with Meeder Asset Management as a portfolio analyst since 1999 and began serving as a portfolio manager of the Portfolio in 2002. Mr. Clemens was Manager of Financial Reporting and Transfer Agency for Mutual Funds Service Company from 1997 to 1999. Prior to joining Meeder Asset Management, Mr. Clemens was Manager of Financial Administration for BISYS from 1995 to 1997.

MANAGEMENT FEES. During the calendar year ended December 31, 2001, the Portfolios paid management fees totaling the following:

                                         Management Fee as Percentage
     Portfolio                           of Average Daily Net Assets
     ---------                           ---------------------------

     The Asset Allocation Portfolio                 0.90%
     The Utilities Portfolio                        1.00%
     The Growth Stock Portfolio                     0.99%
     The Growth Portfolio                           0.75%
     The Aggressive Growth Portfolio                0.75%
     The Bond Portfolio                             0.40%
     The Money Market Portfolio                     0.30%

For more information about management fees, see "Investment Adviser" and "Investment Subadviser" in the Statement of Additional Information.

      PAST PERFORMANCE OF PRIVATE ACCOUNTS -GROWTH PORTFOLIO AND AGGRESSIVE
                                GROWTH PORTFOLIOS

     PURPOSE OF PAST PERFORMANCE. The performance information below is provided to show the past performance of the adviser in managing substantially similar accounts to the Growth Portfolio and the Aggressive Growth Portfolio, and to measure the past performance against a market index, the S&P 500 Composite Stock Price Index, and against peer fund indexes, Morningstar's Average Growth Fund Index and Morningstar's Average Aggressive Growth Fund Index, respectively.

     WHAT PAST PERFORMANCE DOES NOT REPRESENT. The past performance shown below does not represent the performance of the Growth Portfolio or The Dynamic Growth Fund, or the Aggressive Growth Portfolio or The Aggressive Growth Fund. You should not consider the past performance shown below as an indication of the future performance of the Growth Portfolio or the Dynamic Growth Fund, or the Aggressive Growth Portfolio or the Aggressive Growth Fund.

     SIMILAR ACCOUNTS. Since October of 2001, Mr. Wagner has served as the adviser's portfolio manager for privately managed accounts having investment goals, policies, strategies and risks substantially similar to those of the Growth Portfolio and The Dynamic Growth Fund, and the Aggressive Growth Portfolio and The Aggressive Growth Fund. Substantially all of the assets of these privately managed accounts have invested in mutual funds.

     CALCULATION OF PAST PERFORMANCE. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the private accounts without providing for federal or state income taxes. Custodial fees, if any, were not used to reduce performance returns. The adviser's composite includes all actual, fee paying, discretionary, private accounts managed by the adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Growth Portfolio and The Dynamic Growth Fund, and the Aggressive Growth Portfolio and The Aggressive Growth Fund. Cash and equivalents are included in performance returns. The yearly returns of the adviser's composite combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of each quarter. The yearly returns are computed by linking the returns of each quarter within the calendar year.

     DIFFERENCES IN REGULATION. The private accounts that are included in the adviser's composite are not subject to the same types of expenses to which the Growth Portfolio or The Dynamic Growth Fund, or the Aggressive Growth Portfolio or The Aggressive Growth Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Growth Portfolio and the Dynamic Growth Fund, or the Aggressive Growth Portfolio and The Aggressive Growth Fund by federal securities laws.

     The investment results of the adviser's composite presented below are unaudited and not intended to predict or suggest the returns that might be experienced by the Growth Portfolio or the Aggressive Growth Portfolio or that you might experience by investing in The Dynamic Growth Fund or The Aggressive Growth Fund. You should also be aware that the SEC uses a method different from that used below to calculate mutual fund performance, which could result in different performance returns.

                      PAST PERFORMANCE OF PRIVATE ACCOUNTS
                      ------------------------------------

                  MEEDER ASSET
                  MANAGEMENT, INC.                                MORNINGSTAR'S
                  GROWTH ACCOUNTS                                 AVERAGE
YEAR              COMPOSITE                 S&P 500(1)            GROWTH FUND(2)
----              ---------------           ----------            --------------

1995                25.88%                  37.53%                  31.47%
1996                13.90%                  22.95%                  19.93%
1997                20.75%                  33.35%                  24.92%
1998                28.20%                  28.58%                  20.25%
1999                57.56%                  21.04%                  29.92%
2000                -2.48%                  -9.10%                 -12.01%
2001               -13.37%                 -11.88%                 -14.20%

                  MEEDER ASSET
                  MANAGEMENT, INC.                                MORNINGSTAR'S
                  AGGRESSIVE                                      AVERAGE
                  GROWTH ACCOUNTS                                 AGGRESSIVE
YEAR              COMPOSITE                 S&P 500(1)            GROWTH FUND(2)
----              ----------------          ----------            --------------

1995                24.02%                  37.53%                  36.81%
1996                11.72%                  22.95%                  13.86%
1997                18.05%                  33.35%                  16.90%
1998                31.98%                  28.58%                  16.41%
1999                70.93%                  21.04%                  60.18%
2000                -5.79%                  -9.10%                  -3.87%
2001               -16.85%                 -11.88%                 -20.21%

(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) An index of mutual funds, such as Morningstar's Average Growth Fund Index or Morningstar's Average Aggressive Growth Fund Index, includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

                           HOW IS THE TRUST ORGANIZED?

     Each fund is a no-load, open-end management investment company that is a series of The Flex-funds trust (the "Trust").

     The board of trustees of the Trust oversees the funds' activities. The board retains various companies to carry out the funds' operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees"). A shareholder meeting for the purpose of removing board members may be called by a vote of 10% of the outstanding shares of the Trust.

PORTFOLIO TRADES

     As long as the advisers believe a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, they may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by a portfolio to reduce it, or its corresponding fund's, expenses.

DIVERSIFICATION

     All of the funds are diversified, which means each fund may not, with respect to at least 75% of its assets (100% of its assets in the case of the Money Market Fund), invest more than 5% of its assets in the securities of one company. However, under certain circumstances, each of the corresponding portfolios of The Muirfield Fund(R), The Aggressive Growth Fund and The Dynamic Growth Fund may invest more than 5% of its assets in the shares of one mutual fund.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DOES A PORTFOLIO EARN INCOME AND GAINS?

     A Portfolio may earn dividends and interest (a Portfolio's "income") on its investments. When a Portfolio sells a security for a price that is higher than it paid, it has a gain. When a Portfolio sells a security for a price that is lower than it paid, it has a loss. If a Portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a Portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Portfolio's gains and losses are netted together, and, if a Portfolio has a net gain (a Portfolio's "gain"), that gain will generally be distributed to you.

TAXATION OF A PORTFOLIO'S INVESTMENTS

     A Portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that a Portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a fund generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from a Portfolio's investments in foreign securities. These taxes will reduce the amount of the fund's distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of a fund's income and gains on its corresponding Portfolio's investments in stocks and other securities. The fund's income and short-term capital gains are paid to you as ordinary dividends. The fund's long-term capital gains are paid to you as capital gain distributions. If the fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the fund's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the funds are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. The Total Return Utilities Fund, The U.S. Government Bond and The Money Market Fund pay dividends from their net investment income on a monthly basis. The Muirfield Fund(R), The Highlands Growth Fund(R), The Aggressive Growth Fund and The Dynamic Growth Fund pay dividends from their net investment income on a quarterly basis. All funds distribute capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a fund.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

     REDEMPTIONS AND EXCHANGES

     WHAT IS A REDEMPTION?

     A redemption is a sale by you to a fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a fund for shares of another Flex-funds' fund is treated as a redemption of fund shares and then a purchase of shares of the other Flex-funds' fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a fund for shares in another Flex-funds fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares in a fund will be disallowed by the IRS if you purchase other shares in that fund within 30 days before or after your redemption or exchange.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The funds will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your funds shares will generally be subject to state and local income tax. The holding of funds shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the funds.

     IN KIND DISTRIBUTIONS. The Flex-funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of a Flex-funds' fund or Meeder, payment in cash would be harmful to existing shareholders. In the event the fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the funds must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

     This explanation uses The Muirfield Fund(R) as an example. The fund began calendar year 2001 with a net asset value (price) of $4.95 per share. During the year, the fund earned $0.01 per share from net investment income (interest and dividends less operating expenses) and lost ($0.58) per share from investments that had depreciated in value or that were sold for lower prices than the fund paid for them.

     Shareholders received $0.13 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

     The earnings ($0.57 per share) minus the distributions ($0.13 per share) resulted in a share price of $4.25 at the end of the year. This was a decrease of $0.70 per share (from $4.95 at the beginning of the year to $4.25 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the fund was (11.52%) for the year.

     As of December 31, 2001, the fund had approximately $61,577,000 in net assets. For the year, its expense ratio was 1.31% ($13.10per $1,000 of net assets); and its net investment income amounted to 0.11% of its average net assets. It sold and replaced securities valued at 298% of its net assets.

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years (or, if shorter, the period of the funds' operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the funds' financial statements, are included in the annual report, which is available upon request.

                                                                   THE MUIRFIELD FUND(R)
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                               ----          ----          ----          ----          ----
Net Asset Value, Beginning of period        $    4.95     $    6.32     $    6.88     $    5.47     $    5.47
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.01          0.20          0.09          0.08          0.11
Net Gains (Losses) on Securities and
   futures (both realized and unrealized)       (0.58)        (1.23)         0.89          1.51          0.91
-------------------------------------------------------------------------------------------------------------
Total From Investment Operations                (0.57)        (1.03)         0.98          1.59          1.02
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From Net Investment Income                      (0.13)        (0.19)        (0.09)        (0.08)        (0.11)
From Net Capital Gains                             --         (0.15)        (1.45)        (0.10)        (0.91)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.13)        (0.34)        (1.54)        (0.18)        (1.02)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $    4.25     $    4.95     $    6.32     $    6.88     $    5.47
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN (assumes reinvestment
   of distributions)                           (11.52%)      (16.50%)       16.43%        29.33%        18.59%
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period ($000)               61,577        97,912       155,827       125,547       130,783
Ratio of Expenses to Average Net Assets          1.31%         1.20%         1.21%         1.24%         1.29%
Ratio of Net Investment Income
   to Average Net Assets                         0.11%         2.97%         1.33%         1.23%         1.69%
Ratio of Expenses to Average Net Assets
   before Expenses paid indirectly(2)            1.37%         1.20%         1.21%         1.24%         1.29%

Portfolio Turnover Rate(1)                     297.81%       405.88%       787.66%       128.31%       395.42%

(1)  Represents turnover rate of corresponding portfolio.

(2)  Ratio includes expenses paid indirectly in corresponding portfolio.

                                                              THE TOTAL RETURN UTILITIES FUND
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                               ----          ----          ----          ----          ----
Net Asset Value, Beginning of Period        $   22.17     $   20.34     $   19.01     $   17.72     $   14.98
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment income                            0.35          0.26          0.30          0.25          0.25
-------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities
(both realized and unrealized)                  (3.56)         3.73          3.45          1.29          3.99
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (3.21)         3.99          3.75          1.54          4.24
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
From net investment income                      (0.33)        (0.26)        (0.30)        (0.25)        (0.25)
-------------------------------------------------------------------------------------------------------------
In Excess of Net Investment Income                 --         (0.02)           --            --            --
-------------------------------------------------------------------------------------------------------------
From net capital gains                             --         (1.64)        (2.12)           --         (1.25)
-------------------------------------------------------------------------------------------------------------
In Excess of Net Capital Gains                     --         (0.15)           --            --            --
-------------------------------------------------------------------------------------------------------------
Tax Return of Capital                              --         (0.09)           --            --            --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.33)        (2.16)        (2.42)        (0.25)        (1.50)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $   18.63     $   22.17     $   20.34     $   19.01     $   17.72
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN (assumes reinvestment
   of distributions)                           (14.57%)       20.03%        20.01%         8.77%        28.68%
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               31,267        24,740        13,893        10,455         8,405
-------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets          1.72%         1.78%         1.80%         1.80%         1.80%
-------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets        1.66%         1.22%         1.48%         1.35%         1.57%
-------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets,
   before reimbursement of fees and/or
   expenses paid indirectly(2) waiver
   of fees(1)                                    1.80%         1.85%         1.99%         2.11%         2.51%
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(2)                      22.74%        37.07%        69.20%        51.36%        41.22%
-------------------------------------------------------------------------------------------------------------

(1)  Represents turnover rate of corresponding portfolio.

(2)  Ratio includes expenses paid indirectly in corresponding portfolio.

                                                                  THE HIGHLANDS GROWTH FUND(R)
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                               ----          ----          ----          ----          ----
Net Asset Value, Beginning of period        $   18.66     $   22.37     $   21.23     $   18.55     $   16.41

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                       --         (0.01)        (0.01)         0.06          0.06
Net Gains (Losses) on Securities and
   futures (both realized and unrealized)       (2.49)        (2.17)         4.37          4.32          4.73
                                            -----------------------------------------------------------------
Total From Investment Operations                (2.49)        (2.18)         4.36          4.38          4.79
                                            -----------------------------------------------------------------

LESS DISTRIBUTIONS
From Net Investment Income                         --            --            --         (0.06)        (0.06)
From Capital Gains                              (0.70)        (1.53)        (3.22)        (1.64)        (2.59)
                                            -----------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.70)        (1.53)        (3.22)        (1.70)        (2.65)
                                            -----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $   15.47     $   18.66     $   22.37     $   21.23     $   18.55
                                            -----------------------------------------------------------------

TOTAL RETURN (assumes reinvestment
   of distributions)                           (13.33%)       (9.76%)       21.16%        23.67%        29.28%
                                            -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period ($000)               32,248        44,049        53,087        43,908        33,752
Ratio of Expenses to Average Net Assets          1.64%         1.43%         1.56%         1.69%         1.87%
Ratio of Net Investment Income (Loss) to
   Average Net Assets                           (0.23%)       (0.04%)       (0.04%)        0.31%         0.30%
Ratio of Expenses to Average Net Assets
   before Waiver of Fees and/or expenses
   paid indirectly(2)                            1.66%         1.43%         1.57%         1.70%         1.87%
Portfolio Turnover Rate(1)                      36.99%        58.03%        51.22%        79.98%       129.79%

(1)  Represents turnover rate of corresponding portfolio.
(2) Ratio includes fees waived and/or expenses paid indirectly in corresponding portfolio.

                                                    THE DYNAMIC GROWTH FUND
                                                    -----------------------

                                                       2001         2000*
                                                       ----         -----

Net Asset Value, Beginning of Period                $    8.52     $   10.00
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment income (loss)                               --          0.04
--------------------------------------------------------------------------------
Net Gains (Losses) on Securities and Futures
(both realized and unrealized)                          (1.15)        (1.39)
--------------------------------------------------------------------------------
Total from Investment Operations                        (1.15)        (1.35)
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From Net Investment Income                                 --         (0.04)
--------------------------------------------------------------------------------
In Excess of Net Investment Income                         --         (0.09)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        --         (0.13)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    7.37     $    8.52
--------------------------------------------------------------------------------

TOTAL RETURN (assumes reinvestment
   of distributions)                                   (13.47%)      (13.54%)(3)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, End of Period ($000)                       23,126        20,399
--------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets(2)               1.03%         1.10%
--------------------------------------------------------------------------------
Ratio of Net Income (Loss) to Average Net Assets(2)     (0.62%)        0.53%
--------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets,
   before reimbursement of fees and/or
   expenses paid indirectly(2)(4)                        1.34%         1.30%
--------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                             131.21%       257.72%(3)
--------------------------------------------------------------------------------

(1)  Not annualized for periods of less than one full year.
(2)  Annualized for periods of less than one full year.
(3)  Represents turnover rate of corresponding portfolio.
(4)  Ratio includes expenses paid indirectly in corresponding portfolio.
*    Commenced operations on February 29, 2000.

                                                  THE AGGRESSIVE GROWTH FUND
                                                  --------------------------

                                                       2001         2000*
                                                       ----         -----


Net Asset Value, Beginning of Period                $    7.86     $   10.00
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment income (loss)                               --          0.01
--------------------------------------------------------------------------------
Net Gains or Losses on Securities and Futures
(both realized and unrealized)                          (1.34)        (2.11)
--------------------------------------------------------------------------------
Total from Investment Operations                        (1.34)        (2.12)
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS
In Excess of Net Investment Income                         --         (0.02)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        --         (0.02)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    6.52     $    7.86
--------------------------------------------------------------------------------

TOTAL RETURN (assumes reivestment of
   distributions(1)                                    (17.04%)      (21.24%)(3)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, End of Period ($000)                       12,379        12,079
--------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets(2)               1.03%         1.10%
--------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
   Average Net Assets(2)                                (0.69%)       (0.11%)
--------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets,
   before reimbursement of fees and/or
   expenses paid indirectly (2)(4)                       1.52%         1.32%
--------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                             126.69%       302.02%(3)
--------------------------------------------------------------------------------

(1)  Not annualized for periods of less than one full year.
(2)  Annualized for periods of less than one full year.
(3)  Represents turnover rate of corresponding portfolio.
(4)  Ratio includes expenses paid indirectly in corresponding portfolio.
*    Commenced operations on February 29, 2000.

                                                              THE U.S. GOVERNMENT BOND FUND
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                               ----          ----          ----          ----          ----
Net Asset Value, Beginning of period        $   21.92     $   21.33     $   22.14     $   21.19     $   20.64

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.79          1.10          0.88          0.97          0.99

Net Gains (Losses) on Securities and
   Futures (both realized and unrealized)       (0.51)         0.59         (0.81)         1.02          0.55
                                            -----------------------------------------------------------------
Total From Investment Operations                 0.28          1.69          0.07          1.99          1.54
                                            -----------------------------------------------------------------

LESS DISTRIBUTIONS
From Net Investment Income                      (0.79)        (1.10)        (0.88)        (0.97)        (0.99)
                                            -----------------------------------------------------------------
From Net Capital Gains                             --            --            --         (0.07)           --
                                            -----------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS               (0.79)        (1.10)        (0.08)        (1.04)        (0.99)
                                            -----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $   21.41     $   21.92     $   21.33     $   22.14     $   21.19
                                            -----------------------------------------------------------------

TOTAL RETURN (assumes reinvestment
   of distributions)                             1.23%         8.15%         0.35%         9.62%         7.70%
                                            -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period ($000)               13,080        13,340        12,422        11,294        16,973
Ratio of Expenses to Average Net Assets          1.07%         1.00%         1.00%         1.00%         1.00%
Ratio of Net Investment Income to
   Average Net Assets                            3.58%         5.12%         4.10%         4.52%         4.85%
Ratio of Expenses to Average Net Assets,
   before waiver of fees(2)                      1.13%         1.30%         1.18%         1.16%         1.14%
Portfolio Turnover Rate(1)                     503.20%       375.47%       352.23%       225.11%       375.64%

(1)  Represents turnover rate of corresponding portfolio.
(2)  Ratio includes fees waived in corresponding portfolio.

                                                                  THE MONEY MARKET  FUND
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                               ----          ----          ----          ----          ----
Net Asset Value, Beginning of period        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment income                           0.040         0.060         0.049         0.052          0.05
                                            -----------------------------------------------------------------
Total From Investment Operations                0.040         0.060         0.049         0.052          0.05
                                            -----------------------------------------------------------------

Less Distributions From net
   investment income                           (0.040)       (0.060)       (0.049)       (0.052)       (0.053)
                                            -----------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.040)       (0.060)       (0.049)       (0.052)       (0.053)
                                            -----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                            -----------------------------------------------------------------

TOTAL RETURN (assumes reinvestment
   of distributions)                             4.10%         6.20%         4.96%         5.31%         5.38%
                                            -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period ($000)              221,594       233,227       232,023       154,225       169,335
Ratio of Expenses to Average Net Assets          0.44%         0.41%         0.41%         0.40%         0.40%
Ratio of Net Investment Income to
   Average Net Assets                            4.00%         6.01%         4.88%         5.19%         5.26%
Ratio of Expenses to Average Net Assets
   before reimbursement/waiver of fees(1)        0.62%         0.60%         0.54%         0.59%         0.59%

(1)  Ratio includes fees waived in corresponding portfolio.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

Shares are offered continuously and sold without a sales charge. Shares of The Muirfield(R), Total Return Utilities, Highlands Growth(R), Dynamic Growth and Aggressive Growth Funds are purchased at net asset value per share next determined after receipt of the purchase order by Mutual Funds Service Co., the funds' transfer agent, or an authorized agent of the funds. Shares of The U.S. Government Bond Fund are sold at net asset value per share next determined after receipt of both a purchase order and payment by the fund's transfer agent or the fund's authorized agent. Shares of The Money Market Fund are sold at the net asset value per share next determined after receipt of both a purchase order and payment in federal funds. Investments made by check are entered and credited at the net asset value determined on the next business day following receipt.

MINIMUM INVESTMENT. The minimum investment to open an account in each fund is $2,500 except an Individual Retirement Account (IRA) which has a $500 minimum. Subsequent investments in any account may be made in amounts of at least $100.

OPENING AN ACCOUNT.  You may open an account by mail or bank wire as follows:

     BY MAIL: To purchase shares, fill out the New Account Application accompanying this Prospectus. Be sure to specify the name of the fund in which you are investing. A check payable to each fund you specify must accompany the New Account Application. The funds do not accept third party checks. Payments may be made by check or Federal Reserve Draft payable to the particular fund(s) specified on the application and should be mailed to the following address: THE FLEX-FUNDS, C/O MEEDER ASSET MANAGEMENT, INC., P.O. BOX 7177, DUBLIN, OHIO 43017.

     BY BANK WIRE: If the wire order is for a new account, or to open an account in a different fund, you must telephone the fund prior to making your initial investment. Call 1-800-325-FLEX, or (614) 760-2159. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Money sent by a single wire can only be invested in one fund. Have your bank wire federal funds to:

     U.S. BANK, N.A.
        ABA #: 042-00001-3
     DDA Name: Master Account
     DDA #: 780382529
     Attn: (Include the Name of the Fund that the Purchase Should be Made to) Account Name: (Include Shareholder Name)
     For Account #: (Include Shareholder A/C #)

On new accounts, a completed application must be sent to The Flex-funds c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent. A fund will not permit a redemption until it receives the New Account Application in good order.

SUBSEQUENT INVESTMENTS. Subsequent investments in an existing account in any fund may be made by mailing a check payable to: Muirfield Fund(R), Total Return Utilities Fund, Highlands Growth Fund(R), Dynamic Growth Fund, Aggressive Growth Fund, U.S. Government Bond Fund, or Money Market Fund, as the case may be. Please include your account number on the check and mail as follows:

     THE FLEX-FUNDS
     LOCATION NUMBER: 00215
     CINCINNATI, OH 45264-0215

Subsequent investments may also be made by bank wire as described above. It is necessary to notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

WHEN PURCHASES ARE EFFECTIVE. New Account Applications for The Muirfield(R), Total Return Utilities, Highlands Growth(R), Dynamic Growth, Aggressive Growth and U.S. Government Bond, when accompanied by payment, are accepted immediately and the shares are priced at the next determined net asset value per share. Subsequent purchase orders are handled the same way, except on purchases made by telephone. For purchases made by telephone, payment for shares purchased in The Highlands Growth Fund(R) is due within three business days, whereas payment for shares purchased in The Muirfield(R), Total Return Utilities, Aggressive Growth and Dynamic Growth Funds is due within one business day. Shares of The U.S. Government Bond Fund are sold at net asset value per share next determined after receipt of both a purchase order and payment. Income dividends in The U.S. Government Bond Fund begin as of the first business day following the day of purchase.

New Account Applications and subsequent purchase orders for The Money Market Fund which are received by or on behalf of the fund prior to 3:00 p.m., Eastern time on a business day, begin earning dividends that day, provided payment in federal funds (bank wire) is received by the bank that day. New Account Applications and subsequent purchase orders which are received after 3:00 p.m., or for which wire payment is not received, are accepted as a purchase the following day. Investments made by check are credited to shareholder accounts, and begin to earn dividends, on the next business day following receipt.

If a shareholder's check is dishonored, the purchase and any dividends paid thereon will be reversed. If shares are purchased with federal funds, they may be redeemed at any time thereafter and the shareholder may secure his funds as explained below. (See "How to Make Withdrawals (Redemptions).")

Financial Institutions: You may buy shares or sell shares of the funds through a broker or financial institution who may charge you a fee for this service. If you are purchasing shares of a fund through a program of services offered or administered by a securities dealer or financial institution, you should read the program materials in conjunction with this Prospectus.

Certain financial institutions that have entered into sales agreements with the funds may enter confirmed purchase orders on behalf of customers by telephone to purchase shares of The Muirfield(R), Total Return Utilities, Dynamic Growth, Aggressive Growth and U.S. Government Bond Funds. Payment is due no later than the fund's pricing on the following business day. In The Highlands Growth Fund(R), payment for confirmed purchase orders is due within three business days. Purchase orders for The Money Market Fund which are received prior to 3:00 p.m., Eastern time, begin earning dividends that day, provided Firstar Bank, N.A., the Custodian for the fund, receives federal funds by 4:00 p.m., Eastern time, that same day. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by a fund.

                                DISTRIBUTION FEES

     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. Each of the funds has a 12b-1 plan. Under a plan, each fund, except for The Total Return Utilities Fund, The Aggressive Growth Fund and The Dynamic Growth Fund, pays an annual fee of up to 0.20% of fund assets for distribution services. The Total Return Utilities Fund, The Aggressive Growth Fund and The Dynamic Growth Fund pay an annual fee of up to 0.25% of fund assets for distribution services. Payments under each plan are made for distribution in the form of commissions and fees, advertising, sales literature, services of public relations consultants, direct solicitation and expenses of printing prospectuses and reports used for sales purposes. Persons who receive payments under the plans include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks, and service organizations. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying out other types of sales charges.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Valuation of Shares.")

     BY MAIL: You may redeem shares by mailing a written request to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017.

     Certain requests by mail must include a signature guarantee. It is designed to protect you and the fund from fraud.

     Your request must be made in writing and include a signature guarantee if any of the following situations apply:

     o    Your account registration has changed within the last 30 days;

     o The check is being mailed to a different address than the one on your account (record address);

     o The check is being made payable to someone other than the account owner;

     o The redemption proceeds are being transferred to a fund account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or saving association. A notary public cannot provide a signature guarantee.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY TELEPHONE: You may redeem by telephone: 1-800-325-FLEX, or call (614) 760-2159. If you wish to use this procedure, you must select this feature on the New Account Application. Amounts withdrawn from an account by telephone are mailed without charge to the address printed on your account statement.

     As a special service, you may arrange to have amounts in excess of $1,000 wired in federal funds to a designated commercial bank account. To use this procedure please designate on the New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.

     You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the fund. In this case, your signature must be guaranteed. Additional documentation may be required from corporations, executors, administrators, trustees, guardians, or other fiduciaries.

     WHEN REDEMPTIONS ARE EFFECTIVE. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE. Amounts withdrawn by telephone are normally mailed or wired on the next Columbus, Ohio bank business day following the date of the order for withdrawal. In The Money Market Fund, if a request for a wire redemption is received prior to 3:00 p.m., Eastern time, on a bank business day, funds will be wired on the same day. Amounts withdrawn by mail are normally sent by mail within one business day after the request is received, and must be mailed within seven days with the following exception. If shares are purchased by check, the funds' transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to 15 days. The fund will forward proceeds promptly once the check has cleared. (See "How to Buy Shares.")

     CHECK-WRITING REDEMPTION PROCEDURE--MONEY MARKET FUND ONLY: The Money Market Fund will provide a supply of drafts to any shareholder when requested. Drafts are mailed to your address of record normally within two weeks following the date of the initial investment. These drafts may be used to draw against your Money Market Fund account. Drafts may be written in any amount greater than $100. To use this privilege you must complete the check-writing redemption feature on the New Account Application form and complete the signature card, or notify the fund after making an initial investment.

     A commercial check package consisting of 300 drafts is available for a nominal charge. If you are interested in a commercial check package, you should contact the funds for additional information.

     When a draft is presented to the Bank for payment, the Bank (as your agent) will cause the fund to redeem sufficient shares to cover the amount of the draft. Shares continue earning dividends until the day on which the draft is presented to the Bank for payment. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept drafts for payment which are presented through normal bank clearing channels. If shares are purchased by check, the funds' transfer agent will return drafts drawn on funds from purchases made by check(s), or any portion thereof, until the check(s) used to purchase shares has cleared. If you anticipate draft redemptions soon after you purchase shares, you are advised to wire funds to avoid the return of any draft(s). If the amount of the draft is greater than the value of the shares held in your account, the draft will be returned and your account will be charged a fee of $15. To avoid the possibility that a draft may not be accepted due to insufficient share balances, you should not attempt to withdraw the full amount of an account or to close out an account by using this procedure. The Money Market Fund, the transfer agent and the Bank will not be liable for any loss or expenses associated with returned drafts. Use of this procedure will be subject to the Bank's rules and regulations governing checking accounts.

     You may request a stop payment on any draft and the transfer agent will attempt to carry out your request. The transfer agent cannot guarantee that such efforts will be successful. As the Bank charges the fund for this service, your account will be charged a $29 fee for any such request that becomes effective. No fee, other than those specified above, will be charged to you for participation in the check-writing redemption procedure or for the clearance of any drafts.

     ACCOUNTS WITH LOW BALANCES. Any fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. Any fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in the account to $1,000 ($500 for an IRA).

                               EXCHANGE PRIVILEGE

You may exchange shares of any fund for shares of any other Flex-funds' fund that are available for sale in your state at their respective net asset values. Exchanges are subject to applicable minimum initial and subsequent investment requirements. It will be necessary to complete a separate New Account Application if:

     o    you wish to register a new account in a different name;

     o    you wish to add telephone redemption to an account; or

     o you wish to have check-writing redemption privileges in a Money Market Fund account.

Exchange requests may be directed to the fund by telephone or written request. If your request is in valid form, and is accepted before the close of the fund's business day, shares will be exchanged that day. Exchange requests from The Money Market Fund to another fund must be received prior to 3:00 p.m., Eastern time, to be exchanged that day. Otherwise, they will be exchanged the next business day.

     BY MAIL: Exchange requests may also be made in writing and should be sent to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017. The letter must be signed exactly as your name appears on the fund's account records.

     BY TELEPHONE: Exchange requests may be made by telephone: call 1-800-325-FLEX, or call (614) 760-2159. You may make exchanges by telephone if you have telephone redemption privileges for your current account. The registration of additional accounts must be identical.

     Any exchange involves a redemption of all or a portion of the shares in one fund and an investment of the redemption proceeds in shares of one of the other funds. The exchange will be based on the respective net asset values of the shares involved, ordinarily at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, each fund may reject any exchange request and limit your use of the exchange privilege.

     The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for each fund, except The U.S. Government Bond Fund and The Money Market Fund, is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the fund's net assets by the number of its shares outstanding. The NAV for The U.S. Government Bond Fund and The Money Market Fund are determined each business day that the Federal Reserve System is open. The NAV for The U.S. Government Bond Fund and The Money Market Fund are calculated on each such business day at 3:00 p.m., Eastern time. The NAV is not calculated on days when the New York Stock Exchange is closed. For a list of holidays when the New York Stock Exchange is closed, please see "Additional Purchase and Redemption Information" in the Statement of Additional Information.

     The assets of each Portfolio, except The Money Market Portfolio, are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the adviser under procedures adopted by the Board of Trustees. The assets of the Money Market Portfolio (and short-term money market instruments held by other portfolios) are valued on the basis of amortized cost.

     BUY AND SELL PRICES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

     EXECUTION OF REQUESTS. Each fund, except The U.S. Government Bond Fund and The Money Market Fund, is open on those days when the New York Stock Exchange is open, typically Monday through Friday. The U.S. Government Bond Fund and The Money Market Fund are open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER:

     This program offers you a convenient way to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in any fund of $100 or more will be deducted from your checking or savings account and invested in shares of the fund(s) selected. Your bank must be a member of the Automated Clearing House (ACH). If you wish to add to your investment account, you must complete the Automatic Account Builder section of the New Account Application. There is no charge for this service.

     DIRECT DEPOSIT:

     Investments of $100 or more may be directly deposited into your account. If you wish to have a financial institution electronically transfer funds into your account, you should contact the fund for information on this service. There is no charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM:

     This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the fund in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. This option may be exercised by completing the appropriate section of the New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted. You may make additional investments and may change or stop the program at any time. There is no charge for this program.

     RETIREMENT PLANS

     The funds offer retirement plans which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan - 401(k), an Individual Retirement Account (IRA), a Roth IRA, an Education IRA, a Simple IRA and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Flex-funds Retirement Plan are available from The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-325-FLEX, or call (614) 760-2159.

     SUB-ACCOUNTING FOR INSTITUTIONAL INVESTORS:

     A fund's optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more complete information concerning this program contact the fund.

     DISTRIBUTOR:

     Shares of the funds are sold in those states where their shares have been registered for sale or a valid exemption exists. States where registration or an exemption exists can be obtained by calling 1-800-325-FLEX or (614) 760-2159.

                                 MORE ABOUT RISK

     A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's and corresponding Portfolio's risk profile in the fund-by-fund information.

     The Portfolios are permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Portfolios follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that a Flex-funds' fund or its corresponding Portfolio will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     This table shows each portfolio's or fund's investment limitations as a percentage of the portfolio's or fund's assets, if a percentage applies. In each case the principal types of risk are listed (see following pages for definitions). Numbers in this table show allowable usage only; for actual usage, consult the portfolios and funds' annual/semiannual reports.

     NL -- No policy limitation on usage; portfolio may be using currently P -- Permitted, but has not typically been used
     NP -- Not permitted

                                              GROWTH       UTILITIES                             MONEY       AGGRESSIVE
                                              STOCK        PORTFOLIO   ASSET        BOND         MARKET      GROWTH        GROWTH
                                              PORTFOLIO    (TOTAL      ALLOCATION   PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
                                              (HIGHLANDS   RETURN      PORTFOLIO    (U.S.        (MONEY      (AGGRESSIVE   (DYNAMIC
                                              GROWTH       UTILITIES   (MUIRFIELD   GOVERNMENT   MARKET      GROWTH        GROWTH
                                              FUND(R))     FUND)       FUND(R))     BOND FUND)   FUND)       FUND)         FUND)

BORROWING; REVERSE REPURCHASE                 5%           33-1/3%     5%           5%           5%          33-1/3%       33-1/3%
AGREEMENTS.  Leverage and credit
risk.

COMPANIES WITH LIMITED OPERATING              P            P           P            NP           P           NL            NL
HISTORIES.  Market, liquidity and
information risk.

CONVERTIBLE SECURITIES.  Market,              P            P           P            NP           NP          P             P
interest rate, prepayment and
credit risk.

CURRENCY CONTRACTS.  Currency                 NP           P           NP           NP           NP          NP            NP
leverage, credit, correlation,
liquidity and opportunity risks.

DEFENSIVE MEASURES.  Opportunity              20%          100%        100%         100%         100%        NP            NP
risk.

FOREIGN SECURITIES.  Market,                  NP           25%         P            NP           NP          P             P
currency, transaction, liquidity,
information and political risk.

HEDGING STRATEGIES; FINANCIAL                 100%         100%        100%         100%         NP          100%          100%
FUTURES AND OPTIONS; SECURITIES
AND INDEX OPTIONS.  Hedging,
correlation, opportunity,
leverage, interest rate, market,
and liquidity risks.

                                       67

ILLIQUID AND RESTRICTED                       10%          10%         10%          10%          10%         15%*          15%*
SECURITIES.  Market, liquidity
and transaction risk.

INVESTMENT GRADE BONDS.  Interest             P            P           P            NP           P           P             P
rate, prepayment, market and
credit risk.

LONG/SHORT FUNDS.  Market, hedged             NP           NP          P            NP           NP          NL            NL
leverage, speculative leverage,
correlation, liquidity, and
opportunity risks.

REPURCHASE AGREEMENTS.  Credit                20%          100%        100%         100%         100%        20%           20%
risk.

SECTOR FOCUS.  Market and                     NP           NL          P            NP           NP          NL            NL
liquidity risk.

SECURITIES LENDING.  Credit risk.             NP           30%         NP           NP           NP          33-1/3%       33-1/3%

SHORT SALES -                                 15%          15%         NP           NP           NP          P             P
   HEDGED.  hedged leverage,
market correlation, liquidity,
and opportunity risks.
   SPECULATIVE.  Speculative
leverage, market, and liquidity
risks.

SHORT-TERM TRADING.  Market risk.             NL           NL          NL           NL           NL          NL            NL

SMALL AND MID-SIZED COMPANY                   NL           P           NL           NP           NP          NL            NL
SECURITIES.  Market, liquidity
and information risk.

WHEN-ISSUED SECURITIES AND                    NP           P           P            NP           NP          P             P
FORWARD COMMITMENTS.  Market,
opportunity and leverage risks.

*15% of the Portfolio's assets.

                          RISK AND INVESTMENT GLOSSARY

     BORROWING AND REVERSE REPURCHASE AGREEMENTS refers to a loan of money from a bank or other financial institution undertaken by a portfolio or fund.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

     CORRELATION RISK occurs when a portfolio "hedges" - uses one investment to offset the fund's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

     CURRENCY RISK happens when a portfolio buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a portfolio's investments are converted to U.S. dollars.

     DEFENSIVE MEASURES may be taken when a Portfolio's adviser believes they are warranted due to market conditions. When this happens, the Portfolio may increase its investment in government securities and other short-term securities without regard to the portfolio's investment restrictions, policies or normal investment emphasis. As a result, the portfolio could be unable to achieve its investment objective.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets (in the case of The Money Market Fund, 100% of its assets), invest more than 5% in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. All of the Flex-funds are diversified funds. However, each of the Asset Allocation Portfolio (the corresponding Portfolio of The Muirfield Fund(R)), the Growth Portfolio (the corresponding Portfolio of The Dynamic Growth Fund), and The Aggressive Growth Portfolio (the corresponding Portfolio of The Aggressive Growth Fund) may invest more than 5% of its assets in one mutual fund. If this underlying mutual fund performs poorly, this could negatively affect each of The Muirfield Fund(R)'s, The Dynamic Growth Fund's, and The Aggressive Growth Fund's share price.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

     FOREIGN SECURITIES are issued by companies located outside of the United States. A fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

     HEDGING RISK comes into play when a portfolio uses a security whose value is based on an underlying security or index to "offset" the portfolio's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract. Also, if the Asset Allocation Portfolio (the corresponding Portfolio of The Muirfield Fund(R)), the Growth Portfolio (the corresponding Portfolio of The Dynamic Growth Fund), or the Aggressive Growth Portfolio (the corresponding portfolio of The Aggressive Growth Fund) invests in mutual funds that use leverage, it will have the risks arising from the use of leverage.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     LONG/SHORT FUNDS are mutual funds or closed end investment companies that can take long and/or short positions in equity and/or debt securities of U.S. and foreign companies. Long/Short funds buy equity and/or debt securities "long" that they believe will perform better than their peers. Long/Short funds sell equity and/or debt securities "short" that they believe will underperform their peers. A long position is when the Long/Short Fund purchases equity and/or debt securities outright. A short position is when the Long/Short Fund sells an equity and/or debt security that it has borrowed with the expectation that the market price will drop and that the security will be able to be bought back at a lower price at a later date.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest.

     SECTOR FOCUS occurs when a significant portion of a Portfolio's assets are invested in a relatively small number of related industries. None of The Flex-funds, except the Total Return Utilities Fund, will concentrate more than 25% of their total assets in any one industry. However, if the Asset Allocation Portfolio (the corresponding Portfolio of The Muirfield
Fund(R)), the Growth Portfolio (the corresponding Portfolio of The Dynamic Growth Fund) or Aggressive Growth Portfolio (the corresponding Portfolio of The Aggressive Growth Fund) invest in mutual funds that concentrate investments in one or a small number of related industries, they will have the risks arising from sector focus. Sector focus may increase both market and liquidity risk.

     SECURITIES   LENDING   means  the  lending  of   securities   to  financial
institutions, which provide cash or government securities as collateral.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date.

     SHORT-TERM TRADING means selling a security soon after purchase. A Portfolio engaging in short-term trading will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from a fund, you will be taxed at ordinary tax rates. Because the adviser or subadviser may take defensive measures with regard to 100% of the assets in the corresponding Portfolios of The Total Return Utilities Fund, The Muirfield Fund(R), The Money Market Fund and The U.S. Government Bond Fund, the risks and expenses of short-term trading may be higher in these Portfolios.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks.

     TRANSACTION RISK means that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the fund's performance during their last fiscal year.

     Information about the funds (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the funds, or make shareholder inquiries, please write, call or E-mail us at:

          The Flex-funds
          6000 Memorial Drive
          Dublin, OH  43017
          614-760-2159
          Toll Free:  1-800-325-3539
          Fax:  614-766-6669
          info@flexfunds.com
          www.flexfunds.com

                                        Investment Company Act File No. 811-3462

                                 THE FLEX-FUNDS
                              THE MONEY MARKET FUND

                           PROSPECTUS - APRIL 30, 2002

[LOGOS]

     The Money Market Fund is a part of The  Flex-funds,  a family of funds that
includes   seven  no-load   mutual  funds   covering  a  variety  of  investment
opportunities.

     This Prospectus gives you important information about The Money Market Fund that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                                 The Flex-funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                         1-800-325-3539 or 614-760-2159
                           Internet: www.flexfunds.com

                                                                        CONTENTS

__________________________________________________________ THE MONEY MARKET FUND

A look at investment goals,             Investment Goal                    _____
strategies, risks, performance          Main Strategies                    _____
and expenses                            Main Risk Factors                  _____
                                        Performance                        _____
                                        Fees and Expenses of the Fund      _____

Information on who may want to invest   Who May Want to Invest             _____
and who may not want to invest


More information about the fund         More Information about the Fund    _____
you should know before investing        Who Manages the Fund?              _____
                                        How is the Trust Organized?        _____
                                        How Does Taxation Affect the
                                          Fund and Its Shareholders?       _____
                                        How to Read the Financial
                                          Highlights Table                 _____

_____________________________________________________________ SHAREHOLDER MANUAL

Information about account               How to Buy Shares                  _____
transactions and services               Distribution Fees                  _____
                                        How to Make Withdrawals
                                          (Redemptions)                    _____
                                        Transaction Policies               _____
                                        Other Shareholder Services         _____
________________________________________________________________ MORE ABOUT RISK


                                        Investment Practices               _____
                                        Securities and Related Risks       _____
                                        Risk Glossary                      _____

___________________________________________________________ FOR MORE INFORMATION

Where to learn more about the fund      Back Cover

                          THE MONEY MARKET FUND (FFMXX)

     INVESTMENT GOAL

     The fund seeks to provide current income while maintaining a stable share price of $1.00. To pursue this goal, the fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

     MAIN STRATEGIES

     The fund invests all of its assets in The Money Market Portfolio, a master fund having the same investment goal as the fund. See "The Fund's Investment in a Portfolio" under "More Information about the Fund." The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.00.

     o The Portfolio only buys securities that the adviser determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in the adviser's opinion.

     o    The Portfolio only buys  securities  with remaining  maturities of 397
          calendar  days  or  less  and  maintains  a  dollar-weighted   average
          portfolio maturity of 90 days or less.

     o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

     o Generally, the adviser will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

     The Portfolio will limit its purchases to U.S. government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high grade corporate obligations, funding agreements and repurchase agreements.

     None of the fund's investment goals are fundamental and may be changed without shareholder approval.

     For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Fund."

     MAIN RISK FACTORS

     The fund is subject to income risk, which is the possibility that the fund's dividends or income will decline because of falling interest rates. The fund is subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the fund will be unable to repay interest and principal in a timely manner.

     An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart below provides some indication of the risks of investing in the Money Market Fund by showing changes in the fund's performance from year to year over a 10-year period. The table below compares the fund's performance with the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for Edgar format]:

          Year                Annual Total Return
          ----                -------------------
          1992                       3.70%
          1993                       2.98%
          1994                       4.10%
          1995                       5.85%
          1996                       5.27%
          1997                       5.38%
          1998                       5.31%
          1999                       4.96%
          2000                       6.20%
          2001                       4.10%

     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.59% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.62% (quarter ended December 31, 2001).

     The fund's seven-day simple yield ended on December 31, 2001 was 2.15% and the seven-day compound yield ended December 31, 2001 was 2.17%. To request the fund's current seven-day yield, please call 1-800-325-FLEX or 614-760-2159.

Average Annual Total Returns
(for the periods ended
December 31, 2001)          Past One Year     Past Five Years     Past Ten Years
--------------------------------------------------------------------------------

The Money Market Fund           4.10%              5.19%              4.78%
Lipper's Average General
Purpose Money Market Fund1      3.44%              4.71%              4.40%

1 An index of funds such as Lipper's Average General Purpose Money Market Fund index includes a number of mutual funds grouped by investment objective.

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     There are no sales loads, fees or other charges

          o    to buy fund shares directly from the fund
          o    to reinvest dividends in additional shares
          o to exchange into shares of other funds in the Flex-funds family of funds

     ANNUAL  FUND  OPERATING  EXPENSES  (EXPENSES  THAT ARE  DEDUCTED  FROM FUND
     ASSETS)1

          Management Fees                             0.26%
          Distribution (12b-1) Fees2                  0.08%
          Other Expenses3                             0.28%
                                                      -----
          Total Annual Fund Operating Expenses        0.62%
          Fee Waiver and Expense Reimbursement4       0.18%
                                                      -----
          Net Expenses                                0.44%

     1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "The Fund's Investment in a Portfolio" under "More Information About the Fund."

     2 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the year ended December 31, 2001; however, the Fund may incur up to 0.20% in distribution (12b-1) fees.

     3 "Other Expenses" are based on expenses actually incurred by the fund for the year ended December 31, 2001.

     4 Reflects the adviser's agreement to reduce its fees and/or absorb expenses to the extent necessary to achieve an effective yield for the fund that will rank in the top 10% of yields for all general purpose money market funds in 2002. The actual reimbursement needed to achieve this goal may be more or less than the amount estimated in the table. The adviser may terminate this agreement after April 30, 2003.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     Assuming you

          o    invest $10,000 in the fund
          o    redeem your shares at the end of the periods shown below
          o    earn a 5% return each year and
          o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 Year     3 Years     5 Years     10 Years
          ------     -------     -------     --------

            $45        $180        $328        $757

     Of course, your actual costs may be higher or lower.

[ICON] WHO MAY WANT TO INVEST

     The fund may be appropriate if you:

     o like to earn income at current money market rates while preserving the value of your investment

     o    are looking for a short-term component of an asset allocation program

     o    characterize your investment outlook as "very conservative"

     o want to be able to move your money into stock or bond investments quickly and without penalty

     The  fund may not be appropriate if you:

     o    are investing for maximum return over a long-term horizon

                         MORE INFORMATION ABOUT THE FUND

THE FUND'S INVESTMENT IN A PORTFOLIO

     The fund seeks to achieve its investment goal by investing all of its assets in the Money Market Portfolio, its corresponding portfolio.

     The portfolio has the same investment goal as the fund. The fund's investment policies are also substantially similar to the portfolio's, except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the portfolio at net asset value. An investment in the fund is an indirect investment in the portfolio.

     It is possible that the fund may withdraw its investment in the portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if the portfolio changes its investment goal or if the board of trustees, at any time, considers it in the fund's best interest.

     The  fund's  structure,   where  it  invests  all  of  its  assets  in  its
corresponding portfolio, is sometimes called a "master/feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the Statement of Additional Information.

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     The manager seeks to achieve its goal by investing in high-quality money market instruments which mature in 397 days or less. Also, the portfolio will seek to minimize changes in the value of its assets due to market factors by maintaining a dollar-weighted average portfolio maturity of 90 days or less.

     The portfolio may change its average portfolio maturity or level of quality to protect its net asset value when it is perceived that changes in the liquidity of major financial institutions may adversely affect the money markets. Consequently, for temporary defensive purposes, the portfolio may shorten the average maturity of its investments and/or invest only in the highest quality debt instruments, including, for example, U.S. government or agency obligations.

                              WHO MANAGES THE FUND?

THE BOARD. The board of trustees oversees the management of the fund and the portfolio, and elects their officers. The officers are responsible for the fund and the portfolio's day-to-day operations. Information concerning the trustees and officers of the fund and the portfolio appears in the Statement of Additional Information.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder"),  formerly known as
R. Meeder & Associates, Inc., manages the portfolio's assets and makes investment decisions for the portfolio. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of December 31, 2001, Meeder and its affiliates managed approximately $1.7 billion in assets. Meeder has its principal offices at 6000 Memorial Drive, Dublin, OH 43017.

PORTFOLIO MANAGERS

     The portfolio managers responsible for the Money Market Portfolio's investments are Joseph A. Zarr and Richard A. Clemens, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the portfolio manager of the Portfolio in 2001. Mr. Clemens has been associated with Meeder Asset Management as a portfolio analyst since 1999 and began serving as a portfolio manager of the Portfolio in 2002. Mr. Clemens was Manager of Financial Reporting and Transfer Agency for Mutual Funds Service Company from 1997 to 1999. Prior to joining Meeder Asset Management, Mr. Clemens was Manager of Financial Administration for BISYS from 1995 to 1997.

MANAGEMENT FEES. During the calendar year ended December 31, 2001, the portfolio paid management fees totaling 0.26% of the portfolio's average daily net assets.

                           HOW IS THE TRUST ORGANIZED?

     The fund is a no-load, open-end management investment company that is a series of The Flex-funds trust (the "Trust").

     The board of trustees of the Trust oversees the funds' activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The fund does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

PORTFOLIO TRADES

     As long as the adviser believes a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by the portfolio to reduce it, or the fund's, expenses.

DIVERSIFICATION

     The fund is diversified, which means the fund may not invest more than 5% of its assets in the securities of one company.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DOES THE PORTFOLIO EARN INCOME AND GAINS?

     The portfolio may earn dividends and interest (the portfolio's "income") on its investments. When the portfolio sells a security for a price that is higher than it paid, it has a gain. When the portfolio sells a security for a price that is lower than it paid, it has a loss. If the portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The portfolio's gains and losses are netted together, and, if the portfolio has a net gain (the portfolio's "gain"), that gain will generally be distributed to you.

TAXATION OF THE PORTFOLIO'S INVESTMENTS

     The portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that the portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the Statement of Additional Information.

     TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of the fund's income and gains on the portfolio's investments in money market securities. The fund's income and short-term capital gains are paid to you as ordinary dividends. The fund's long-term capital gains are paid to you as capital gain distributions. If the fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the fund's distributions to you. The fund pays dividends from its net investment income on a monthly basis. The fund distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The Internal Revenue Service requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the fund.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

     WHAT IS A REDEMPTION?

     A redemption is a sale by you to the fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the fund for shares of a Flex-funds' fund is treated as a redemption of fund shares and then a purchase of shares of the Flex-funds' fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares, which the IRS requires you to report on your income tax return.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The fund will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the fund.

     IN KIND DISTRIBUTIONS. The Flex-funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of the fund or Meeder, payment in cash would be harmful to existing shareholders. In the event the fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

     The fund began calendar year 2001 with a net asset value (price) of $1.00 per share. During the year, the fund earned $0.04 per share from investment income (interest and dividends less operating expenses) and $0.00 per share from investments that had appreciated in value or that were sold for higher prices than the fund paid for them.

     Shareholders received $0.04 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

     The earnings ($0.04 per share) minus the distributions ($0.04 per share) resulted in a share price of $1.00 at the end of the year. This was an increase of $0.00 per share (from $1.00 at the beginning of the year to $1.00 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the fund was 4.10% for the year.

     As of December 31, 2001, the fund had approximately $221,594,000 in net assets. For the year, its expense ratio was 0.44% ($4.40 per $1,000 of net assets); and its net investment income amounted to 4.00% of its average net assets.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                  THE MONEY MARKET  FUND
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                               ----          ----          ----          ----          ----

Net Asset Value, Beginning of period        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment income                        0.040         0.060         0.049         0.052         0.053
-------------------------------------------------------------------------------------------------------------
Total From Investment Operations                0.040         0.060         0.049         0.052         0.053
-------------------------------------------------------------------------------------------------------------

Less Distributions From net
   investment income                           (0.040)       (0.060)       (0.049)       (0.052)       (0.053)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.040)       (0.060)       (0.049)       (0.052)       (0.053)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN (assumes reimbursement
   of distributions)                             4.10%         6.20%         4.96%         5.31%         5.38%
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period ($000)              221,594       233,227       232,023       154,225       169,335
Ratio of Expenses to Average Net Assets          0.44%         0.41%         0.41%         0.40%         0.40%
Ratio of Net Income to Average Net  Assets       4.00%         6.01%         4.88%         5.19%         5.26%
Ratio of Expenses to Average Net Assets
   before reimbursement/waiver of fees(1)        0.62%         0.60%         0.54%         0.59%         0.59%

(1)  Ratio includes fees waived in corresponding portfolio.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

Shares of The Money Market Fund are offered continuously and sold without a sales charge. Shares are sold at the net asset value per share next determined after receipt of both a purchase order and payment in federal funds. Investments made by check are entered and credited at the net asset value determined on the next business day following receipt.

MINIMUM INVESTMENT. The minimum investment to open an account in the fund is $2,500 except an Individual Retirement Account (IRA) which has a $500 minimum. Subsequent investments in any account may be made in amounts of at least $100.

OPENING AN ACCOUNT.  You may open an account by mail or bank wire as follows:

     BY MAIL: To purchase shares, fill out the New Account Application accompanying this Prospectus. A check payable to The Money Market Fund must accompany the New Account Application. The fund does not accept third party checks. Payments may be made by check or Federal Reserve Draft payable to the fund and should be mailed to the following address: THE FLEX-FUNDS, C/O MEEDER ASSET MANAGEMENT, INC., P.O. BOX 7177, DUBLIN, OHIO 43017.

     BY BANK WIRE: If the wire order is for a new account, you must telephone the fund prior to making your initial investment. Call 1-800-325-FLEX, or
     (614) 760-2159. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:

          U.S. Bank, N.A.
          ABA # 042-00001-3
          DDA Name:  Master Account
          DDA #: 780382529
          Attn: (Include the name of the Fund that the  purchase  should be made
                to)
          Account Name: (Include shareholder name)
          For Account #: (Include Shareholder account number)

On new accounts, a completed application must be sent to The Flex-funds c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent. The fund will not permit a redemption until it receives the New Account Application in good order.

SUBSEQUENT INVESTMENTS. Subsequent investments in an existing account in the fund may be made by mailing a check payable to The Money Market Fund. Please include your account number on the check and mail as follows:

          THE FLEX-FUNDS
          LOCATION NUMBER: 00215
          CINCINNATI, OH 45264-0215

Subsequent investments may also be made by bank wire as described above. It is necessary to notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

WHEN PURCHASES ARE EFFECTIVE. New Account Applications and subsequent purchase orders for The Money Market Fund which are received by or on behalf of the fund prior to 3:00 p.m., Eastern time on a business day, begin earning dividends that day, provided payment in federal funds (bank wire) is received by the bank that day. New Account Applications and subsequent purchase orders which are received after 3:00 p.m., or for which wire payment is not received, are accepted as a purchase the following day. Investments made by check are credited to shareholder accounts, and begin to earn dividends, on the next business day following receipt.

If your check is dishonored, the purchase and any dividends paid thereon will be reversed. If shares are purchased with federal funds, they may be redeemed at any time thereafter, and you may secure your funds as explained below. (See "How to Make Withdrawals (Redemptions).")

Financial Institutions: You may buy shares or sell shares of the fund through a broker or financial institution, which may charge you a fee for this service. If you are purchasing shares of the fund through a program of services offered or administered by a brokerage firm or financial institution, you should read the program materials in conjunction with this Prospectus.

Purchase orders for the fund which are received prior to 3:00 p.m., Eastern time, begin earning dividends that day, provided Firstar, N.A., the Custodian for the fund, receives federal funds by 4:00 p.m., Eastern time, that same day. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by the fund.

               DISTRIBUTION FEES

     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The fund has a 12b-1 plan. Under the plan the fund pays an annual fee of up to 0.20% of fund assets for distribution services. Payments under the plan are made for distribution in the form of commissions and fees, advertising, sales literature, services of public relations consultants, direct solicitation and expenses of printing prospectuses and reports used for sales purposes. Persons who receive payments under the plan include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks, and service organizations.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Valuation of Shares.")

     BY MAIL: You may redeem shares by mailing a written request to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the fund from fraud.

     Your request must be made in writing and include a signature guarantee if any of the following situations apply:

     o    Your account registration has changed within the last 30 days;

     o The check is being mailed to a different address than the one on your account (record address);

     o The check is being made payable to someone other than the account owner; or

     o The redemption proceeds being transferred to a fund account with a different registration. Amounts withdrawn are mailed without charge to the address printed on your account statement.

     You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or saving association. A notary public cannot provide a signature guarantee.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY TELEPHONE: You may redeem by telephone: 1-800-325-FLEX, or call (614) 760-2159. If you wish to use this procedure, you must select this feature on the New Account Application. Amounts withdrawn from an account by telephone are mailed without charge to the address printed on your account statement.

     As a special service, you may arrange to have amounts in excess of $1,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on the New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.

     You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the fund. In this case, your signature must be guaranteed. Additional documentation may be required from corporations, executors, administrators, trustees, guardians, or other fiduciaries.

     WHEN REDEMPTIONS ARE EFFECTIVE. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE. Amounts withdrawn by telephone are normally mailed or wired on the next Columbus, Ohio bank business day following the date of the order for withdrawal. If a request for a wire redemption is received prior to 3:00 p.m., Eastern time, on a bank business day, funds will be wired on the same day. Amounts withdrawn by mail are normally sent by mail within one business day after the request is received, and must be mailed within seven days, with the following exception. If shares are purchased by check, the funds' transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to 15 days. The fund will forward proceeds promptly once the check has cleared. (See "How to Buy Shares.")

     CHECK-WRITING REDEMPTION PROCEDURE: The fund will provide a supply of drafts to you when requested. Drafts are mailed to your address of record normally within two weeks following the date of the initial investment. These drafts may be used to draw against your Money Market Fund account. Drafts may be written in any amount greater than $100. To use this privilege you must complete the check-writing redemption feature on the New Account Application form and complete the signature card, or notify the fund after making an initial investment.

     A commercial check package consisting of 300 drafts is available for a nominal charge. If you are interested in a commercial check package, you should contact the fund for additional information.

     When a draft is presented to the Bank for payment, the Bank (as your agent) will cause the fund to redeem sufficient shares to cover the amount of the draft. Shares continue earning dividends until the day on which the draft is presented to the Bank for payment. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept drafts for payment which are presented through normal bank clearing channels. If shares are purchased by check, the fund's transfer agent will return drafts drawn on funds from purchases made by check(s), or any portion thereof, until the check(s) used to purchase shares has cleared. If you anticipate draft redemptions soon after you purchase shares, you are advised to wire funds to avoid the return of any draft(s). If the amount of the draft is greater than the value of the shares held in your account, the draft will be returned and your account will be charged a fee of $29. To avoid the possibility that a draft may not be accepted due to insufficient share balances, you should not attempt to withdraw the full amount of an account or to close out an account by using this procedure. The fund, the transfer agent and the Bank will not be liable for any loss or expenses associated with returned drafts. Use of this procedure will be subject to the Bank's rules and regulations governing checking accounts.

     You may request a stop payment on any draft and the transfer agent will attempt to carry out your request. The transfer agent cannot guarantee that such efforts will be successful. As the Bank charges the fund for this service, your account will be charged a $29 fee for any such request that becomes effective. No fee, other than those specified above, will be charged to you for participation in the check-writing redemption procedure or for the clearance of any drafts.

     ACCOUNTS WITH LOW BALANCES. The fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. The fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in the account to $1,000 ($500 for an IRA).

                               EXCHANGE PRIVILEGE

You may exchange shares of the fund for shares of any other Flex-funds' fund that are available for sale in your state at their respective net asset values. Exchanges are subject to applicable minimum initial and subsequent investment requirements. It will be necessary to complete a separate New Account Application if:

     o    you wish to register a new account in a different name

     o    you wish to add telephone redemption to an account or

     o    you wish to have check-writing redemption privileges in an account.

Exchange requests may be directed to the fund by telephone or written request. If your request is in valid form, and is received prior to 3:00 p.m., Eastern time, shares will be exchanged that day. Otherwise, they will be exchanged the next business day.

     BY MAIL: Exchange requests may also be made in writing and should be sent to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017. The letter must be signed exactly as your name appears on the fund's account records.

     BY TELEPHONE: Exchange requests may be made by telephone: call 1-800-325-FLEX, or call (614) 760-2159. You may make exchanges by telephone if you have telephone redemption privileges for your current account. The registration of additional accounts must be identical.

     Any exchange involves a redemption of all or a portion of the shares in one fund and an investment of the redemption proceeds in shares of one of the other funds. The exchange will be based on the respective net asset values of the shares involved, ordinarily at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, the fund may reject any exchange request and limit your use of the exchange privilege.

     The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for the fund is determined each business day that the Federal Reserve System is open. The NAV is calculated on each such business day at 3:00 p.m. Eastern Time by dividing the fund's net assets by the number of its shares outstanding. The assets of the portfolio are valued on the basis of amortized cost.

     BUY AND SELL PRICES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

     EXECUTION OF REQUESTS. The fund is open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER:

     Regular investments in the fund of $100 or more will be deducted from your checking or savings account and invested in shares of the fund. Your bank must be a member of the Automated Clearing House (ACH). If you wish to add to your investment account, you must complete the Automatic Account Builder section of the New Account Application. There is no charge for this service.

     DIRECT DEPOSIT:

     Investments of $100 or more may be directly deposited into your account. If you wish to have a financial institution electronically transfer funds into your account, you should contact the fund for information on this service. There is no charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM:

     A Systematic Withdrawal Program is offered if you wish to receive regular distributions from your account. You must either own or purchase shares having a value of at least $10,000 and advise the fund in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. This option may be exercised by completing the appropriate section of the New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted. You may make additional investments and may change or stop the program at any time. There is no charge for this program.

     RETIREMENT PLANS

     The fund offers retirement plans, which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan - 401(k), an Individual Retirement Account (IRA), a Roth IRA, an Education IRA, a Simple IRA and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Flex-funds Retirement Plan are available from The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-325-FLEX, or call (614) 760-2159.

     SUB-ACCOUNTING FOR INSTITUTIONAL INVESTORS:

     The fund's optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more complete information concerning this program contact the fund.

     DISTRIBUTOR:

     Shares of the fund are sold in those states where its shares have been registered for sale or a valid exemption exists. States where registration or an exemption exists can be obtained by calling 1-800-325-FLEX or (614) 760-2159.

                                 MORE ABOUT RISK

     A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's and its corresponding Portfolio's risk profile in "Main Risk Factors."

     The Portfolio is permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Portfolio follows certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that the fund or its corresponding Portfolio will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES AND RELATED RISKS

     BORROWING. A loan of money from a bank or other financial institution undertaken by the portfolio. The portfolio may borrow up to 5% of its assets. Leverage and credit risks are the principal risks.

     DEFENSIVE MEASURES. Shortening the average maturity of the portfolio's investments and/or investing only in the highest quality debt instruments. The adviser may invest 100% of its assets defensively if it believes market conditions warrant defensive measures. Opportunity risk is the principal risk.

     REPURCHASE AGREEMENTS. The purchase of a security that must later be sold back to the issuer at the same price plus interest. The portfolio may invest up to 100% of its assets in repurchase agreements. Credit risk is the principal risk.

     SHORT-TERM TRADING. Selling a security soon after purchase. If the portfolio engages in short-term trading, it will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the fund, you will be taxed at ordinary tax rates. There is no limitation on the portfolio's ability to engage in short-term trading. Market risk is the principal risk.

SECURITIES AND RELATED RISKS

     INVESTMENT GRADE BONDS. Bonds rated BBB (Standard & Poor's) or Baa (Moody's) or above. Interest rate, prepayment, market and credit risks are the principal risks.

     ILLIQUID AND RESTRICTED SECURITIES. Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The portfolio is permitted to invest 10% of its assets in illiquid and restricted securities. Market, liquidity and transaction risks are the principal risks.

                                  RISK GLOSSARY

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     TRANSACTION RISK means that the portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the fund. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

     Information about the fund (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the fund, or make shareholder inquiries, please write, call or E-mail us at:

          The Flex-funds
          6000 Memorial Drive
          Dublin, OH  43017
          Telephone:  1-800-325-3539 or 614-760-2159
          Fax:  614-766-7000
          www.flexfunds.com

                                        Investment Company Act File No. 811-3462

                                 THE FLEX-FUNDS
                               6000 Memorial Drive

     Dublin, Ohio 43017

     Statement of Additional Information Dated  April 30, 2002

This Statement of Additional Information pertains to the following Funds of The Flex-funds: The Muirfield Fund(R), The U.S. Government Bond Fund and The Money Market Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Trust dated April 30, 2002. A copy of the Prospectus may be obtained from The Flex-funds, at the above address, or by calling: 1-800-325-FLEX, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page

     Description of the Trust                                                  2
     Investment Policies and Related Matters                                   5
     General                                                                   5
     Defensive Investment Strategy                                             5
     The Asset Allocation Portfolio                                            7
     The Money Market Portfolio                                                9
     Money Market Instruments and Bonds                                        9
     The Money Market Portfolio - Funding Agreements                           9
     The Asset Allocation and Money Market Portfolios                         10
     The Bond Portfolio                                                       11
     Ratings                                                                  12
     Hedging Strategies                                                       14
     Investment Restrictions                                                  17
     Portfolio Turnover                                                       19
     Purchase and Sale of Portfolio Securities                                20
     Valuation of Portfolio Securities                                        22
     Calculation of Yield - The Money Market Fund                             22
     Calculation of Average Annual Total Return Before Taxes                  23
     Calculation of Average Annual Total Return After Taxes
       on Distributions
     Calculation of Average Annual Total Return After Taxes
       on Distributions and Sale of Fund Shares
     Calculation of Yield - The U.S. Government
       Bond Fund                                                              24
     Comparative Performance Information                                      25
     Additional Purchase and Redemption Information                           25
     Investment Adviser and Manager                                           27
     Officers and Trustees                                                    29
     Distribution Plans                                                       33
     Distributions and Taxes                                                  35
     Other Services                                                           41
     Principal Holders of Outstanding Shares                                  42
     Financial Statements                                                     43

     Investment Adviser                                           Transfer Agent
     ------------------                                           --------------
     Meeder Asset Management, Inc.                      Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

                                   BACKGROUND

     The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its seven constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has no investment adviser because the Trust seeks to achieve the investment objective of each Fund by investing each Fund's assets in the corresponding Portfolio. Each Portfolio has retained the services of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., as investment adviser.

INVESTMENT STRUCTURE
--------------------

     Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objectives by investing all of its assets in a corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in a Portfolio is available by contacting the Trust by calling:
1-800-325-FLEX, or (614) 760-2159.

     Each Portfolio, in which all the assets of a corresponding Fund will be invested, is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that a Fund and other entities investing in that Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and that Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw a Fund's interest in a Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

     The Trust may withdraw the investment of a Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as that Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to that Fund's corresponding Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to each Fund and constitute the underlying assets of the Funds. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to each Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     As stated in "Investment Policies and Other Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of a Portfolio, see "Investment Policies and Other Matters." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Officers and Trustees."

                          SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

                                TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS

GENERAL
-------

     As described in the Prospectus and herein, the Trust seeks to achieve the investment objective of each Fund by investing all of its investable assets in a corresponding Portfolio having the same investment objective, policies and restrictions as that Fund. Since the investment characteristics of the Funds correspond directly to those of each Fund's respective Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolios.

     The investment policies set forth below in this section represent the Portfolios' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Portfolios without shareholder approval. The Manager of the Portfolios places a high degree of importance on protecting portfolio values from severe market declines. Consequently, a Portfolio's assets may at times be invested for defensive purposes in bonds and money market instruments (See "Defensive Investment Strategy" and "Money Market Instruments and Bonds," below.)

     Because the Manager intends to employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally change the entire portfolio in any, or several, of the Portfolios. High transaction costs could result when compared with other funds.

                          DEFENSIVE INVESTMENT STRATEGY

     The Muirfield Fund(R), The U.S. Government Bond Fund and The Money Market Fund are asset allocation mutual funds. The Manager has been involved in the application of tactical asset allocation, with over 20 years experience managing market risk, in all stock and bond market conditions.

     Studies have reviewed the importance of the asset allocation decision. The Manager believes the choice of the correct asset class has often contributed more to investment performance than the selection of a sector or individual security. Yet the typical investor and mutual fund manager often focus instead on an individual security or sector.

     Since 1974, the Manager's tactical asset allocation discipline, called "Defensive Investing", has addressed the asset allocation decision by making shifts in the mix of stocks, bonds and cash in a portfolio. "Defensive Investing" is based on mathematical principles and historical precedent.

     The Manager's tactical asset allocation discipline is based upon daily monitoring of over 50 technical and fundamental market indicators. Among the factors that the Manager monitors in an attempt to assess the current market environment are the following:

     o INDEX EVALUATION. The trend of stock market indexes and comparative analysis of the various indexes to evaluate the market's relative strengths and weaknesses.

     o DIVERGENT MARKET ACTIVITY. Comparison of internal measurements of the market to the trend of prices.

     o MONETARY AND INTEREST RATE TRENDS. The trends of interest rates and monetary conditions.

     o INVESTOR SENTIMENT. The effect of current opinion on the market environment.

     o VOLUME RELATIONSHIP TO PRICE. Comparison of volume measurements to price trends.

     o    EXTREME MARKET ACTIVITY. Short-term overbought or oversold conditions.

     The Manager maintains the flexibility to be fully invested in the stock or bond markets during favorable market conditions.

     The stock market has historically offered returns that have exceeded those available from bonds or money market instruments. Through the Manager's asset allocation process, it strives to protect shareholders during unfavorable, high risk markets and participate in rising low risk markets.

     Investors seeking a higher level of income than Treasury bills or money market instruments have often invested in intermediate to long-term bonds. Bond investors have historically been most vulnerable not to defaults on individual bonds, but to changes in interest rates that drive bond prices up or down.

     The Manager believes the appropriate way to defend assets against shifts in interest rates is to be invested in long-term bonds only when the trend of interest rates is stable or declining. To determine the bond market environment, the Manager monitors the following indicators:

     o    MOMENTUM. The trend of bond prices versus various moving averages.

     o REAL RATES. The 10-year treasury bond yield as compared to the inflation rate.

     o YIELD SPREAD. The 10-year treasury bond yield as compared to the 90-day T-bill yield.

     "Defensive Investing" examines and incorporates past market history in order to learn something about the markets of the future.

     For example, the gains offered by the U.S. stock market during the 1980s and 1990s were surpassed only by the returns available during the 1950s. Therefore, the Manager believes that the stock market of the next decade will look less like the 1980s and 1990s and more like the historical average in terms of returns and volatility. Further, there has never been a time when investors in U.S. bonds have been rewarded as well as they were during the 1980s and 1990s. The Manager believes absolute returns for bond investors in the next decade will decrease from the 1980s and 1990s. In order for the next decade's returns to approach those of the 1980s and 1990s, long-term interest rates would have to fall below 3%.

     DECADES OF THE PAST

                     STOCKS                         BONDS
                     ----------------------------------------------------
                                     DOWN                           DOWN
     DECADE          RETURN          YEARS          RETURN          YEARS
     --------------------------------------------------------------------
     1990s**         432.3%            1            109.8%            2
     1980s*          405.5%            1            220.8%            1
     1970s*           77.4%            3             70.8%            3
     1960s*          111.9%            3             14.9%            3
     1950s*          488.0%            2             (1.0%)           2
     1940s*          141.1%            3             37.0%            3
     1930s*           (1.0%)           6             61.3%            6
     --------------------------------------------------------------------
 *Source: DeMarche Associates
**Source: Morningstar,  Inc.  (S&P  500 Stock  Index - Stocks;  Lehman  Brothers
          Aggregate Bond Index - Bonds)

     The Flex-funds will strive to reduce or eliminate downside risk during adverse stock, bond and foreign currency markets and to participate in positive risk reward market conditions, without excessive risk to principal.

THE ASSET ALLOCATION PORTFOLIO
------------------------------

     The Manager will select mutual funds for inclusion in the Asset Allocation Portfolio (formerly known as the Mutual Fund Portfolio) on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Asset Allocation Portfolio. The Mutual Fund Portfolio changed its name to the Asset Allocation Portfolio on April 30, 2002.

     Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments. The Portfolio will not invest in other funds of the Meeder Advisor Funds family of funds or The Flex-funds family of funds, the corresponding portfolios of which are also managed by the Manager.

     The Portfolio will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolio may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Portfolio.

     The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the fund pursue its investment goal?" under "More Information about the Funds" in the Funds' Prospectus.)

     Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in mutual funds. The Portfolio may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Portfolio's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, the Portfolio should have exposure to certain stock indices and the Portfolio can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Portfolio itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Asset Allocation Portfolio will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     The Asset Allocation Portfolio has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Asset Allocation Portfolio's outstanding shares. These restrictions are applicable to the Asset Allocation Portfolio and are described elsewhere in this Statement of Additional Information. Investment restrictions for the Asset Allocation Portfolio differ from the restrictions applicable to the other Portfolios, in that the Asset Allocation Portfolio is permitted to purchase the shares of other investment companies (mutual funds); is permitted to invest more than 5% of its assets in the securities of any one investment company; and may invest 25% or more of its assets in any one industry.

     The Asset Allocation Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any
"affiliated persons" of the Trust and the Portfolios, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, the Asset Allocation Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by the Asset Allocation Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by the Asset Allocation Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Asset Allocation Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases the Asset Allocation Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     Portfolio investment decisions by an underlying mutual fund will be made independent of investment decisions by other underlying mutual funds. Therefore, an underlying mutual fund may be purchasing shares of a company whose shares are simultaneously being sold by some other underlying mutual fund. The result of this would be an indirect transaction expense (principally commissions) for the Asset Allocation Portfolio, without its having changed its investment position.

     The Asset Allocation Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Because the Asset Allocation Portfolio will only invest directly in common stocks to replicate the performance of popular stock market indices the selection of stocks would be limited to those stocks found in a particular index. Generally, investments in common stocks will not exceed 25% of the Portfolio's net assets.

     For temporary defensive purposes, the Asset Allocation Portfolio may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments. The Asset Allocation Portfolio may engage in hedging transactions to the extent and for the purposes set forth in the Fund's Prospectus.

                           THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance it will be able to do so. To do so, the Portfolio utilizes the amortized cost method of valuing its portfolio securities pursuant to a rule adopted by the Securities and Exchange Commission. The rule also prescribes portfolio quality and maturity standards. The Portfolio will be managed in accordance with the requirements of this rule.

MONEY MARKET INSTRUMENTS AND BONDS
----------------------------------

THE MONEY MARKET PORTFOLIO - FUNDING AGREEMENTS
-----------------------------------------------

     The Money Market Portfolio may invest in funding agreements, also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Portfolio invests an amount of cash with an insurance company, and the insurance company credits such investment on a monthly basis with guaranteed interest that is based on an index. Funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. Funding agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

     The Money Market Portfolio will only purchase a funding agreement (i) when the Manager has determined that the funding agreement presents minimal credit risks to the Portfolio and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument, and (ii) if it may receive all principal of, and accrued interest on, a funding agreement upon written notice and within a period of time not to exceed 397 days. Because the Portfolio may not receive the principal amount of a funding agreement from the insurance company on seven days' notice or less, the funding agreement is considered an illiquid investment and, together with other investments in the Portfolio that are not readily marketable, may not exceed 10% of the Portfolio's assets. In determining average weighted portfolio maturity, a funding agreement will be deemed to have a maturity equal to the number of days remaining until the principal amount can be recovered through demand or the next interest reset date, whichever is earlier.

                THE ASSET ALLOCATION AND MONEY MARKET PORTFOLIOS

     When investing in money market instruments or bonds, the Asset Allocation and Money Market Portfolios will limit their purchases, denominated in U.S. dollars, to the following securities; provided however, the Money Market Portfolio may also invest in funding agreements (See "The Money Market Portfolio
- Funding Agreements" above):

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - Bank obligations and instruments secured thereby are obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Portfolio invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Asset Allocation Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     * High Quality Commercial Paper - The Money Market Portfolio, which is subject to specific quality criteria and diversification requirements, may invest in commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services, or, if not rated, guaranteed by a company having commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services. See The Money Market Portfolio above.

     * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Asset Allocation Portfolio. A Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - Each of these three Portfolios may invest in high grade corporate obligations. High grade corporate obligations are obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     *    Repurchase  Agreements  Pertaining  to the Above - Each of these three
          Portfolios may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System.

          A repurchase agreement is an instrument under which the purchaser (i.e., a Portfolio) acquires ownership of a debt security and the seller agrees, at the time of the sale, to purchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. A Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of each Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. A Portfolio may enter into repurchase agreements with its custodian (U.S. Bank, N.A., Cincinnati) when it is advantageous to do so. No Portfolio will invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.

                               THE BOND PORTFOLIO

     When investing in money market instruments, The Bond Portfolio will limit its purchases, denominated in U.S. dollars, to securities which are issued, or guaranteed as to payment of principal and interest, by the U.S. government or any of its agencies or instrumentalities, and repurchase agreements relating thereto. Unlike the other Portfolios, The Bond Portfolio (whether invested defensively or otherwise) may not invest in bank obligations and instruments secured thereby, high quality commercial paper, private placement commercial paper or corporate obligations. The provisions relating to repurchase agreements in the immediately preceding paragraph also apply to The Bond Portfolio's investment in repurchase agreements.

     The Manager exercises due care in the selection of money market instruments and bonds. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a particular Portfolio.

RATINGS
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. A Portfolio could suffer a loss if the bank or securities broker with which the Portfolio had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     Funding Agreements - see "The Money Market Portfolio - Funding Agreements" above.

                               HEDGING STRATEGIES

     Each Portfolio except the Money Market Portfolio may engage in hedging transactions in carrying out their investment policies. A hedging program may be implemented for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Portfolio's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Portfolio's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Portfolio's while the manager is making a change in the Portfolio's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     The objective of an option, futures or forward contract transaction could be to protect a profit or offset a loss in a Portfolio from future price erosion. Or, the objective could be to acquire the right to purchase a fixed amount of securities or currency at a future date for a definite price. In either case it would not be necessary for a Portfolio to actually buy or sell the securities or currency currently. Instead, the hedge transaction would give the Portfolio the right at a future date to sell, or in other instances buy, the particular securities or currency under consideration or similar securities. The value of shares of common stock, the face amount of currency or the face amount of government bonds or notes covered by the hedge transaction would be the same or approximately the same, as the quantity held by the Portfolio or the quantity under consideration for purchase.

     In lieu of the sale of a security or currency, an option transaction could involve the purchase of a put option contract, which would give a Portfolio the right to sell a common stock, government bond, currency or futures contract on an index (see below), at a specified price until the expiration date of the option. A Portfolio will only purchase a put option contract on a stock, currency or bond when the number of shares of the issuer's stock, face amount of currency or the face amount of government bonds involved in the option transaction are equal to those owned by the Portfolio. Limitations on the use of put option contracts on an index are described below.

     Also, in lieu of the sale of securities or currency, a futures transaction could involve the sale of a futures contract which would require a Portfolio either (a) to deliver to the other party to the contract the securities specified and receive payment at the price contracted for, prior to the expiration date of the contract, or (b) to make or entitle it to receive payments representing (respectively) the loss or gain on the currency, security or securities involved in the futures contract.

     Also, in lieu of the sale of a currency, a forward contract could involve the sale of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Portfolio will possess on the delivery date. Entering into a forward contract will reduce the affect on net asset values of currency exchange rates on the portion of the currency that is sold.

     The securities involved in an option or futures contract may be currency, stocks or government bonds, or a group of stocks represented by a popular stock market index, and they need not be exactly the same as those owned by a Portfolio. The Investment Adviser will select the futures contract, which involves a security, group of securities, or index which it feels is closest to a mirror image of the investments held by the Portfolio. However, the securities involved in the contract need not be exactly the same as those owned by a Portfolio, and this may entail additional risk, as described below.

     To the extent that a Portfolio enters into futures contracts which sell an index or group of securities short and which therefore could require the Portfolio to pay the other party to the contract a sum of money measured by any increase in a market index, the Portfolio will be exposing itself to an indeterminate liability. On the other hand, a Portfolio should increase or decrease in value to approximately the same extent as the market index or group of securities, so any loss incurred on the contract should be approximately offset by unrealized gains in Portfolio positions. Such an outcome is not guaranteed, and it would be possible for the value of the index and the Portfolio to move in opposite directions, in which case the Portfolio would realize an unexpected gain or loss.

     A Portfolio will only sell an index short when the Investment Adviser has decided to reduce a Portfolio's risk for defensive purposes. The Portfolio will close out the open liability as soon as the Investment Adviser decides that a defensive posture is no longer appropriate or the open liability represents an inappropriate risk in the circumstances. In shorting an index, a Portfolio will segregate assets to the full value of the contract and maintain and supplement such segregation to the extent necessary until the short position is eliminated.

     In lieu of the purchase of a security or currency, an option transaction could involve the purchase of a call option, which would give the Portfolio the right to buy a specified security (common stock or government bonds) or currency or index aggregate at a specified price until the expiration date of the option contract. Sufficient cash or money market instruments will be segregated and maintained in reserve to complete the purchase. The Portfolio will only purchase call options when the shares of stock or face amount of currency or face amount of bonds or value of the index aggregate included in the option are equal to those planned to be purchased by the Portfolio.

     In lieu of the purchase of securities or currency, a futures transaction could involve the purchase of a futures contract, which would either (a) require the Portfolio to receive and pay for the securities or currency specified in the futures contract at the price contracted for prior to the expiration date of the contract, or (b) require the Portfolio to make payment or receive payment representing (respectively) the loss or gain on the currency, security or securities involved in the contract. The securities may be government bonds, stocks, or a group of stocks such as a popular stock market index, and need not be exactly the same as those intended to be purchased by the Portfolio. The Investment Adviser will select the contract (therefore the group of securities) which it believes is most similar to those desired to be purchased by the Portfolio.

     Also, in lieu of the purchase of a currency, a forward contract could involve the purchase of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Portfolio will need to possess on the delivery date. Entering into a forward contract for the purchase of a foreign currency will cause the fluctuations of currency exchange rates to affect the net asset value for the portion of the currency that is purchased.

     A Portfolio may sell any put or call option contracts it enters into. Such a transaction would normally be used to eliminate or close out a hedged position. A Portfolio may also buy or sell futures contracts to eliminate or close out a hedged position.

     Option contracts will be purchased through organized exchanges and will be limited to those contracts that are cleared through the Options Clearing Corporation. Organized exchanges that presently trade option contracts are the Chicago Board Options Exchange, the

American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange, and the New York Stock Exchange.

     Futures contracts will only be entered into through an organized exchange. The exchanges which presently trade financial futures contracts are the New York Futures Exchange, the Chicago Mercantile Exchange, the Chicago Board of Trade, the Kansas City Board of Trade, and the International Monetary Market (at the Chicago Mercantile Exchange).

     Forward contracts for foreign currency will only be entered into with security brokers which are also primary dealers for U.S. Government securities as recognized by the U.S. Federal Reserve Banks or U.S. banks which are members of the Federal Reserve System.

     Put and call options and financial futures contracts are valued on the basis of the daily settlement price or last sale on the exchanges where they trade. If an exchange is not open, or if there is no sale, the contract is valued at its last bid quotation unless the Trustees determine that such is not a fair value. Forward contracts are valued based upon currency dealer quotations for reversing the position. In the case of a futures contract which entails a potential liability for a gain in a market index, the liability is valued at the last sale of an offsetting contract or if there was no sale, at the last asked quotation unless the Trustees determine that such does not fully reflect the liability.

     In conducting a hedging program for the Portfolios, the Investment Adviser may occasionally buy a call on an index or futures contract and simultaneously sell a put on the same index or futures contract. Or, in other circumstances, it may sell a call and simultaneously buy a put on the same index or futures contract.

     When conducting a hedging program on behalf of a Portfolio, the Portfolio will establish and maintain with the Custodian segregated accounts for the deposit and maintenance of margin requirements. Such deposits will be in the form of cash or U.S. Government securities in amounts as shall be required from time to time by the broker or the exchange on which the transactions are effected for the Portfolio.

     For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Flex-funds. All futures transactions for the Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     Each Portfolio expects that any gain or loss on hedging transactions will be substantially offset by any gain or loss on the securities underlying the contracts or being considered for purchase. There can be no guarantee that a Portfolio will be able to realize this objective.

                             INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Voters). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders.

     Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objective or objectives as such Fund, no Fund or Portfolio may:

     (a)  Issue senior securities;

     (b) Borrow money except as a temporary measure, and then only in an amount not to exceed 5% of the value of its net assets (whichever is less) taken at the time the loan is made, or pledge its assets taken at value to any extent greater than 15% of its gross assets taken at cost;

     (c)  Act as underwriter of securities of other issuers;

     (d)  Invest in real estate except for office purposes;

     (e) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (f) Lend its funds or other assets to any other person; however, the purchase of a portion of publicly distributed bonds, debentures or other debt instruments, the purchase of certificates of deposit, U.S. Treasury Debt Securities, and the making of repurchase agreements are permitted (except in the case of The Bond Portfolio which is not permitted to purchase corporate bonds, debentures or other corporate debt instruments; and certificates of deposit), provided repurchase agreements with fixed maturities in excess of 7 days do not exceed 10% of its total assets;

     (g) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation;

     (h) Invest more than 5% of its total assets (taken at value) in the securities of any one issuer, other than obligations of the U.S. Treasury; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (i) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (j) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (k) Invest 25% or more of its total assets at time of purchase (taken at value) in the securities of companies in any one industry provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (l) Purchase the securities of another investment company except where such purchase is part of a plan of merger or consolidation; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (m) Purchase or retain any securities of an issuer, any of whose officers directors or security holders is an officer or director of the Trust or a Portfolio, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

     (n) Invest in securities of companies that have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

     (o) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

     (p)  Invest in warrants; and

     (q) Invest more than 10% of its assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements which mature in excess of seven days; however, this shall not prohibit the purchase of money market instruments or other securities which are not precluded by other particular restrictions.

     Each of the Trust's and the Portfolios' operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral Leases or programs; and (c) Purchase real estate Limited partnerships.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate for the fiscal year ended December 31, 2001, in the Asset Allocation Portfolio was 298% (406% in 2000; 788% in 1999); and in the Bond Portfolio was 503% (375% in 2000; 352% in 1999). Resultant turnover rates are primarily a function of the Manager's response to market conditions. In the Manager's opinion, it was in the best interest of the Mutual Fund and Bond Portfolios to change their portfolios from a fully invested position to a partially defensive position at various times during the year. This defensive investment strategy can produce high portfolio turnover ratios when calculated in accordance with SEC rules. The Mutual Fund Portfolio has an investment objective of long term growth of capital. Major changes in its portfolio have resulted in portfolio turnover rates of as much as 788%, which is greater than that of most other investment companies, including many which emphasize capital appreciation as a basic policy.

                    PURCHASE AND SALE OF PORTFOLIO SECURITIES

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio or Fund expenses.

     Each Portfolio may execute portfolio transactions with broker-dealers that provide research and execution services to the Portfolio or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Portfolio may be useful to the Manager in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Portfolio to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Flex-funds funds or Meeder Advisor funds to the extent permitted by law.

     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward payment of the Portfolio or the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Portfolio periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolios and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

     From time to time, the Trustees of each Portfolio will review whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of each Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although each Portfolio has substantially the same Trustees and officers, investment decisions for each Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Portfolios or accounts. Simultaneous transactions are inevitable when several Portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Portfolio.

     When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Portfolio Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Portfolios is concerned. In other cases, however, the ability of a Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees of each Portfolio that the desirability of retaining the Manager as investment adviser to each Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

     During the year ending December 31, 2001, the Bond Portfolio paid total commissions of $1,365 ($875 in 2000; $0 in 1999); and the Asset Allocation Portfolio paid total commissions of $11,050 ($30,925 in 2000; $52,150 in 1999).

                        VALUATION OF PORTFOLIO SECURITIES

     Except for securities owned by the Money Market Portfolio, securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. The Money Market Portfolio will value its securities by the amortized cost method as it maintains a dollar weighted average portfolio maturity of 90 days or less and a maximum maturity of 13 months. Money market instruments (certificates of deposit commercial paper, etc.) in the other Portfolios, having maturities of 60 days or less, are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees. In the Bond Portfolio, securities are valued each day at 3:00 p.m.

     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

                  CALCULATION OF YIELD - THE MONEY MARKET FUND

     The Money Market Fund will  advertise  its yield and effective  yield.  The
Money Market Fund calculates its yield quotations based on the net change, exclusive of realized and unrealized gains or losses, in the value of a hypothetical account over a seven calendar day base period. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, there is no assurance that the Fund will be able to maintain a net asset value of $1.00 per share. The simple annualized yield represents the net income for a seven day period, expressed on an annualized basis. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment of dividends over a period of one year.

     The following is an example of the yield calculations for the seven days ended December 31, 2001.

Simple yield:

     Value of hypothetical account at end of period                $ 1.00041207
     Value of hypothetical account at beginning of
        period                                                       1.00000000
                                                                   ------------
     Base period return                                            $  .00041207
                                                                   ============

     Current seven day yield (.00041207 x (365/7)                      2.15%

Effective yield:

     Effective yield [(.00041207 + 1)^365/7 ] - 1                       2.17%

     Yields reflect the adviser's agreement to limit expenses to the extent necessary to achieve an effective yield for the Fund that will rank in the top 10% of yields for all general purpose money market funds in 2001. The adviser may terminate this limitation after April 30, 2003. There is no guarantee that waiver of fees alone will accomplish this objective. Investors should recognize that yields are not necessarily representative of future results, but will vary as a function of market conditions and expenses incurred.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

     From time to time The Muirfield(R) and U.S. Government Bond Funds may advertise their average annual total returns for various periods of time. When applicable, depending on the Fund, the periods of time shown will be for a one-year period; a five-year period; a ten-year period (or relevant portion thereof) and since inception. The calculation assumes the reinvestment of all dividends and distributions. Below is an example of the total return calculation for The Muirfield Fund(R) assuming a hypothetical investment of $1,000 at the beginning of each period.

     An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Fund will vary depending upon interest rates, the current market value of the securities held by the Fund's corresponding Portfolio, and changes in the Fund's expenses.

     When applicable, depending on the Fund, the periods of time shown will be for a one-year period, a five-year period, a ten-year period (or relevant portion thereof) and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Fund wills assume a hypothetical investment of $1,000 at the beginning of each period.

     It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1+T)^n = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

THE MUIRFIELD FUND(R):

                                              Total Return
                         -------------------------------------------------------
                              1 Year             5 Year            10 Year
                           Period Ended       Period Ended       Period Ended
                         December 31, 2001  December 31, 2001  December 31, 2001
                         -----------------  -----------------  -----------------

Value of Account
   At end of Period          $  884.80          $1,319.40          $2,088.03

Value of Account
   At beginning of Period     1,000.00           1,000.00           1,000.00
                             ---------          ---------          ---------

Base Period Return           $ (115.20)         $  319.40          $1,088.03

Average Total Return           -11.52%              5.70%              7.64%

Values were computed according to the following formulas:

          1 Year:   $1,000 (1 + (.1152))    =  $  884.80
          5 Years:  $1,000 (1 +  .0570)^5   =  $1,319.40
          10 Years: $1,000 (1 +  .0764)^10  =  $2,088.03

The Total Return performance data in this hypothetical example represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total Return quotations, when advertised for The U.S. Government Bond Fund, are calculated in the same manner as described above.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
-----------------------------------------------------------------------

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     Each Fund's sales literature and advertising commonly refer to this calculation as a Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2001, were:

                                     1 YEAR (%)     5 YEARS (%)     10 YEARS (%)
                                     -------------------------------------------
The Muirfield(R)Fund                    -12.55          3.67            4.61
The U.S. Government Bond Fund            -0.17          3.52            3.63

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    =   a hypothetical initial payment of $1,000
     T    =   average annual total return (after taxes on distributions)
     n    =   number of years
     ATVD =   ending value of a hypothetical $1,000 payment made at the
              beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

     Average annual total return after taxes on distributions and sale of a fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of a fund's shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     Each  Fund's  sales  literature  and  advertising  commonly  refer  to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2001,were:

                                     1 YEAR (%)     5 YEARS (%)     10 YEARS (%)
                                     -------------------------------------------
The Muirfield(R)Fund                    -7.02           4.86            5.41
The U.S. Government Bond Fund            0.76           3.39            3.50

The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P     =  a hypothetical initial payment of $1,000
     T     =  average annual total return (after taxes on distributions and redemptions)
     n     =  number of years
     ATVDR =  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of eachperiod, after taxes on fund distributions and redemption.

              CALCULATION OF YIELD - THE U.S. GOVERNMENT BOND FUND

     From time to time The U.S. Government Bond Fund may advertise its thirty-day yield quotation. It is computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

     YIELD = 2 [(a - b + 1)^6 - 1]
                 -----
                   cd

a = income earned during the period
b = expense accrued for the period
c = average number of shares outstanding during the period d = offering price per share on the last day of the period

 Below is an example of calculation of The U.S. Government Bond Fund's yield for the thirty days ended December 31, 2001:

          2.43% = 2 [(40,537 - 12,605  + 1)^6 - 1]
                      ---------------
                      649,416 * 21.37

     Quotations of yield for The U.S. Government Bond Fund will be accompanied by total return calculations current to the most recent calendar quarter. Total return will be calculated in the manner described above (See "Calculation of Total Return"). Below is an example of the total return calculation for The U.S. Government Bond Fund assuming a hypothetical investment of $1,000 at the beginning of each period.

THE U.S. GOVERNMENT BOND FUND:

                                               Total Return
                           ---------------------------------------------------
                              1 Year             5 Year            10 Year
                           Period Ended       Period Ended       Period Ended
                           Dec. 31, 2001      Dec. 31, 2001      Dec. 31, 2001
                           -------------      -------------      -------------
Value of Account
   At end of Period          $1,012.30          $1,297.70          $1,701.68

Value of Account
   At beginning of Period     1,000.00           1,000.00           1,000.00
                             ---------          ---------          ---------

Base Period Return           $   12.30          $  297.70          $  701.68

Average Total Return              1.23%              5.35%              5.46%

     The Total Return performance data in this hypothetical example, represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPARATIVE PERFORMANCE INFORMATION
-----------------------------------

     Comparative performance information may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper Analytical Services, Inc., IBC/Donoghue Money Fund Report, Morningstar Mutual Fund Report, other publications, various indices or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

     The Muirfield Fund(R) is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2002: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     The Muirfield Fund(R)'s NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     The U.S. Government Bond and Money Market Funds are open for business and their NAV are calculated each day that the Federal Reserve System is open. The NAV for the U.S. Government Bond and Money Market Funds are calculated on each such day at 3:00 p.m. and 4:00 p.m. Eastern time, respectively.

     Shareholders of each Fund will be able to exchange their shares for shares of any mutual fund that is a series of The Flex-funds (each a "Flex-funds' Fund"). No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege and prospectuses for each of the Flex-funds Funds are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and the Fund has the right to reject any exchange application relating to such fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     REDEMPTIONS IN KIND. The Flex-funds has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 which amount is not necessarily recommended).

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                         INVESTMENT ADVISER AND MANAGER

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Portfolio. Previously, the Manager managed the assets of the Funds pursuant to separate investment advisory contracts until May of 1992, at which time the investment by the Funds in the Portfolios was implemented.

     Pursuant to the terms of each Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of each Portfolio's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Portfolio business, other than accounting services and services that are provided by each Portfolio's custodian, transfer agent, independent accountants, legal counsel, and investment advisory services provided by any subadviser.

     The Investment Advisory Contract for each Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities that are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from Meeder Asset Management, Inc.; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the 2/10 of 1% limitation of each Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The respective expenses of each Portfolio include the compensation of its respective Trustees who are not affiliated with the Adviser; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent, accountant, custodian of the Portfolio; insurance premiums and other miscellaneous expenses.

     Expenses of each Portfolio also include all fees under its Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Adviser under the Advisory Contract and other miscellaneous expense.

     The Board of Trustees of the Trust believes that the aggregate per share expenses of any Fund and its corresponding Portfolio will be less than or approximately equal to the expenses which a Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Asset Allocation Portfolio is based upon the average net assets of the Portfolio and is at the rate of 1% of the first $50 million, 0.75% of the next $50 million and 0.60% in excess of $100 million of average net assets. Annual fees for the Bond Portfolio are at the rate of 0.40% of the first $100 million of average net assets and 0.20% in excess of $100 million. The annual fee for the Money Market Portfolio is at the rate of 0.40% of the first $100 million and 0.25% in excess of $100 million, of average net assets.

     For the year ended December 31, 2001, the Asset Allocation Portfolio paid total fees to the Manager of $734,145 ($1,168,103 in 2000; $1,214,387 in 1999);
in the Bond Portfolio  $57,670 ($49,443 in 2000;  $47,278 in 1999); in the Money
Market Portfolio $978,323 ($2,727,093 in 2000; $3,103,028 in 1999).

     The Manager has agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the U.S. Government Bond Fund to 1.10%. The Manager may terminate this agreement after April 30, 2003.

     The Manager has agreed to limit expenses to the extent necessary to achieve an effective yield for the Money Market Fund that will rank in the top 10% of yields for all general purpose money market funds in 2002. The Manager may terminate this agreement after April 30, 2003. There is no guarantee that waiver of fees alone will accomplish this objective.

     For the year ended December 31, 2001, the Manager waived fees totaling $8,012 ($37,644 in 2000; $21,890 in 1999) in the Bond Portfolio and $461,679
($1,176,601 in 2000; $1,331,007 in 1999) in the Money Market Portfolio.

     Meeder Asset Management, Inc., formerly R. Meeder & Associates, Inc., was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer; Michael J. Sullivan, Vice President of Sales and Marketing, and Wesley F. Hoag, Vice President, General Counsel and Secretary. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and each Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and each Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and each Portfolio.

     The Manager may use its resources to pay expenses associated with the sale of each Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund's shares. However, the Funds do not pay the Manager any separate fees for this service.

          OFFICERS AND TRUSTEES

     The Board of Trustees oversees the management of the Trust and the Portfolios and elects their officers. The officers are responsible for the funds' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds, Meeder Advisor Funds and the corresponding portfolios of the Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

"Non-Interested" Trustees
-----------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                         Year First                                 Portfolios
                                         Elected A                                  in Fund       Other
                                         Director of                                Complex       Directorships
                                         Fund           Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Complex1       During Past Five Years      Trustee       Trustee2
---------------------    -------------   --------       ----------------------      -------       --------
-----------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         22            None
73                       -------                        practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           each Fund's Audit
Worthington, OH  43235                                  Committee.

-----------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 61   Trustee         1994           Professor of Marketing      22            Airnet
Blackwell Associates,    -------                        and Consumer Behavior,                    Systems,
Inc.                                                    The Ohio State                            Anthony &
3380 Tremont Road                                       University; President of                  Sylvan,
Columbus, OH  43221                                     Blackwell Associates,                     Applied
                                                        Inc., a strategic                         Industrial
                                                        consulting firm.                          Technologies,
                                                                                                  Diamond Hill,
                                                                                                  Intimate
                                                                                                  Brands, Max &
                                                                                                  Erma's

-----------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 64       Trustee         1984           Retired; formerly           22            Southtrust
500 Ocean Drive          -------                        Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group.

-----------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston          22            None
59                       -------                        Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser.

-----------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 71      Trustee         1982, 1998     Retired; formerly           22            None
8781 Dunsinane Drive     -------                        Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).

-----------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 40  Trustee         1998           Designer, Nicklaus          22            None
11780 U.S. Highway #1    -------                        Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.

-----------------------------------------------------------------------------------------------------------------

                                       32

"Interested" Trustees3,4
-----------------------------------------------------------------------------------------------------------------

                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Director                                   in Fund
                                         and/or                                     Complex       Other
                                         Officer of     Principal Occupation(s)     Overseen by   Directorships
Name, Address and Age    Position Held   the Fund1      During Past Five Years      Trustee       Held by Trustee
---------------------    -------------   ---------      ----------------------      -------       ---------------
-----------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset    22            Uniglobe
SR.*+, 73                President                      Management, Inc., an                      Travel
                                                        investment adviser;                       (U.S.A.),
                                                        Chairman and Director of                  L.L.C.
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer
                                                        agent; Director of
                                                        Adviser Dealer Services,
                                                        Inc., the Fund's
                                                        Distributor.
-----------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee and     1992           President of Meeder Asset   22            None
JR.*, 40                 Vice President                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------

Other Officers4
--------------------------------------------------------------------------------

                                         Year First
                                         Elected an
                                         Officer of    Principal Occupation(s)
Name, Address and Age    Position Held   the Fund1     During Past Five Years
---------------------    -------------   ---------     ----------------------
--------------------------------------------------------------------------------

DONALD F. MEEDER*+, 63   Assistant       1982          Assistant Secretary and
                         Secretary                     Vice President of Meeder
                                                       Asset Management, Inc.;
                                                       Assistant Secretary of
                                                       Mutual Funds Service Co.,
                                                       the Fund's transfer
                                                       agent.

--------------------------------------------------------------------------------
WESLEY F. HOAG*+, 45     Vice            1994          Vice President, Secretary
                         President and                 and General Counsel of
                         Secretary                     Meeder Asset Management,
                                                       Inc. and Mutual Funds
                                                       Service Co. (since July
                                                       1993), Secretary of
                                                       Adviser Dealer Services,
                                                       Inc.; Attorney, Porter,
                                                       Wright, Morris & Arthur,
                                                       a law firm (October 1984
                                                       to June 1993).

--------------------------------------------------------------------------------

BRUCE E. MCKIBBEN*+, 32  Treasurer       1999          Treasurer and Manager/
                                                       Fund Accounting and
                                                       Financial Reporting,
                                                       Mutual Funds Service Co.,
                                                       the Funds' transfer agent
                                                       (since April 1997);
                                                       Assistant Treasurer and
                                                       Manager/Fund Accounting,
                                                       The Ohio Company, a
                                                       broker-dealer (April 1991
                                                       to April 1997).
--------------------------------------------------------------------------------

1 Directors and Officers of the Fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolios. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolios. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the Advisor of the Portfolios. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the Advisor of the Portfolios.
+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------
                                                         Aggregate Dollar Range1
                                                         of Shares Owned in All
                                                         Funds Within The Fund
                                Dollar Range of Fund     Complex Overseen by
Name of Director                Shares Owned1            Trustee
--------------------------------------------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew           The Muirfield Fund -
                                $10,001 - $50,000
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $10,001 - $50,000             Over $100,000
--------------------------------------------------------------------------------

Roger D. Blackwell              The Muirfield Fund -
                                $10,001 - $50,000
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $50,001 - $100,000            Over $100,000
--------------------------------------------------------------------------------

Walter L. Ogle                  The Muirfield Fund -
                                $50,001 -  $100,000
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $1 - $10,000                  Over $100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Charles A. Donabedian           The Muirfield Fund
                                -$10,001 - $50,000
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $10,001 - $50,000             $50,001-$100,000
--------------------------------------------------------------------------------

James W. Didion                 The Muirfield Fund - $0
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $1 - $10,000                  $1 - $10,000
--------------------------------------------------------------------------------

Jack W. Nicklaus II             The Muirfield Fund
                                -$10,001 - $50,000
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $0                            $10,000 - $50,000
--------------------------------------------------------------------------------

"Interested"  Trustees

Robert S. Meeder, Sr.           The Muirfield Fund -
                                Over $100,000
                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                Over $100,000                 Over $100,000
--------------------------------------------------------------------------------

Robert S. Meeder, Jr.           The Muirfield Fund -
                                $1 - $10,000

                                The U.S. Government Bond
                                Fund - $0
                                The Money Market Fund -
                                $10,001 - $50,000             Over $100,000
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

     The following table shows the compensation paid by the Portfolios and the Fund Complex as a whole to the Trustees of the Portfolios and the Fund Complex during the fiscal year ended December 31, 2001.

                               COMPENSATION TABLE

                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
                              from the (3)     Portfolio        Benefits Upon    Paid to
Trustee                       Portfolios1      Expense          Retirement       Trustee1, 2
-------                       -----------      -------          ----------       -----------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         $6,425           None             None             $14,642

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $6,425           None             None             $14,6423

Philip A. Voelker             None             None             None             None

Roger A. Blackwell            $5,998           None             None             $13,642

Charles A. Donabedian         $6,425           None             None             $14,642

James Didion                  $5,998           None             None             $13,642

Jack W. Nicklaus II           $5,998           None             None             $13,642

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2001, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $6,425; Roger A. Blackwell - $5,998, Charles A. Donabedian - $6,425, Jack W. Nicklaus II - $5,998, and Walter L. Ogle
- $6,425.

2 The Fund Complex consists of 22 investment companies.

3 The Trust has entered into an agreement with Walter L. Ogle whereby Mr. Ogle is paid for his assistance in explaining and interpreting the Funds, their investment objectives and policies, and the Trust's retirement plans to clients. Mr. Ogle's compensation figure includes $1,300 paid out by the Trust pursuant to this agreement.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the seven Portfolios. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For the other six Portfolios, each Trustee is paid a fee of 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Members of the Audit and Strategic Planning Committees for each of The Flex-funds and the Meeder Advisor Funds Trusts, and the Portfolios are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Portfolios or the Trust. Trustee fees for the Bond, Asset Allocation and Money Market Portfolios totaled $6,225, $24,818, and $6,225, respectively, for the year ended December 31, 2001 ($6,059, $42,020 and $24,369, respectively, in 2000).

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6000 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2001, the Audit Committee and the Nominating Committee each met two times.

     During the past fiscal year, the Trustees considered and approved the renewal of each Portfolio's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to each Portfolio and each Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Fund;

     o    the investment performance of each Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Manager in the daily management of each Portfolio;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars received by the Manager from Portfolio trades;

     o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolios and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolios and Funds.

     The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of each Portfolio and Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Trust and the Portfolios own, in the aggregate, less than 1% of the Trust's total outstanding shares.

     The Trust, the Portfolios, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolios. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolios also restricts personal investing practices of trustees of the Trust and the Portfolios who have knowledge about recent Portfolio trades. Among other provisions, each

Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolios in which the Funds invest.

          DISTRIBUTION PLANS

     Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Trust may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity that is primarily intended to result in the sale of Trust shares.

     The Trust has adopted a Distribution Plan for each of the three Funds described herein. These Plans permit, among other things, payment for distribution in the form of commissions and fees, advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, and service organizations. Another class of recipients is banks.

     The Trust may expend in each of the three Funds as described herein as much as, but not more than 2/10 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in each such Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan for each such Fund provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of voting on the Plan.

     The Plan for each of the Trust's Funds is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Trust's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of any of the Plans or in any of the related service agreements upon not more than 60 days' written notice to the service organization or by the vote of the holders of a majority of the Trust's shares, or, upon 15 days' notice, by a party to a service agreement.

     Each Plan was approved by the Trust's Board of Trustees, which made a determination that there is a reasonable likelihood the Plans will benefit the Funds. The Plans were approved by shareholders, and they will continue in effect only if approved at least annually by the Board of

Trustees. Although the objective of the Trust is to pay Consultants for a portion of the expenses they incur, and to provide them with some incentive to be of assistance to the Trust and its shareholders, no effort has been made to determine the actual expenses incurred by Consultants. If any Consultant's expenses are in excess of what the Trust pays, such excess will not be paid by the Trust. Conversely, if the Consultant's expenses are less than what the Trust pays, the Consultant is not obligated to refund the excess, and this excess could represent a profit for the Consultant.

     The Trust has entered into an agreement with Walter L. Ogle whereby Mr. Ogle is paid for his assistance in explaining and interpreting the Funds, their investment objectives and policies, and the Trust's retirement plans to clients. See "Compensation Table" for further explanation.

     Total payments made by the Trust to parties with service agreements for the year ended December 31, 2001 amounted to $205,708 ($193,792 in 2000; $211,122 in
1999). In addition, the Board of Trustees approved expenditures for the printing and mailing of prospectuses, periodic reports and other sales materials to prospective investors; advertising; the services of public relations and marketing consultants; and the cost of special telephone service to encourage the sale of Fund shares. These expenditures amounted to $106,681 for the year ended December 31, 2001 ($154,137 in 2000; $137,547 in 1999).

     The table below states the amounts paid under each current Fund's distribution plan for the year ended December 31, 2001.

                  DISTRIBUTION PLAN EXPENSES PAID BY THE FUNDS*

                                              U.S.
                                        Government Money
Type of Expense               Muirfield       Bond         Market
---------------               ---------       ----         ------

Payments to Consultants       $ 53,399      $ 13,096      $139,213

Public Relations              $  3,452      $  3,452      $  3,452

Marketing/Advertising         $ 20,679      $  2,525      $ 31,017

Wats Telephone Service        $  3,523      $    423      $  6,011

Printing and Mailing          $  8,118      $    975      $ 23,054
                              --------      --------      --------

Total                         $ 89,171      $ 20,471      $202,747

     *Distribution expenses of the Trust attributable to a particular Fund are borne by that Fund. Distribution expenses that are not readily identifiable as attributable to a particular Fund are allocated among each of the five funds of the Trust based on the relative size of their average net assets.

     In addition, any Agent or Consultant that contemplates entering into an agreement with the Trust for payment in connection with the distribution of Fund shares, under any Fund's distribution plan, shall be responsible for complying with any applicable securities or other laws which may be applicable to the rendering of any such services. It would appear that any Agent or Consultant would need to be registered as broker/dealer in the state of Texas if Texas residents are their clients.

          DISTRIBUTIONS & TAXES

     Dividends and capital gains distributions are ordinarily taxable to shareholders in the year distributed. However, under the Tax Act, the Trust is permitted to make distributions up to February 1 and have them apply to the previous tax year. The Trust expects to make such a distribution in The Muirfield Fund(R) in future years.

     A shareholder is taxed on capital gains and income realized by the Trust, regardless of the length of time he has been a shareholder. Thus a shareholder may receive capital gains distributions shortly after purchasing shares, and this will reduce the market value of the shares by the amount of the distribution. The shareholder will not be able to recognize the resultant loss in value for tax purposes until the shares are sold at a later date. In the case of some mutual funds this effect can be substantial. In the case of The Muirfield and U.S. Government Bond Funds, each of which frequently liquidates its portfolio for defensive purposes and therefore tends not to realize large capital gains accumulated over a long period of time, the effect is not expected to be substantial.

     Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. Each Shareholder will receive a statement annually informing him of the amount of the income and capital gains which have been distributed during the calendar year.

     The Trust files federal income tax returns for each of the Funds. Each Fund is treated as a separate entity for federal income tax purposes. The Trust also intends to comply with Subchapter M of the Internal Revenue Code, which imposes such restrictions as (1) appropriate diversification of its portfolio of investments, and (2) realization of 90% of its annual gross income from dividends, interest, and gains from the sale of securities. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Trust qualified as a "regulated investment company" for each of the last fifteen fiscal years.

     OTHER SERVICES

     CUSTODIAN - U.S. Bank, N.A., Firstar Center, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of all of the Trust's assets.

     AUDITORS - KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio, 43215, has been retained as independent auditors for the Trust. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund and Portfolio accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for the Asset Allocation and Bond Portfolios is $7,500. The minimum annual fee for the Money Market Portfolio is $30,000. Subject to the applicable minimum fee, each Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of each Portfolio's average net assets.

     Subject to a $4,000 annual minimum fee The Muirfield Fund(R) incurs the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services. In The U.S. Government Bond Fund, this annual fee is the greater of $15 per shareholder account or 0.06% of the Fund's average net assets. The fee for The Money Market Fund is the greater of $20 per shareholder account or 0.06% of the Fund's average net assets.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Fund incurs an annual fee, payable monthly, of 0.05% of each Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio. For the year ended December 31, 2001, total payments to Mutual Funds Service Co. amounted to $562,344 for all of the Funds and Portfolios collectively.

     REPORTS TO SHAREHOLDERS - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------

     As of March 31, 2002, the following persons owned 5% or more of a class of a Fund's outstanding shares of beneficial interest:

                                                            Number of
Name                     Name & Address                     Shares of Record         Percent
of Fund                  of Beneficial Owner                and Beneficially         of Class
-------                  -------------------                ---------------------    --------
The Muirfield Fund(R)
                         Plumbers & Pipefitters Local       1,066,449.8710            7.99%
                         #168 Ret Fund Dtd 09/01/87 1065
                         c/o R. Meeder & Associates
                         P. O. Box 7177
                         Dublin, OH  43017

                                       42

U.S. Government
Bond Fund                Ohio Local No. 1 Operative           104,406.5010           18.83%
                         Plasterers & Cement Masons
                         Pension Fund
                         c/o Qualified Benefits Mgmt.
                         77 West Elmwood Drive, Ste. 106
                         Centerville, OH  45459

                         Roofers Local No. 86 Pension          52,222.8850            9.42%
                         Fund Dtd 5-1-64
                         c/o Qualified Benefits Mgmt.
                         77 West Elmwood Drive, Ste. 600
                         Centerville, OH  45459

                         DLZ Corp. 401K PSP                    44,668.9550            8.06%
                         Balanced 1214
                         c/o R. Meeder & Associates
                         P. O. Box 7177
                         Dublin, OH  43017

                         Sands Hill Coal Co., Inc.             38,708.7120            6.98%
                         P. O. Box 650
                         38701 SR 160
                         Hamden, OH  45634

Money Market Fund        Ohio Education Association          16,760,198.34            7.27%
                         Attn:  Karen Carraher
                         225 East Broad Street, Box 2550
                         Columbus, OH  43216

     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

                              FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this Statement of Additional Information is included in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2001 and are incorporated herein by reference. The Fund will provide the Annual Report without charge at written request or request by telephone.

                          THE HIGHLANDS GROWTH FUND(R)
                         A FUND OF THE FLEX-FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 2002

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectus (dated April 30, 2002). Please retain this document for future reference. To obtain an additional copy of the Prospectus, please call Mutual Funds Service Co. at 1-800-325-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

     TABLE OF CONTENTS                                                      PAGE

     Description of the Trust                                                  2
     Investment Policies and Related Matters                                   5
     Investment Restrictions                                                   6
     Portfolio Transactions                                                   17
     Valuation of Portfolio Securities                                        19
     Performance                                                              20
     Additional Purchase and Redemption Information                           23
     Distributions and Taxes                                                  25
     Investment Adviser and Manager                                           26
     Investment Subadviser                                                    28
     Investment Sub-subadvisers                                               29
     Distribution Plan                                                        33
     Trustees and Officers                                                    34
     Contracts With Companies Affiliated With Manager                         43
     Additional Information                                                   44
     Principal Holders of Outstanding Shares                                  44
     Financial Statements                                                     44

     Investment Adviser                                           Transfer Agent
     ------------------                                           --------------
     Meeder Asset Management, Inc.                      Mutual Funds Service Co.

     Investment Subadviser
     ---------------------
     Sector Capital Management, L.L.C.

DESCRIPTION OF THE TRUST
------------------------

     BACKGROUND. The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its seven constituent funds is a diversified open-end management company. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has no investment adviser because the Trust seeks to achieve the investment objective of each Fund by investing each Fund's assets in the corresponding Portfolio. Each Portfolio has retained the services of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., as investment adviser.

     INVESTMENT STRUCTURE. Unlike other mutual funds which directly acquire and manage their own portfolio of securities, The Highlands Growth Fund(R) seeks to achieve its investment objectives by investing all of its assets in the Growth Stock Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Trust by calling: 1-800-325-FLEX, or
(614) 760-2159.

     The Growth Stock Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as that Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to that Fund's corresponding Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     As stated in "Investment Policies and Limitations," except as otherwise expressly provided herein, the Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval. (No such change would be made, however, without 30 days' written notice to shareholders.)

     For descriptions of the investment objectives and policies of the Portfolio, see "Investment Policies and Limitations." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Trustees and Officers."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of

$.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each fund represent an interest only in that fund's assets (and profits or losses) and in the event of liquidation, each share of a particular fund would have the same rights to dividends and assets as every other share of that fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that fund, whether or not it had been approved by the shareholders of the other Funds.

     Shares are fully paid and nonassessable. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the fund will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a fund is required on any matter affecting the fund on which shareholders are entitled to vote. Shareholders of one fund are not entitled to vote on a matter that does not affect that fund but that does require a separate vote of any other fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

     The Portfolio consists of investment portfolios representing each of the industry sectors (identified by the Portfolio's subadviser) comprising the S&P
500. The assets of the Portfolio will be allocated to each of these industry sectors in approximately the same proportion as these industry sectors are represented in the S&P 500 on a market capitalization-weighted basis. Within each industry sector are separate industry sub-sectors, each of which comprises 10% or more of its corresponding industry sector on a market capitalization-weighted basis. The Portfolio will have at least a 50% exposure (on a market capitalization basis) to each of these industry sub-sectors. The subadviser continuously reviews the representation of the industry sectors and sub-sectors in the S&P 500 and continuously groups domestic publicly traded common stocks into a specific industry sector and sub-sector.

     The Portfolio subadviser compares the total market value of the common stocks in each industry sector and sub-sector of the S&P 500 to the total market value of all common stocks in the S&P 500 to determine each industry sector's and sub-sector's weighting in the S&P 500. If the weighting of any industry sector in the Portfolio varies from the weighting on a market-capitalization basis of that industry sector in the S&P 500 at the end of any month, the Portfolio subadviser will reallocate the amount of assets in the Portfolio allocated to that industry sector. If the weighting of any industry sub-sector of the S&P 500 falls below 10% or more of its corresponding industry sector on a market-capitalization basis, the Portfolio will not be required to maintain exposure to that sub-sector within the Portfolio. The subadviser may reallocate more frequently than monthly if it chooses to do so. These reallocations may cause additional transaction costs to the extent that securities may be sold as part of such reallocations.

     The assets of the Portfolio representing each of these industry sectors are managed on a discretionary basis by one or more separate investment advisers, called sector advisers, selected by the Portfolio subadviser. The Portfolio subadviser's selection of sector advisers is reviewed and approved by the trustees of the Portfolio.

     Assets of the Portfolio representing each of the industry sectors are managed by one or more sector advisers. However, if an advisory agreement between a sector adviser and the Portfolio is terminated, leaving no sector adviser to manage the assets of the Portfolio representing an industry sector, the Portfolio's subadviser will, upon termination and until a new sector adviser is selected, manage and "index" the assets of the Portfolio representing the applicable industry sector. In this case, the subadviser will "index" the assets of the Portfolio representing its industry sector by selling any stocks representing the industry sector that are not included in the S&P 500 and investing the assets comprising the industry sector in S&P 500 stocks identified by the Portfolio's subadviser as belonging to that industry sector in the same proportion as those stocks are represented in the S&P 500 on a market capitalization-weighted basis.

     In selecting securities for the Portfolio, the sector advisers evaluate factors believed to be favorable to long term growth of capital, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The sector advisers also analyze the issuer's position within its industry sector as well as the quality and experience of the issuer's management. When selecting S&P 500 stocks, each sector adviser is limited to the list of S&P 500 companies identified by the Portfolio's subadviser as representing its specific industry sector. The Portfolio's subadviser will monitor the number of S&P 500 companies held in each sector of the Portfolio and may, from time to time, impose restrictions on the sector advisers as to the number of S&P 500 companies held in each sector of the Portfolio. Subject to these restrictions, each sector adviser selects those common stocks which, in its opinion, best represent the industry sector the sector adviser has been assigned.

                             INVESTMENT RESTRICTIONS
                             -----------------------

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     The Fund's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by the Trustees without shareholder approval. THE FOLLOWING ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT THE FUND FROM INVESTING ALL OR PART OF THE FUND'S ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND OR THE PORTFOLIO MAY NOT:

     (1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of the voting securities of such issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

     (4) underwrite securities issued by others (except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     (i) The Portfolio does not currently intend to engage in short sales, but may engage in short sales "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Portfolio does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii)The Portfolio may borrow money only from a bank. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes.

     (v) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

     (vi) The Portfolio does not currently intend to purchase securities of other investment companies. This limitation does not apply to securities received as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (vii)The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

     (ix) The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

     (x) The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager, the Subadviser, or the Sector Advisers who individually own more than 1/2 of 1% of the securities of such issuer, together own more than 5% of such issuer's securities.

     For the Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions." For the Portfolio's limitations on short sales, see the section entitled "Short Sales."

MONEY MARKET INSTRUMENTS
------------------------

     When investing in money market instruments, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal

Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

     High Quality Commercial Paper - The Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     Repurchase Agreements - See "Repurchase Agreements" below.

     The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Portfolio.

Ratings
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See "Repurchase Agreements" below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager, Subadviser and/or Sector Advisers determine the liquidity of the Portfolio's investments and, through reports from the Manager, Subadviser and/or Sector Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of the
Portfolio's investments, the Manager, Subadviser and Sector Advisers may consider various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager, Subadviser and/or Sector Advisers may determine some restricted securities to be illiquid. However, with respect to over-the-counter options the Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is the Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

     HEDGING STRATEGIES. The Portfolio may engage in hedging transactions in carrying out its investment policies. A hedging program may be implemented for the following reasons: (1) to protect the value of specific securities owned or intended to be purchased while the Investment Adviser is implementing a change in the Portfolio's investment position; (2) to protect portfolio values during periods of extraordinary risk without incurring transaction costs associated with buying or selling actual securities; and (3) to utilize the "designated hedge" provisions of Sub-Chapter M of the Internal Revenue Code as a permitted means of avoiding taxes that would otherwise have to be paid on gains from the sale of portfolio securities.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Financial futures contracts or related options used by the Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways.

     LIMITATIONS  ON FUTURES AND OPTIONS  TRANSACTIONS.  The Portfolio will not:
(a) write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with options under normal conditions; or (b) purchase futures contracts if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts would exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Flex-funds. All futures transactions for the Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     The Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     The above limitations on the Portfolio's investments in futures contracts and options, and the Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. When the Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

     Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

     WRITING CALL OPTIONS. Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option.

The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     The Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     SHORT SALES. The Portfolio may enter into short sales "against the box" with respect to equity securities it holds. For example, if a Sector Adviser anticipates a decline in the price of a stock the Portfolio holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. The Portfolio currently intends to hedge no more than 15% of its total assets with short sales "against the box" on equity securities under normal circumstances.

     When the Portfolio enters into a short sale "against the box", it will be required to own or have the right to obtain at no added cost securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

PORTFOLIO TURNOVER
------------------

     Decisions to buy and sell securities are made by the Sector Advisers for the assets assigned to them, and by the Manager and Sector Capital for assets not assigned to a Sector Adviser. Currently, each portfolio representing an industry sector has one Sector Adviser. The Manager invests the Growth Stock Portfolio's liquidity reserves and the Manager or Sector Capital may invest the Growth Stock Portfolio's assets in financial futures contracts and related options. Each Sector Adviser makes decisions to buy or sell securities independently from other Sector Advisers. In addition, when a Sector Adviser's services are terminated and another retained, the new Sector Adviser may significantly restructure the Growth Stock Portfolio's assets assigned to it. These practices may increase the Growth Stock Portfolio's portfolio turnover rates, realization of gains or losses, and brokerage commissions. The portfolio turnover rates for the Growth Stock Portfolio may vary greatly from year to year as well as within a year and may be affected by sales of investments necessary to meet cash requirements for redemptions of shares. A high rate of turnover involves correspondingly greater expenses, increased brokerage commissions and other transaction costs, which must be borne by the Growth Stock Portfolio and its investors. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

     The Portfolio's portfolio turnover rate for the fiscal year ended December 31, 2001 was 37% (58% in 2000).

     Major changes in the portfolio have resulted in portfolio turnover rates of as much as 338%, which is greater than that of most other investment companies, including many which emphasize capital appreciation as a basic policy. The policies of the Growth Stock Portfolio may be expected to result in correspondingly heavier brokerage commissions and taxes, which ultimately must be borne by the Trust's shareholders.

                             PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Portfolio by the Manager, Subadviser or Sector Advisers pursuant to authority contained in the investment advisory agreement, investment subadvisory agreement and investment sub-subadvisory agreements. The Manager, Subadviser and Sector Advisers are also responsible for the placement of transaction orders for accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager, Subadviser and Sector Advisers consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio expenses.

     The Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Manager, Subadviser or Sector Advisers or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager, Subadviser and Sector Advisers (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager, Subadviser and Sector Advisers' investment staffs based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Manager, Subadviser and Sector Advisers in rendering investment management services to the Portfolio or their other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other Manager, Subadviser and Sector Advisers' clients may be useful to the Manger, Subadviser and Sector Advisers in carrying out their obligations to the Portfolio. The receipt of such research is not expected to reduce the Manager, Subadviser and Sector Advisers' normal independent research activities; however, it enables the Manager, Subadviser and Sector Advisers to avoid the additional expenses that could be incurred if the Manager, Subadviser and Sector Advisers tried to develop comparable information through their own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Manager, Subadviser and/or Sector Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager, Subadviser and/or Sector Advisers' overall responsibilities to the Portfolio and their other clients. In reaching this determination, the Manager, Subadviser and/or Sector Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Manager, Subadviser and Sector Advisers are authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund or shares of other Flex-funds funds or Meeder Advisor Funds funds to the extent permitted by law.

     The Manager, Subadviser and Sector Advisers may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager, Subadviser and Sector Advisers under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio or the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of the Portfolio periodically review the Manager, Subadviser and Sector Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

     From time to time, the Trustees of the Portfolio will review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     The Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although the Trustees and officers of the Portfolio are substantially the same as those of other portfolios managed by the Manager, investment decisions for the Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one portfolio.

     When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the officers of the portfolios involved to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees of the Portfolio that the desirability of retaining the Manager as investment adviser to the Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions. During the period from January 1, 2001 to December 31, 2001, the Growth Stock Portfolio paid total commissions of $66,524 ($82,179 in 2000; $67,629 in 1999) on the purchase and sale of securities, of which $1,050 in commissions were paid on the purchase and sale of futures and options contracts.

                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Short-term securities less than 60 days to maturity are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

     This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted, exchange, or over-the-counter prices.

     Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Portfolio if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

     Generally, the valuation of equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange
(NYSE).

     The values of any such securities held by the Portfolio are determined as of such time for the purpose of computing the Portfolio's net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

                                   PERFORMANCE
                                   -----------

     The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

     Average Annual TOTAL RETURN Before Taxes CALCULATIONS. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value over the period. Average annual returns will be calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period while average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     Total return is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1+T)^n = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

THE HIGHLANDS GROWTH FUND(R):

                                 Period and Average Annual Total Returns

                              1 Year             5 Year            10 Years
                           Period Ended       Period Ended       Period Ended
                         December 31, 2001  December 31, 2001  December 31, 2001
                         -----------------  -----------------  -----------------

Value of Account
   At end of Period          $  866.70          $1,515.47          $2,332.84

Value of Account
   At beginning of Period     1,000.00           1,000.00           1,000.00
                             ---------          ---------          ---------

Base Period Return           $ (133.30)         $  515.47          $1,332.84

Average Total Return           -13.33%              8.67%              8.84%

Values were computed according to the following formulas:

          1 Year:   $1,000 (1 + (..1333))    =  $  866.70
          5 Years:  $1,000 (1 +  ..0867)^5   =  $1,515.47
          10 Years: $1,000 (1 +  ..0884)^10  =  $2,332.84

The Total Return performance data in this hypothetical example represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically, or in a table, graph, or similar illustration.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2001, were:

     1 YEAR (%)          5 YEARS (%)          10 YEARS (%)
     -----------------------------------------------------
       -14.08                6.02                 7.03

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions)
     n    =  number of years
     ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

AVERAGE  ANNUAL  TOTAL  RETURN  AFTER  TAXES ON  DISTRIBUTIONS  AND SALE OF FUND
SHARES.

     Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2001,were:

     1 YEAR (%)          5 YEARS (%)          10 YEARS (%)
     -----------------------------------------------------
       -7.04                6.52                  6.87

The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions and redemptions)
     n    =  number of years
     ATVDR=  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

     NET ASSET VALUE. Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted net asset values are not adjusted for sales charges, if any.

     MOVING AVERAGES. The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

     HISTORICAL FUND RESULTS. The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Meeder Advisor Funds or Flex-funds funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     In advertising materials, the Trust may reference or discuss its products and services, which may include: other Meeder Advisor Funds or Flex-funds funds; retirement investing; the effects of periodic investment plans and dollar; cost averaging; saving for college; and charitable giving. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Fund may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Meeder Advisor Funds and Flex-funds shareholders.

     VOLATILITY. The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     MOMENTUM INDICATORS indicate the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period.

     The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax deferred investment would have an after tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2002: New Year's Day, Martin Luther King Day (observed), Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     The Fund's net asset value is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     Shareholders of the Fund will be able to exchange their shares for shares of any mutual fund that is a series of The Flex-funds (each a "Flex-funds' Fund"). No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege and prospectuses for each of The Flex-funds' funds are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and the Fund has the right to reject any exchange application relating to such Fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the Fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     Any redemptions in kind made by the Fund will be of readily marketable securities.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended).

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                             DISTRIBUTIONS AND TAXES
                             -----------------------

     DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, Subadviser and Sector Advisers may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     DIVIDENDS. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term   capital  gains   distributed   by  the  Fund  are  taxable  to
shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     TAX STATUS OF THE FUND. The Trust files federal income tax returns for the Fund. The Fund is treated as a separate entity from the other funds of The Flex-funds Trust for federal income tax purposes.

     The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year, as well as on a fiscal year basis. The Fund intends to comply with other tax rules applicable to regulated investment companies. The Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Trust qualified as a "regulated investment company" for each of the last fifteen fiscal years.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.

     Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has an Investment Advisory Contract with, the Portfolio.

     Pursuant to the Investment Advisory Contract with the Portfolio, the Manager, subject to the supervision of the Portfolio's Board of Trustees and in conformity with the stated objective and policies of the Portfolio, has general oversight responsibility for the investment operations of the Portfolio. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolio. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by U.S. Bank, N.A., the Portfolio's custodian and Mutual Funds Service Co., the Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Contract and the Manager is free to, and does, render management services for others.

     The Manager invests the Portfolio's liquidity reserves and may invest the Portfolio's assets in financial futures contracts and related options.

     The Investment Advisory Contract for the Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities that are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, each fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from Meeder Asset Management, Inc., Sector Capital Management, L.L.C. or any of the Sector Advisers; association dues; the cost of printing and mailing confirmations, prospectuses proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of the Fund's distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The expenses of the Portfolio include the compensation of the Trustees who are not affiliated with the Manager, Subadviser or Sector Advisers; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, and any transfer agent or accountant of the Portfolio; insurance premiums and other miscellaneous expenses.

     Expenses of the Portfolio also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions, fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager, Subadviser and Sector Advisers under the investment advisory contracts and other miscellaneous expenses.

     The Board of Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments, at the rate of 1% of the first $50 million, 0.75% of the next $50 million, and 0.60% in excess of $100 million, of the Portfolio's average net assets. The Manager will receive 70% and the Subadviser 30% of the fee payable with respect to the net assets of the Portfolio upon effectiveness of the subadvisory arrangement; then the Manager will receive 30% and the Subadviser 70% of the fee attributable to any additional net assets of the Portfolio up to an amount of net assets equal to the net assets upon effectiveness of the subadvisory arrangement, then the Manager and the Subadviser will share equally the fee attributable to any additional net assets of the Portfolio up to $50 million of the net assets. With respect to net assets of more than $50 million and less than $100 million, the applicable fees of 0.75% will be shared such that the Manager would receive 0.35% and the Subadviser 0.40%. For net assets of $100 million and more, the applicable 0.60% fee will be shared such that the Manager will receive 0.25% and the Subadviser 0.35%. For the year ending December 31, 2001, the Growth Stock Portfolio paid fees to the Manager totaling $470,064 ($613,585 in 2000; $570,139 in 1999).

     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Vice President and Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer; Michael J. Sullivan, Vice President of Sales and Marketing, and Wesley F. Hoag, Vice President and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and each Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and each Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and each Portfolio. -

                              INVESTMENT SUBADVISER
                              ---------------------

     Sector Capital Management L.L.C. serves as the Portfolio's subadviser. The Subadviser is a Georgia limited liability company. William L. Gurner and John K. Donaldson control the Subadviser. Messrs. Gurner and Donaldson are Managers and Members of the Subadviser. The Subadviser's officers are as set forth as follows: William L. Gurner, President and Administrator; George S. Kirk, Director, Sales and Marketing; and Kenneth L. Riffle, Director, Client Relations. The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Portfolio. The Portfolio and the Manager have entered into an Investment Subadvisory Agreement with the Subadviser which, in turn, has entered into a investment sub-subadvisory agreement with each of the Sector Advisers selected for the Portfolio. Under the Investment Subadvisory Agreement, the Subadviser is required to (i) supervise the general management and investment of the assets and securities portfolio of the Portfolio; (ii) provide overall investment programs and strategies for the Portfolio and (iii) select Sector Advisers for the Portfolio, except as otherwise provided, and allocate the Portfolio's assets among such Sector Advisers. The Subadviser is obligated to keep certain books and records of the Portfolio. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager pays the Subadviser an investment advisory fee in an amount described above under "Investment Adviser and Manager."

     The Subadviser may invest the Portfolio's assets in financial futures contracts and related options.

     The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Portfolio, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated by the Manager without penalty to the Fund or the Portfolio by the Manager, the Trustees of the Portfolio or by the vote of a majority of the outstanding voting securities of the Portfolio upon not less than 30 days written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Board of Trustees of the Portfolio, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the shareholders of the Portfolio.

                           INVESTMENT SUB-SUBADVISERS
                           --------------------------

     Except as otherwise described above under "Investment Adviser and Manager" and "Investment Subadviser", the assets of the Portfolio are managed by asset managers (each a "Sector Manager" and collectively, the "Sector Managers") selected by the Subadviser, subject to the review and approval of the Trustees of the Portfolio. The Subadviser recommends, to the Trustees of the Portfolio, Sector Advisers for each industry sector based upon its continuing quantitative and qualitative evaluation of the Sector Advisers' skills in managing assets pursuant to specific investment styles and strategies. The Portfolio has received an exemptive order from the SEC permitting the Subadviser, subject to certain conditions, to enter into sub-subadvisory agreements with Sector Advisers approved by the Trustees of the Portfolio, but without the requirement of shareholder approval. At a meeting held on December 20, 1996, the shareholders of the Portfolio approved the operation of the Portfolio in this manner. Pursuant to the terms of the SEC's exemptive order, the Subadviser is able, subject to the approval of the Trustees of the Portfolio, but without shareholder approval, to employ new Sector Advisers for the Portfolio. Although shareholder approval is not required for the termination of sub-subadvisory agreements, shareholders of the Portfolio will continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

     Except as otherwise provided above under "Investment Adviser and Manager" and "Investment Subadviser," the assets of the Portfolio are allocated by the Subadviser among the Sector Advisers selected for the Portfolio. Each Sector Adviser has discretion, subject to oversight by the Trustees and the Subadviser, to purchase and sell portfolio assets, consistent with the Portfolio's investment objectives, policies and restrictions. For its services, the Subadviser receives a management fee from the Manager. A part of the fee paid to the Subadviser is used by the Subadviser to pay the advisory fees of the Sector Advisers. Each Sector Adviser is paid a fee for its investment advisory services that is computed daily and paid monthly based on the value of the average net assets of the Portfolio assigned by the Subadviser to the Sector Adviser at an annual rate equal to 0.25%.

     Investors should be aware that the Subadviser may be subject to a conflict of interest when making decisions regarding the retention and compensation of particular Sector Advisers. However, the Subadviser's decisions regarding the selection of Sector Advisers and specific amount of the compensation to be paid to Sector Advisers, are subject to review and approval by a majority of the Board of Trustees of the Growth Stock Portfolio.

     Although the Subadviser and the Sector Advisers' activities are subject to general oversight by the Board of Trustees and the officers of the Growth Stock Portfolio, neither the Board nor the officers evaluate the investment merits of any Sector Adviser's individual security selections. The Board of Trustees will review regularly the Growth Stock Portfolio's performance compared to the applicable indices and also will review the Growth Stock Portfolio's compliance with its investment objectives and policies.

     The Investment Sub-subadvisory Agreements provide that the Sector Advisers will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Portfolio, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Sub-subadvisory Agreements provide that they will terminate automatically if assigned, and that they may be terminated without penalty to the Fund or the Portfolio by the Subadviser, the Trustees of the Portfolio or by the vote of a majority of the outstanding voting securities of the Portfolio upon not less than 15 days written notice. The Investment Sub-subadvisory Agreements will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Sub-subadvisory Agreements were approved by the Board of Trustees of the Portfolio, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the shareholders of the Portfolio.

     A Sector Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts unrelated in any manner to the Portfolio or its affiliates. The investment subadvisory agreements among the Sector Advisers, the Portfolio and the Subadviser require fair and equitable treatment to the Portfolio in the selection of the Portfolio investments and the allocation of investment opportunities, but does not obligate the Sector Advisers to give the Portfolio exclusive or preferential treatment.

     Although the Sector Advisers make investment decisions for the Portfolio independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When the Portfolio and another client of a Sector Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to amount between the Portfolio and the other client(s). In specific cases, this system could have detrimental effect on the price or volume of the security to be purchased or sold, as far as the Portfolio is concerned. However, the Trustees of the Portfolio believe, over time, that coordination and the ability to participate in volume transactions should be to the benefit of the Portfolio.

     Listed below are the Sector Advisers selected by the Subadviser to invest certain of the Portfolio's assets:

     MILLER/HOWARD INVESTMENTS, INC. serves as sector adviser to the transportation sector of the Growth Stock Portfolio. Miller/Howard is a registered investment adviser that has been providing investment services to broker-dealers, investment advisers, employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1984. As of December 31, 2001, Miller/Howard managed approximately $357 million in assets. Lowell G. Miller, President and CIO of Miller/Howard, controls Miller\Howard through stock ownership. Mr. Miller is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Miller/Howard. Mr. Miller has been associated with Miller/Howard since 1984. Miller/Howard is also the subadviser to the Utilities Stock Portfolio, a corresponding portfolio to The Flex-funds' Total Return Utilities Fund and the Meeder Advisor Funds' Utility Growth Fund. Miller/Howard's principal executive offices are located at 324 Upper Byrdcliffe Road, Post Office Box 549, Woodstock, New York 12498.

     W. H. REAVES & COMPANY, INC. serves as sector adviser to the utilities sector of the Growth Stock Portfolio. Reaves is a registered investment adviser that has been providing investment services to employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1977. As of December 31, 2001, Reaves managed approximately $1.2 billion in assets. William
H. Reaves, President and Chief Investment Officer, and Mark D. Luftig, Executive Vice President, are the portfolio managers primarily responsible for the day-to-day management of the assets of the Portfolio allocated to Reaves. Mr. Reaves, the founder of W. H. Reaves & Company, Inc., has over 50 years of investment experience and serves as portfolio manager and utility analyst. Mr. Luftig, with over 30 years of investment experience, has been with Reaves since 1995 and serves as portfolio manager and utility analyst. Reaves' principal executive offices are located at 10 Exchange Place, 18th Floor, Jersey City, New Jersey 07302.

     BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. serves as sector adviser to the consumer durable and non-durable sectors of the Growth Stock Portfolio. Barrow is a registered investment adviser that has been providing investment services to banks; investment companies; pension and profit sharing plans; charitable organizations and corporations since 1979. As of December 31, 2001, Barrow managed approximately $28.6 billion in assets. Jane Gilday, CFA, is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Barrow.

From 1993 to 1998, Ms. Gilday worked as a securities analyst at Hancock Institutional Equity Services and Advest Inc. Ms. Gilday has been associated with Barrow since 1998. Barrow's principal executive offices are located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204-2429.

     THE MITCHELL GROUP, INC. serves as sector adviser to the energy sector of the Growth Stock Portfolio. The Mitchell Group is a registered investment adviser that has been providing investment services to individuals; banks; investment companies; pension and profit sharing plans; charitable organizations, corporations and other institutions since 1989. As of December 31, 2001, The Mitchell Group held discretionary investment authority over approximately $404 million in assets. Rodney Mitchell, President, Chief Executive Officer, and Chief Financial Officer of The Mitchell Group, owns more than 10% of the outstanding voting securities of The Mitchell Group. Mr. Mitchell is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to The Mitchell Group. Mr. Mitchell has been associated with The Mitchell Group since 1989. The Mitchell Group's principal executive offices are located at 1100 Louisiana, #4810, Houston, Texas 77002.

     ASHLAND MANAGEMENT INCORPORATED serves as sector adviser to the goods and services sector of the Growth Stock Portfolio. Ashland is a registered investment adviser that has been providing investment services to individuals, pension and profit sharing plans, charitable organizations, corporations and other institutions since 1975. As of December 31, 2001, Ashland managed approximately $2 billion in assets. Charles C. Hickox, Chairman of the Board and Chief Executive Officer, and Parry v.S. Jones, President and Chief Operating Officer, each owns more than 10% of the outstanding voting securities of Ashland. Terence J. McLaughlin, Chief Investment Officer of Ashland, and Deborah
C. Ohl, a Vice President and Portfolio Manager, are the portfolio managers primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Ashland. Mr. McLaughlin has been associated with Ashland since 1984. Ms. Ohl has been employed by Ashland since August 1992 and has served as a Portfolio Manager for Ashland since 1993. Ashland's principal executive offices are located at One Battery Park Plaza, New York, New York 10004.

     MATRIX ASSET ADVISORS, INC. serves as sector adviser to the financial sector of the Growth Stock Portfolio. Matrix is a registered investment adviser that has provided investment management services to individuals, pension and profit sharing plans, trusts, charitable organizations and corporations since 1986. As of December 31, 2001, the firm managed approximately $763 million in assets. David A. Katz is the portfolio manager primarily responsible for the day to day management of those assets of the Growth Stock Portfolio allocated to Matrix. Mr. Katz, a co-founder of Matrix, is the President of the firm and has served as its Chief Investment Officer since the firm's inception. Matrix's executive offices are located at 747 Third Avenue, 31st Floor, New York, New York 10017.

     DRESDNER RCM GLOBAL INVESTORS LLC. (formerly RCM Capital Management, L.L.C.) serves as sector adviser to the technology sector of the Growth Stock Portfolio. Dresdner RCM is a registered investment adviser that provides investment services to institutional and individual clients and registered investment companies. Dresdner RCM was established in April 1996 as the successor to the business and operations of RCM Capital Management, a California Limited Partnership that, with its predecessors, has been in operation since 1970. As of December 31, 2001, Dresdner RCM had approximately $40.5 billion under management and advice in San Francisco and an additional $21.8 billion by affiliates in London, Hong Kong, and San Diego. Walter C. Price and Huachen Chen, each Managing Directors of Dresdner RCM, are the portfolio managers primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Dresdner RCM. Messrs. Price and Chen have managed equity portfolios on behalf of Dresdner RCM since 1985. Dresdner RCM's principal executive offices are located at Four Embarcadero Center, San Francisco, CA 94111.

     ALLIANCE CAPITAL MANAGEMENT L.P. serves as sector adviser to the health sector of the Growth Stock Portfolio. Alliance, a registered investment adviser, is an international investment manager supervising client accounts with assets as of December 31, 2001 totaling approximately $455 billion. Alliance provides investment services primarily to corporate employee benefit funds, public employee retirement systems, investment companies, foundations, and endowment funds. The general partner of Alliance, Alliance Capital Management Corporation, is an indirect subsidiary of, and is controlled by, AXA, a French insurance holding company. Alliance Capital conducts no other business. Raphael L. Edelman, Senior Vice President of Alliance, is the portfolio manager primarily responsible for the day-to-day management of those assets of the Growth Stock Portfolio allocated to Alliance. Mr. Edelman, who has seventeen years of investment experience, joined Alliance's research department in 1986 as an analyst after working two years as a manager in Alliance's mutual fund division. Alliance's principal executive offices are located at 1345 Avenue of the Americas, New York, NY 10105.

                                DISTRIBUTION PLAN
                                -----------------

     Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Fund may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity which is primarily intended to result in the sale of Fund shares.

     The Distribution Plan permits, among other things, payment for distribution in the form of commissions and fees, advertising the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, and service organizations. Another class of recipients is banks. Currently, The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. Since the only function of banks who may be engaged as participating organizations, is to perform administrative and shareholder servicing functions, the Fund believes that such laws should not preclude banks from acting as participating organizations; however, future changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or a part of its shareholder service activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder being serviced by such bank might no longer be able to avail himself, or itself, of any automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     The Fund may expend as much as, but not more than, .20% of its average net assets annually pursuant to the Plan. A report of the amounts so expended by the Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of voting on the Plan.

     The Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Fund's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, upon not more than 60 days written notice to the service organization, or by the vote of the holders of a majority of the Fund's shares, or, upon 15 days notice, by a party to a service agreement.

     The Plan was approved by the Trust's Board of Trustees who made a determination that there is a reasonable likelihood that the Plan will benefit the Fund. The Plan was approved by shareholders and it will continue in effect only if approved at least annually by the Board of Trustees. Although the objective of the Trust is to pay Consultants for a portion of the expenses they incur, and to provide them with some incentive to be of assistance to the Trust and its shareholders, no effort has been made to determine the actual expenses incurred by Consultants. If any Consultant's expenses are in excess of what the Trust pays, such excess will not be paid by the Trust. Conversely, if the Consultant's expenses are less than what the Trust pays, the Consultant is not obligated to refund the excess, and this excess could represent a profit for the Consultant.

     The Trust has entered into an agreement with Walter L. Ogle whereby Mr. Ogle is paid for his assistance in explaining and interpreting the Funds, their investment objectives and policies, and the Trust's retirement plans to clients. See "Compensation Table" for more information.

     Total payments made by the Fund to parties with service agreements for the year ended December 31, 2000 amounted to $35,623. In addition, expenditures were approved by the Board of Trustees in the amount of $8,938 for the printing and mailing of prospectuses, periodic reports and other sales materials to prospective investors; $9,165 for advertising, $6,458 for the services of public relations and marketing consultants; and $1,852 for the cost of special telephone service to encourage the sale of Fund shares.

                              TRUSTEES AND OFFICERS
                              ---------------------

     The Trust and the Portfolio are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds, the Meeder Advisor Funds and the corresponding portfolios of the Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex, or the Fund Manager, are indicated by an asterisk (*).

"Non-Interested" Trustees
-----------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                         Year First                                 Portfolios
                                         Elected A                                  in Fund       Other
                                         Director of                                Complex       Directorships
                                         Fund           Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Complex1       During Past Five Years      Trustee       Trustee2
---------------------    -------------   --------       ----------------------      -------       --------
-----------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         22            None
73                       -------                        practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           each Fund's Audit
Worthington, OH  43235                                  Committee.

-----------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 61   Trustee         1994           Professor of Marketing      22            Airnet
Blackwell Associates,    -------                        and Consumer Behavior,                    Systems,
Inc.                                                    The Ohio State                            Anthony &
3380 Tremont Road                                       University; President of                  Sylvan,
Columbus, OH  43221                                     Blackwell Associates,                     Applied
                                                        Inc., a strategic                         Industrial
                                                        consulting firm.                          Technologies,
                                                                                                  Diamond Hill,
                                                                                                  Intimate
                                                                                                  Brands, Max &
                                                                                                  Erma's

-----------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 64       Trustee         1984           Retired; formerly           22            Southtrust
500 Ocean Drive          -------                        Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group.

-----------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston          22            None
59                       -------                        Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser.

-----------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 71      Trustee         1982, 1998     Retired; formerly           22            None
8781 Dunsinane Drive     -------                        Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).

-----------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 40  Trustee         1998           Designer, Nicklaus          22            None
11780 U.S. Highway #1    -------                        Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.

-----------------------------------------------------------------------------------------------------------------

                                       38

"Interested" Trustees3,4
-----------------------------------------------------------------------------------------------------------------

                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Director                                   in Fund
                                         and/or                                     Complex       Other
                                         Officer of     Principal Occupation(s)     Overseen by   Directorships
Name, Address and Age    Position Held   the Fund1      During Past Five Years      Trustee       Held by Trustee
---------------------    -------------   ---------      ----------------------      -------       ---------------
-----------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset    22            Uniglobe
SR.*+, 73                President                      Management, Inc., an                      Travel
                                                        investment adviser;                       (U.S.A.),
                                                        Chairman and Director of                  L.L.C.
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer
                                                        agent; Director of
                                                        Adviser Dealer Services,
                                                        Inc., the Fund's
                                                        Distributor.
-----------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee and     1992           President of Meeder Asset   22            None
JR.*, 40                 Vice President                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------

Other Officers4
--------------------------------------------------------------------------------

                                         Year First
                                         Elected an
                                         Officer of    Principal Occupation(s)
Name, Address and Age    Position Held   the Fund1     During Past Five Years
---------------------    -------------   ---------     ----------------------
--------------------------------------------------------------------------------

DONALD F. MEEDER*+, 63   Assistant       1982          Assistant Secretary and
                         Secretary                     Vice President of Meeder
                                                       Asset Management, Inc.;
                                                       Assistant Secretary of
                                                       Mutual Funds Service Co.,
                                                       the Fund's transfer
                                                       agent; Secretary of
                                                       Adviser Dealer Services,
                                                       Inc.

--------------------------------------------------------------------------------
WESLEY F. HOAG*+, 45     Vice            1994          Vice President, Secretary
                         President and                 and General Counsel of
                         Secretary                     Meeder Asset Management,
                                                       Inc. and Mutual Funds
                                                       Service Co. (since July
                                                       1993), Secretary of
                                                       Adviser Dealer Services,
                                                       Inc.; Attorney, Porter,
                                                       Wright, Morris & Arthur,
                                                       a law firm (October 1984
                                                       to June 1993).

--------------------------------------------------------------------------------

BRUCE E. MCKIBBEN*+, 32  Treasurer       1999          Treasurer and Manager/
                                                       Fund Accounting and
                                                       Financial Reporting,
                                                       Mutual Funds Service Co.,
                                                       the Funds' transfer agent
                                                       (since April 1997);
                                                       Assistant Treasurer and
                                                       Manager/Fund Accounting,
                                                       The Ohio Company, a
                                                       broker-dealer (April 1991
                                                       to April 1997).
--------------------------------------------------------------------------------

1 Directors and Officers of the Fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolios. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolios. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the Advisor of the Portfolios. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the Advisor of the Portfolios.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------
                                                         Aggregate Dollar Range1
                                                         of Shares Owned in All
                                                         Funds Within The Fund
                                Dollar Range of Fund     Complex Overseen by
Name of Director                Shares Owned1            Trustee
--------------------------------------------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew            $0                       Over $100,000
--------------------------------------------------------------------------------

Roger D. Blackwell               $10,001 - $50,000        Over $100,000
--------------------------------------------------------------------------------

Walter L. Ogle                   $10,001 - $50,000        Over $100,000
--------------------------------------------------------------------------------

Charles A. Donabedian            $10,001 -$50,000         $50,001-$100,000
--------------------------------------------------------------------------------

James W. Didion                  $0                       $1 - $10,000
--------------------------------------------------------------------------------

Jack W. Nicklaus II              $10,001 - $50,000        $10,000 - $50,000
--------------------------------------------------------------------------------

"Interested"  Trustees

Robert S. Meeder, Sr.            Over $100,000            Over $100,000
--------------------------------------------------------------------------------

Robert S. Meeder, Jr.            $10,001 - $50,000        Over $100,000
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

     The following table shows the compensation paid by the Portfolios and the Fund Complex as a whole to the Trustees of the Portfolios and the Fund Complex during the fiscal year ended December 31, 2001.

                               COMPENSATION TABLE

                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
                              from the         Portfolio        Benefits Upon    Paid to
Trustee                       Portfolio1       Expense          Retirement       Trustee1,2
-------                       ----------       -------          ----------       ----------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         $2,590           None             None             $14,642

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $2,590           None             None             $14,6423

Philip A. Voelker             None             None             None             None

Roger A. Blackwell            $2,419           None             None             $13,642

Charles A. Donabedian         $2,590           None             None             $14,642

James Didion                  $2,419           None             None             $13,642

Jack W. Nicklaus II           $2,419           None             None             $13,642

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2001, participating non-interested Trustees accrued deferred compensation from the Portfolios as follows: Milton S. Bartholomew - $2,590; Roger A. Blackwell - $2,419, Charles A. Donabedian - $2,590, Jack W. Nicklaus II - $2,419and Walter
L. Ogle - $2,590.

2 The Fund Complex consists of 22 investment companies.

3 The Trust has entered into an agreement with Walter L. Ogle whereby Mr. Ogle is paid for his assistance in explaining and interpreting the Funds, their investment objectives and policies, and the Trust's retirement plans to clients. Mr. Ogle's compensation figure includes $paid out by the Trust pursuant to this agreement.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the seven Portfolios. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For the other six Portfolios, including the Portfolio, each Trustee is paid a fee of 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Members of the Audit and Strategic Planning Committees for each of the Meeder Advisor Funds and The Flex-funds Trusts, and the Portfolios are paid $500 for each Committee meeting attended. Trustees fees for the Portfolio totaled $15,027 for the year ended December 31, 2001 ($18,635 in 2000). All other officers and Trustees serve without compensation from the Trust.

BOARD COMMITTEES

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6000 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2001, the Audit Committee and the Nominating Committee each met two times.

     During the past fiscal year, the Trustees considered and approved the renewal of the Portfolio's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolio and the Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of the Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided the Fund;

     o    the investment performance of the Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Manager in the daily management of each Portfolio;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars received by the Manager from Portfolio trades;

     o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of the Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolio and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolio and Fund.

     The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of the Portfolio and Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Fund and the Portfolio own, in the aggregate, less than 1% of the Fund's total outstanding shares.

     The Trust, the Portfolio, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolio. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolio also restricts personal investing practices of trustees of the Trust and the

Portfolio who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolio in which the Fund invests.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER
              ----------------------------------------------------

     Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides accounting, administrative, stock transfer, dividend disbursing, and shareholder services to the Fund and the Portfolio. The minimum annual fee for accounting services for the Portfolio is $7,500. Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. Subject to a $4,000 annual minimum fee, the Fund will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of .05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio.

     For the year ended December 31, 2001, total payments to Mutual Funds Service Co. by the Fund and the Portfolio amounted to $63,906 and $38,477, respectively.

     ADDITIONAL INFORMATION

     CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Portfolio. The custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Portfolio or in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     AUDITORS. KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio 43215, serves as the Trust's independent auditors. The auditors audit financial statements for the Fund and provide other assurance, tax, and related services.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------

     As of March 31, 2002, no persons owned 5% or more of the Fund's outstanding shares of beneficial interest.

                              FINANCIAL STATEMENTS
                              --------------------

     The financial statements and independent aditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2001. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                 THE FLEX-FUNDS
                               6000 Memorial Drive
                               Dublin, Ohio 43017

         Statement of Additional Information Dated April 30, 2002

This Statement of Additional Information pertains to the following Funds of The Flex-funds: The Dynamic Growth Fund and The Aggressive Growth Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Funds dated April 30, 2002. A copy of the Prospectus may be obtained from The Flex-funds, at the above address, or by calling: 1-800-325-FLEX, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
     Description of the Trust                                                  2
     Investment Policies and Related Matters                                   5
     Investment Restrictions                                                  20
     Portfolio Turnover                                                       22
     Purchase and Sale of Portfolio Securities                                22
     Valuation of Portfolio Securities                                        24
     Calculation of Average Annual Total Return
       Before Taxes                                                           25
     Calculation of Average Annual Total Return
       After Taxes on Distributions
     Calculation of Average Annual Total Return

       After Taxes on Distributions and Sale of Fund Shares
     Comparative Performance Information                                      25
     Additional Purchase and Redemption Information                           25
     Investment Adviser and Manager                                           27
     Officers and Trustees                                                    29
     Distribution Plans                                                       33
     Distributions and Taxes                                                  35
     Other Services                                                           41
     Principal Holders of Outstanding Shares                                  42
     Financial Statements                                                     44

     Investment Adviser                                           Transfer Agent
     ------------------                                           --------------
     Meeder Asset Management, Inc.                      Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST

     BACKGROUND. The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has no investment adviser because the Trust seeks to achieve the investment objective of each Fund by investing each Fund's assets in its corresponding Portfolio. The Growth Fund invests all of its assets in the Growth Portfolio and The Aggressive Growth Fund invests all of its assets in the Aggressive Growth Portfolio. Each Portfolio has retained the services of Meeder Asset Management, Inc. (formerly known as R. Meeder & Associates, Inc.) as investment adviser.

     INVESTMENT STRUCTURE. Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objectives by investing all of its assets in a corresponding
Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in a Portfolio is available by contacting the Trust by calling: 1-800-325-FLEX, or (614) 760-2159.

     Each Portfolio, in which all the assets of a corresponding Fund will be invested, is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that a Fund and other entities investing in that Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and that Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw a Fund's interest in a Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

     The Trust may withdraw the investment of a Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as that Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to that Fund's corresponding Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to each Fund and constitute the underlying assets of the Funds. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to each Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     As stated in "Investment Policies and Related Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of a Portfolio, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Officers and Trustees."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                  INVESTMENT POLICIES AND RELATED MATTERS

     GENERAL. As described in the Prospectus and herein, the Trust seeks to achieve the investment objective of each Fund by investing all of its investable assets in a corresponding Portfolio having the same investment objective, policies and restrictions as that Fund. Since the investment characteristics of the Funds correspond directly to those of each Fund's respective Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolios.

     The investment policies set forth below in this section represent the Portfolios' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Portfolios without shareholder approval.

     The Manager selects underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted). The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings.

     The Manager typically selects underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Portfolio may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

     A Portfolio may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of each Portfolio. The underlying funds in which a Portfolio invests may, but need not, have the same investment policies as the Portfolio.

     The Portfolios will not invest in other funds of the Meeder Advisor Funds family of funds or The Flex-funds family of funds, the corresponding portfolios of which are also managed by the Manager.

     Under normal circumstances, at least 65% of the value of a Portfolio's total assets will be invested in mutual funds. A Portfolio may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of a Portfolio's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, a Portfolio should have exposure to certain stock indices and the Portfolio can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Portfolio itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Portfolios will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     Each Portfolio has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Portfolio's outstanding shares. These restrictions are described elsewhere in this Statement of Additional Information.

     OPEN-END INVESTMENT COMPANIES. The Portfolios and their underlying funds may invest their assets in open-end investment companies. Any investment in a mutual fund involves risk, and although the Portfolios may invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolios in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not be present in a direct investment in the underlying funds. See "Distributions and Taxes."

     The Portfolios will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolios may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Portfolios.

     Absent an exemptive order, a Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Portfolios, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, a Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by a Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases the Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     CLOSED-END INVESTMENT COMPANIES. The Portfolios or their underlying funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Portfolios, together with any company or companies controlled by the Portfolios, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses a Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. A Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Portfolio purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

     A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

     Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

     COMMON STOCKS. A Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Generally, investments in common stocks will not exceed 25% of a Portfolio's net assets.

     INDEX-BASED INVESTMENTS. The Portfolios and their underlying funds may invest their assets in index-based investments (IBIs), including, among others, Standard & Poor's Depositary Receipts (SPDRs) and DIAMONDS. IBIs are shares of publicly traded Unit Investment Trusts - investment vehicles registered with the Securities and Exchange Commission under the Investment Company Act of 1940 - which own the stocks in the relevant index.

     SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks of the S&P 500 Index. SPDRs are listed on the Exchange and may be traded in the secondary market on a per-SPDR basis. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component of common stocks of the S&P 500 Index.

     DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average. DIAMONDS are listed on the

Exchange and may be traded in the secondary market on a per-DIAMOND basis. DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Dow Jones Industrial Average.

     IBIs are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. A Portfolio's investment in an IBI may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond. Additionally, an IBI may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the IBI and the index with respect to the weighting of securities. IBIs are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     MONEY MARKET INSTRUMENTS. A Portfolio or an underlying fund may invest in money market instruments. When investing in money market instruments, a Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Portfolio invest more than 10% of its assets in time deposits.

     High Quality Commercial Paper - A Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolios. A Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     Repurchase Agreements - See "Repurchase Agreements" below.

     The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Portfolio.

Ratings
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See "Repurchase Agreements" below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     FOREIGN INVESTMENTS. The Portfolios may invest their assets in underlying funds that hold foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Portfolios may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American  Depositary  Receipts and European  Depositary  Receipts (ADRs and
EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     ILLIQUID INVESTMENTS. The Portfolios and their underlying funds may invest their assets in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Portfolio's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include shares in excess of 1% of a mutual fund's outstanding securities, repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES. The Portfolios and their underlying funds may invest their assets in restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REPURCHASE AGREEMENTS. The Portfolios and their underlying funds may invest their assets in repurchase agreements. In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

     HEDGING STRATEGIES. Each Portfolio may engage in hedging transactions in carrying out its investment policies. The Manager may conduct a hedging program on behalf of a Portfolio for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Fund while the manager is making a change in the Fund's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as the Funds. All futures transactions for a Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever a Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, a Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by a Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     The above limitations on a Portfolio's investments in futures contracts and options, and each Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

     Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

     A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

     When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     A Portfolio may write only "covered" call options. An option written on a security or currency is "covered" when, so long as the Portfolio is obligated under the option, it owns the underlying security or currency. A Portfolio will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Subadviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Portfolio would be required to pay were the option exercised.

     COMBINED POSITIONS. A Portfolio may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     SHORT SALES. A Portfolio may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Adviser anticipates a decline in the price of a stock the Portfolio holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. Each Portfolio currently intends to hedge no more than 25% of its total assets with short sales "against the box" on equity securities under normal circumstances.

     When a Portfolio enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

          INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Voters). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders.

     Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objective or objectives as such Fund, no Fund or Portfolio may:

     (a)  Issue senior securities;

     (b)  Act as underwriter of securities of other issuers;

     (c)  Invest in real estate except for office purposes;

     (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (e) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation if an exemptive order is obtained permitting the Portfolio to exceed this limitation;

     (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (i) Purchase or retain any securities of an issuer, any of whose officers directors or security holders is an officer or director of the Trust or a Portfolio, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

     (j) Invest in securities of companies that have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

     (k) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

     (l) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted; and

     (m) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days.

     Each of the Trust's and the Portfolios' operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral Leases or programs; and (c) Purchase real estate Limited partnerships.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate for the fiscal year ended December 31, 2001 was 131% in the Growth Portfolio and 127% in the Aggressive Growth Portfolio. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio.

                    PURCHASE AND SALE OF PORTFOLIO SECURITIES

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio or Fund expenses.

     Each Portfolio may execute portfolio transactions with broker-dealers that provide research and execution services to the Portfolio or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Portfolio may be useful to the Manager in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Portfolio to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Flex-funds funds or Meeder Advisor funds to the extent permitted by law.

     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward payment of the Portfolio or the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Portfolio periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolios and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

     From time to time, the Trustees of each Portfolio will review whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of each Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although each Portfolio has substantially the same Trustees and officers, investment decisions for each Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Portfolios or accounts. Simultaneous transactions are inevitable when several Portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Portfolio.

     When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Portfolio Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Portfolios is concerned. In other cases, however, the ability of a Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees of each Portfolio that the desirability of retaining the Manager as investment adviser to each Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES

     Normally, the assets of each Fund consist primarily of underlying mutual funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying mutual fund.

     Securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) having maturities of 60 days or less are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees.

     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

     From time to time The Growth Fund and The Aggressive Growth Fund may advertise their period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Fund will vary depending upon interest rates, the current market value of the securities held by the Fund's corresponding Portfolio, and changes in the Fund's expenses.

     When applicable, depending on the Fund, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Funds will assume a hypothetical investment of $1,000 at the beginning of each period.

     It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1+T)^n = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

     The average annual total returns before taxes for the indicated periods ended December 31, 2001 were:

                                                SINCE INCEPTION (%)
                                 1 YEAR (%)           2/29/00
                                 --------------------------------
The Dynamic Growth Fund            -13.47             -14.61
The Aggressive Growth Fund         -17.04             -20.68

     Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     Each  Fund's  sales  literature  and  advertising  commonly  refer  to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2001, were:

                                                SINCE INCEPTION (%)
                                 1 YEAR (%)           2/29/00
                                 --------------------------------
The Dynamic Growth Fund            -13.48             -14.89
The Aggressive Growth Fund         -17.04             -20.72

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions)
     n    =  number of years
     ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES.

     Average annual total return after taxes on distributions and sale of a fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of a fund's shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     Each Fund's sales literature and advertising commonly refer to this calculation as a Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2001,were:

                                                SINCE INCEPTION (%)
                                 1 YEAR (%)           2/29/00
                                 --------------------------------
The Dynamic Growth Fund             -8.21              -11.65
The Aggressive Growth Fund         -10.38              -16.22

The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions and redemptions)
     n    =  number of years
     ATVDR=  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

     COMPARATIVE PERFORMANCE INFORMATION may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report, other publications, various indices, or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2002: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     Each Fund's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     Shareholders of each Fund will be able to exchange their shares for shares of any mutual fund that is a series of The Flex-funds (each a "Flex-funds Fund"). No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege and prospectuses for each of the Flex-funds Funds are available from the Funds' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and each Fund has the right to reject any exchange application relating to such Fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     REDEMPTIONS IN KIND. The Flex-funds has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Funds' Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of a Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 which amount is not necessarily recommended).

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

          INVESTMENT ADVISER AND MANAGER

     Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. (the "Manager") is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Portfolio.

     Pursuant to the terms of each Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of each Portfolio's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Portfolio business, other than accounting services and services that are provided by each Portfolio's custodian, transfer agent, independent accountants, and legal counsel.

     The Investment Advisory Contract for each Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities that are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from Meeder Asset Management; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the 0.25% limitation of each Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The respective expenses of each Portfolio include the compensation of its respective Trustees who are not affiliated with the Manager; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent, accountant, custodian of the Portfolio; insurance premiums and other miscellaneous expenses.

     Expenses of each Portfolio also include all fees under its Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Advisory Contract and other miscellaneous expense.

     The Board of Trustees of the Trust believes that the aggregate per share expenses of any Fund and its corresponding Portfolio will be less than or approximately equal to the expenses which a Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments as follows. The fee for each Portfolio is based upon the average net assets of the Portfolio and is at the rate of 0.75% of the first $200 million and 0.60% in excess of $200 million of average net assets.

     The Manager has agreed to waive its fees and/or absorb expenses to limit the total annual operating expenses of each Fund to 1.25%. The Manager may terminate this agreement after April 30, 2003.

     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc. ("MFI"), a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. MFI conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer; Michael J. Sullivan, Vice President of Sales and Marketing, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a

Trustee of the Trust and each Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and each Portfolio. Each of Messrs. Donald F. Meederand Wesley F. Hoag is an officer of the Trust and each Portfolio.

     The Manager may use its resources to pay expenses associated with the sale of each Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund's shares. However, the Funds do not pay the Manager any separate fee for this service.

          OFFICERS AND TRUSTEES

     The Board of Trustees oversees the management of the Trust and the Portfolios and elects their officers. The officers are responsible for the funds' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds, Meeder Advisor Funds and the corresponding portfolios of the Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

"Non-Interested" Trustees
-----------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                         Year First                                 Portfolios
                                         Elected A                                  in Fund       Other
                                         Director of                                Complex       Directorships
                                         Fund           Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Complex1       During Past Five Years      Trustee       Trustee2
---------------------    -------------   --------       ----------------------      -------       --------
-----------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         22            None
73                       -------                        practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           each Fund's Audit
Worthington, OH  43235                                  Committee.

-----------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 61   Trustee         1994           Professor of Marketing      22            Airnet
Blackwell Associates,    -------                        and Consumer Behavior,                    Systems,
Inc.                                                    The Ohio State                            Anthony &
3380 Tremont Road                                       University; President of                  Sylvan,
Columbus, OH  43221                                     Blackwell Associates,                     Applied
                                                        Inc., a strategic                         Industrial
                                                        consulting firm.                          Technologies,
                                                                                                  Diamond Hill,
                                                                                                  Intimate
                                                                                                  Brands, Max &
                                                                                                  Erma's

-----------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 64       Trustee         1984           Retired; formerly           22            Southtrust
500 Ocean Drive          -------                        Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group.

-----------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston          22            None
59                       -------                        Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser.

-----------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 71      Trustee         1982, 1998     Retired; formerly           22            None
8781 Dunsinane Drive     -------                        Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).

-----------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 40  Trustee         1998           Designer, Nicklaus          22            None
11780 U.S. Highway #1    -------                        Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.

-----------------------------------------------------------------------------------------------------------------

                                       29

"Interested" Trustees3,4
-----------------------------------------------------------------------------------------------------------------

                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Director                                   in Fund
                                         and/or                                     Complex       Other
                                         Officer of     Principal Occupation(s)     Overseen by   Directorships
Name, Address and Age    Position Held   the Fund1      During Past Five Years      Trustee       Held by Trustee
---------------------    -------------   ---------      ----------------------      -------       ---------------
-----------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset    22            Uniglobe
SR.*+, 73                President                      Management, Inc., an                      Travel
                                                        investment adviser;                       (U.S.A.),
                                                        Chairman and Director of                  L.L.C.
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer
                                                        agent; Director of
                                                        Adviser Dealer Services,
                                                        Inc., the Fund's
                                                        Distributor.
-----------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee and     1992           President of Meeder Asset   22            None
JR.*, 40                 Vice President                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------

Other Officers4
--------------------------------------------------------------------------------

                                         Year First
                                         Elected an
                                         Officer of    Principal Occupation(s)
Name, Address and Age    Position Held   the Fund1     During Past Five Years
---------------------    -------------   ---------     ----------------------
--------------------------------------------------------------------------------

DONALD F. MEEDER*+, 63   Assistant       1982          Assistant Secretary and
                         Secretary                     Vice President of Meeder
                                                       Asset Management, Inc.;
                                                       Assistant Secretary of
                                                       Mutual Funds Service Co.,
                                                       the Fund's transfer
                                                       agent; Secretary of
                                                       Adviser Dealer Services,
                                                       Inc.

--------------------------------------------------------------------------------
WESLEY F. HOAG*+, 45     Vice            1994          Vice President, Secretary
                         President and                 and General Counsel of
                         Secretary                     Meeder Asset Management,
                                                       Inc. and Mutual Funds
                                                       Service Co. (since July
                                                       1993), Secretary of
                                                       Adviser Dealer Services,
                                                       Inc.; Attorney, Porter,
                                                       Wright, Morris & Arthur,
                                                       a law firm (October 1984
                                                       to June 1993).

--------------------------------------------------------------------------------

BRUCE E. MCKIBBEN*+, 32  Treasurer       1999          Treasurer and Manager/
                                                       Fund Accounting and
                                                       Financial Reporting,
                                                       Mutual Funds Service Co.,
                                                       the Funds' transfer agent
                                                       (since April 1997);
                                                       Assistant Treasurer and
                                                       Manager/Fund Accounting,
                                                       The Ohio Company, a
                                                       broker-dealer (April 1991
                                                       to April 1997).
--------------------------------------------------------------------------------

1 Directors and Officers of the Fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolios. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolios. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the Advisor of the Portfolios. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the Advisor of the Portfolios.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------
                                                         Aggregate Dollar Range1
                                                         of Shares Owned in All
                                                         Funds Within The Fund
                                Dollar Range of Fund     Complex Overseen by
Name of Director                Shares Owned1            Trustee
--------------------------------------------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew           $0 in each Fund              Over $100,000
--------------------------------------------------------------------------------

Roger D. Blackwell              $0 in each Fund              Over $100,000
--------------------------------------------------------------------------------

Walter L. Ogle                  The Aggressive Growth
                                Fund - $0
                                The Dynamic Growth Fund -
                                $10,001 - $50,000            Over $100,000
--------------------------------------------------------------------------------

Charles A. Donabedian           $0 in each Fund              $50,001 - $100,000
--------------------------------------------------------------------------------

James W. Didion                 $0 in each Fund              $1 - $10,000
--------------------------------------------------------------------------------
Jack W. Nicklaus II             $0 in each Fund              $10,000 - $50,000
--------------------------------------------------------------------------------

"Interested"  Trustees

Robert S. Meeder, Sr.           The Dynamic Growth Fund -
                                Over $100,000
                                The Aggressive Growth
                                Fund - Over $100,000         Over $100,000
--------------------------------------------------------------------------------

Robert S. Meeder, Jr.           The Dynamic Growth Fund -
                                Over $100,000
                                The Aggressive Growth
                                Fund - $50,001 - $100,000    Over $100,000
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

     The following table shows the compensation paid by the Portfolios and the Fund Complex as a whole to the Trustees of the Portfolios and the Fund Complex during the fiscal year ended December 31, 2001.

                               COMPENSATION TABLE

                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
                              from the         Portfolio        Benefits Upon    Paid to
Trustee                       Portfolios       Expense          Retirement       Trustee1, 2
-------                       ----------       -------          ----------       -----------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         $2,378           None             None             $14,642

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $2,378           None             None             $14,642

Philip A. Voelker             None             None             None             None

Roger D. Blackwell            $2,210           None             None             $13,642

Charles A. Donabedian         $2,378           None             None             $14,642

James Didion                  $2,210           None             None             $13,642

Jack W. Nicklaus II           $2,210           None             None             $13,642

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2001, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $2,378, Roger D. Blackwell - $2,210, Charles A. Donabedian - $2,378, Jack W. Nicklaus II - $2,210, and Walter L. Ogle
- $2,378.

2 The Fund Complex consists of 22 investment companies.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per regularly scheduled meeting of each Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Each trustee who attends a meeting called for special purposes is paid a meeting fee of $500. Members of the Audit and Strategic Planning Committees for each of The Flex-funds and the Meeder Advisor Funds Trusts, and the Portfolios are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Portfolios or the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian,

Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6000 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2001, the Audit Committee and the Nominating Committee each met two times.

     During the past fiscal year, the Trustees considered and approved the renewal of each Portfolio's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to each Portfolio and each Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Fund;

     o    the investment performance of each Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Manager in the daily management of each Portfolio;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars received by the Manager from Portfolio trades;

     o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolios and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolios and Funds

     The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of each Portfolio and Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Trust and the Portfolios own, in the aggregate, less than 1% of the Trust's total outstanding shares.

     The Trust, the Portfolios, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolios. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolios also restricts personal investing practices of trustees of the Trust and the Portfolios who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolios in which the Funds invest.

          DISTRIBUTION PLANS

     Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Trust may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity that is primarily intended to result in the sale of Trust shares.

     The Trust has adopted a Distribution Plan for each of the Funds described herein. These Plans permit, among other things, payment for distribution in the form of commissions and fees, advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, and service organizations. Another class of recipients is banks. Currently, The Glass Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, setting or distributing securities. Since the only function of banks who may be engaged as participating organizations is to perform administrative and shareholder servicing functions, the Trust believes that such laws should not preclude banks from acting as participating organizations; however, future changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or a part of its shareholder service activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Trust shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Trust might occur and a shareholder being serviced by such bank might no longer be able to avail himself, or itself, of any automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     The Trust may expend in each of the Funds described herein as much as, but not more than, 0.25 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in each such Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan for each such Fund provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of voting on the Plan.

     The Plan for each of the Trust's Funds is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Trust's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of any of the Plans or in any of the related service agreements upon not more than 60 days' written notice to the service organization or by the vote of the holders of a majority of the Trust's shares, or, upon 15 days' notice, by a party to a service agreement.

     Each Plan was approved by the Trust's Board of Trustees, which made a determination that there is a reasonable likelihood the Plans will benefit the Funds. The Plans were approved by shareholders, and they will continue in effect only if approved at least annually by the Board of Trustees. Although the objective of the Trust is to pay 12b-1 recipients for a portion of the expenses they incur, and to provide them with some incentive to be of assistance to the Trust and its shareholders, no effort has been made to determine the actual expenses incurred by 12b-1 recipients. If any 12b-1 recipient's expenses are in excess of what the Trust pays, such excess will not be paid by the Trust. Conversely, if the 12b-1 recipient's expenses are less than what the Trust pays, the 12b-1 recipient is not obligated to refund the excess, and this excess could represent a profit for the 12b-1 recipient.

     The Trust has entered into an agreement with Walter L. Ogle whereby Mr. Ogle is paid for his assistance in explaining and interpreting the Funds, their investment objectives and policies, and the Trust's retirement plans to clients. See "Compensation Table" for further explanation.

     Total payments made by the Trust to parties with service agreements for the year ended December 31, 2001 amounted to $8,097. In addition, the Board of Trustees approved expenditures for the printing and mailing of prospectuses, periodic reports and other sales materials to prospective investors; advertising; the services of public relations and marketing consultants; and the cost of special telephone service to encourage the sale of Fund shares. These expenditures amounted to $17,723 for the year ended December 31, 2001.

     Any agent or 12b-1 recipient that contemplates entering into an agreement with the Trust for payment in connection with the distribution of Fund shares, under any Fund's distribution plan, shall be responsible for complying with any applicable securities or other laws which may be applicable to the rendering of any such services. It would appear that any agent or 12b-1 recipient would need to be registered as broker/dealer in the state of Texas if Texas residents are their clients.

          DISTRIBUTIONS & TAXES

     DISTRIBUTIONS. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by a Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term capital gains distributed by a Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     TAX STATUS OF THE FUND. The Trust files federal income tax returns for the Funds. Each Fund is treated as a separate entity from the other funds of The Flex-funds Trust for federal income tax purposes.

     Each Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year, as well as on a fiscal year basis. Each Fund intends to comply with other tax rules applicable to regulated investment companies. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Trust qualified as a "regulated investment company" for each of the last fifteen fiscal years.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.

     Investors should consult their tax advisers to determine whether a Fund is suitable to their particular tax situation.

          OTHER SERVICES

     CUSTODIAN - U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of all of the Trust's assets.

     AUDITORS - KPMG LLP, 191 West Nationwide Boulevard, Suite 500, Columbus, Ohio, 43215, has been retained as independent auditors for the Trust. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund and Portfolio accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for each Portfolio is $7,500. Subject to the applicable minimum fee, each Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of each Portfolio's average net assets.

     Subject to a $4,000 annual minimum fee each Fund incurs the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Fund incurs an annual fee, payable monthly, of 0.05% of each Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio.

     REPORTS TO SHAREHOLDERS - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------

     As of March 31, 2002, the following persons owned 5% or more of a class of a Fund's outstanding shares of beneficial interest:

                                                       Number of
Name              Name & Address                       Shares of Record          Percent
of Fund           of Beneficial Owner                  and Beneficially          of Class
-------           -------------------                  ----------------          --------
The Dynamic
Growth Fund
                  Consolidated Stores Corp.              611,091.8670             19.05%
                  Pension PL & TR DTD 3-1-76
                  c/o R. Meeder & Associates 0959
                  P. O. Box 7177
                  Dublin, OH  43017

                  Abrasive Technology, Inc. PSP &        253,062.5770              7.89%
                  Trust
                  P. O. Box 7177
                  Dublin, OH  43017

The Aggressive    Richard Unverferth  1118               163,888.0100              8.64%
Growth Fund       c/o R. Meeder & Associates
                  P.O. Box 7177
                  Dublin, OH  43017

                  BBS Corp Amended & Restated            157,552.2710              8.30%
                  Empl PSP & Trust
                  c/o R. Meeder & Associates
                  P. O. Box 7177
                  Dublin, OH  43017

                  Plumbers & Pipefitters Local           120,639.1480              6.36%
                  #168 Ret Fund DTD 09/01/87
                  c/o R. Meeder & Assoc  1065
                  P. O. Box 7177
                  Dublin, OH  43017

                  Ohio Valley Plumbers & Pipefitters      98,656.9080              5.20%
                  Security Plan
                  Robert Haugh TTEE 1223
                  P. O. Box 579
                  Cambridge, OH  43725

                                       40

                  Ohio Local No. 1 Operative              96,152.4820              5.07%
                  Plasterers & Cement Masons
                  Pen Pl Thomas & Hoblitzell TTEES
                  AC #1391
                  c/o Qualified Benefits Mgmt., Inc.
                  77 West Elmwood Drive, Suite 106
                  Centerville, OH  45458

     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

                              FINANCIAL STATEMENTS

     The financial statements and independent aditorts' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2001. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits - Highlands Growth Fund, Muirfield Fund, U.S.Government Bond
         ---------------------------------------------------------------------
         Fund and Money Market Fund
         --------------------------

     (a) Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

     (b)  By-laws  of  the  Trust  --  filed  as  an  exhibit  to   Registrant's
          Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

     (c)  Not applicable.

     (d)  Not applicable.

     (e)  Not applicable.

     (f) Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated by reference.

     (g)  Custodian   Agreement   --  filed  as  an  exhibit   to   Registrant's
          Post-Effective Amendment No. 16 on April 9, 1991, which exhibit is incorporated herein by reference.

     (h) Administrative Services Agreement between The Flex-funds and Mutual Funds Service Co.--filed as an Exhibit to Registrant's Post-Effective Amendment No. 31 on or about February 28, 1995, which exhibit is incorporated by reference herein.

     (i) Opinion and Consent of Counsel - filed as an exhibit to Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on July 20, 1982, which exhibit is incorporated herein by reference.

     (j)  Consent of KPMG LLP, Independent Auditors, is filed herewith.

     (k)  Not applicable.

     (l) Agreements etc. for initial capital, etc. -- reference is made to Part II, Item 1(b)(13) of Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

     (m) 12b-1 Plans for The Highland Growth Fund, The U.S. Government Bond Fund and The Money Market Fund -- reference is made to the exhibits referred to in Part C,

          Item 24(b)(15) of Registrant's Third Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about March 1, 1985, and is incorporated herein by reference. The 12b-1 Plan for The Muirfield Fund was filed as an exhibit to Registrant's 10th Post-Effective Amendment to Form N-1A filed with the Commission on August 5, 1988, and is incorporated herein by reference.

     (n)  Not applicable.

     (o)  Not applicable.

     (p) (1) Code of Ethics of each Portfolio and the Registrant - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

          (2) Code of Ethics of Muirfield Investors, Inc. and R. Meeder & Associates, Inc. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

     (q) Powers of Attorney of Trustees of Registrant and each Portfolio are incorporated by reference herein.

Item 23. Exhibits - Aggressive Growth Fund and Dynamic Growth Fund
         ---------------------------------------------------------

     (a) Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

     (b)  By-laws  of  the  Trust  --  filed  as  an  exhibit  to   Registrant's
          Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between the Growth Mutual Fund Portfolio and R. Meeder & Associates - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

          (2) Investment Advisory Agreement between the Aggressive Growth Mutual Fund Portfolio and R. Meeder & Associates- filed as an exhibit to the Registrant's Post- Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

     (e)  Not applicable.

     (f) Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated herein by reference.

     (g) (1) Custody Agreement between the Growth Mutual Fund Portfolio and Firstar, N.A. -- filed as an exhibit to Registrant's
               Post-Effective  Amendment  No. 43 on  February  25,  2000,  which exhibit is incorporated herein by reference.

          (2)  Custody  Agreement  between  the  Aggressive  Growth  Mutual Fund
               Portfolio and Firstar, N.A. -- filed as an exhibit to Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

     (h) (1) Administrative Services Agreement between The Flex-funds Dynamic Growth Fund and Mutual Funds Service Co. - filed as an exhibit to the Registrant's Post- Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

          (2) Administrative Services Agreement between The Flex-funds Aggressive Growth Fund and Mutual Funds Service Co. - filed as an exhibit to the Registrant's Post- Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

     (i) Opinion and Consent of Counsel - filed as an exhibit to Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on July 20, 1982, which exhibit is incorporated herein by reference.

     (j)  Consent of KPMG LLP, Independent Auditors, is filed herewith.

     (k)  Not applicable.

     (l) Agreements etc. for initial capital, etc. -- reference is made to Part II, Item 1(b)(13) of Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1 filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

     (m) (1) Distribution Plan for the Sale of Shares of The Flex-funds Dynamic Growth Fund - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

          (2) Distribution Plan for the Sale of Shares of The Flex-funds Aggressive Growth Fund- filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

     (n)  Not applicable.

     (o)  Not applicable.

     (p) (1) Code of Ethics of the Growth Mutual Fund Portfolio, Aggressive Growth Mutual Fund Portfolio and the Registrant - filed as an exhibit to the Registrant's Post- Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

          (2) Code of Ethics of Muirfield Investors, Inc. and R. Meeder & Associates, Inc. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

     (q) Powers of Attorney of Trustees of Registrant and each Portfolio - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------

               None.

Item 25. Indemnification
         ---------------

     Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992. As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

               Not applicable.

Item 27. Principal Underwriters.
         ----------------------

               Not applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6000 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of Firstar Bank, N.A., the Trust's custodian, at 425 Walnut Street, Cincinnati, Ohio 45202. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29. Management Services.
         -------------------

               None

Item 30. Undertakings.
         ------------

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 30th day of April, 2002.

     THE FLEX-FUNDS

BY: /s/ Wesley F. Hoag
    -------------------------------------
    Wesley F. Hoag, Vice President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Date Signed:  April 30, 2002

/s/ Wesley F. Hoag
----------------------------------------
Wesley F. Hoag, Vice President

                         As Attorney-in-Fact pursuant to
                           Special Powers of Attorney,
                for Robert S. Meeder, Sr., Milton S. Bartholomew,
                   Roger D. Blackwell, Charles A. Donabedian,
          James W. Didion, Robert S. Meeder, Jr., Jack W. Nicklaus II,
                      Walter L. Ogle and Philip A. Voelker
                           Trustees of The Flex-funds

Date Signed:  April 30, 2002

/s/ Wesley F. Hoag
----------------------------------------
Wesley F. Hoag, Attorney-in-Fact

                                   SIGNATURES

     Mutual Fund Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-funds (File No. 2-85378) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 30th day of April, 2002.

     MUTUAL FUND PORTFOLIO

     By: /s/ Wesley F. Hoag
         --------------------------------
     Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-funds (File No. 2-85378) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 30, 2002.

         Signature                                  Title
         ---------                                  -----

Robert S. Meeder, Sr.*                       President and Trustee
---------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                       Trustee
---------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                          Trustee
---------------------------------
Roger D. Blackwell

James W Didion*                              Trustee
---------------------------------
James W. Didion

Charles A. Donabedian*                       Trustee
---------------------------------
Charles A. Donabedian

Bruce E. McKibben                            Treasurer, Principal Financial
-------------------------------              Officer and Principal Accounting
Bruce E. McKibben                            Officer

Robert S. Meeder, Jr.*                       Vice President and Trustee
---------------------------------
Robert S. Meeder, Jr.

Jack W. Nicklaus II*                         Trustee
---------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                              Trustee
---------------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
     -------------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Growth Stock Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-funds (File No. 2-85378) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 30th day of April, 2002.

     GROWTH STOCK PORTFOLIO

     By: /s/ Wesley F. Hoag
         --------------------------------
     Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-funds (File No. 2-85378) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 30, 2002.

         Signature                                  Title
         ---------                                  -----

Robert S. Meeder, Sr.*                       President and Trustee
---------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                       Trustee
---------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                          Trustee
---------------------------------
Roger D. Blackwell

James W Didion*                              Trustee
---------------------------------
James W. Didion

Charles A. Donabedian*                       Trustee
---------------------------------
Charles A. Donabedian

Bruce E. McKibben                            Treasurer, Principal Financial
-------------------------------              Officer and Principal Accounting
Bruce E. McKibben                            Officer

Robert S. Meeder, Jr.*                       Vice President and Trustee
---------------------------------
Robert S. Meeder, Jr.

Jack W. Nicklaus II*                         Trustee
---------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                              Trustee
---------------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
     -------------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Money Market Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-funds (File No. 2-85378) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 30th day of April, 2002.

     MONEY MARKET PORTFOLIO

     By: /s/ Wesley F. Hoag
        --------------------------------
      Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-funds (File No. 2-85378) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 30, 2002.

         Signature                                  Title
         ---------                                  -----

Robert S. Meeder, Sr.*                       President and Trustee
---------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                       Trustee
---------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                          Trustee
---------------------------------
Roger D. Blackwell

James W Didion*                              Trustee
---------------------------------
James W. Didion

Charles A. Donabedian*                       Trustee
---------------------------------
Charles A. Donabedian

Bruce E. McKibben                            Treasurer, Principal Financial
-------------------------------              Officer and Principal Accounting
Bruce E. McKibben                            Officer

Robert S. Meeder, Jr.*                       Vice President and Trustee
---------------------------------
Robert S. Meeder, Jr.

Jack W. Nicklaus II*                         Trustee
---------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                              Trustee
---------------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
     -------------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Bond Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-funds (File No. 2-85378) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 30th day of April, 2002.

     BOND PORTFOLIO

     By: /s/ Wesley F. Hoag
         --------------------------------
         Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-funds (File No. 2-85378) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 30, 2002.

         Signature                                  Title
         ---------                                  -----

Robert S. Meeder, Sr.*                       President and Trustee
---------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                       Trustee
---------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                          Trustee
---------------------------------
Roger D. Blackwell

James W Didion*                              Trustee
---------------------------------
James W. Didion

Charles A. Donabedian*                       Trustee
---------------------------------
Charles A. Donabedian

Bruce E. McKibben                            Treasurer, Principal Financial
-------------------------------              Officer and Principal Accounting
Bruce E. McKibben                            Officer

Robert S. Meeder, Jr.*                       Vice President and Trustee
---------------------------------
Robert S. Meeder, Jr.

Jack W. Nicklaus II*                         Trustee
---------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                              Trustee
---------------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
     -------------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Aggressive Growth Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-funds (File No. 2-85378) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 30th day of April, 2002.

     AGGRESSIVE GROWTH PORTFOLIO

     By: /s/ Wesley F. Hoag
         --------------------------------
         Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-funds (File No. 2-85378) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 30, 2002.

         Signature                                  Title
         ---------                                  -----

Robert S. Meeder, Sr.*                       President and Trustee
---------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                       Trustee
---------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                          Trustee
---------------------------------
Roger D. Blackwell

James W Didion*                              Trustee
---------------------------------
James W. Didion

Charles A. Donabedian*                       Trustee
---------------------------------
Charles A. Donabedian

Bruce E. McKibben                            Treasurer, Principal Financial
-------------------------------              Officer and Principal Accounting
Bruce E. McKibben                            Officer

Robert S. Meeder, Jr.*                       Vice President and Trustee
---------------------------------
Robert S. Meeder, Jr.

Jack W. Nicklaus II*                         Trustee
---------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                              Trustee
---------------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
     -------------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Growth Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-funds (File No. 2-85378) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 30th day of April, 2002.

     GROWTH PORTFOLIO

     By: /s/ Wesley F. Hoag
         --------------------------------
         Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-funds (File No. 2-85378) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 30, 2002.

         Signature                                  Title
         ---------                                  -----

Robert S. Meeder, Sr.*                       President and Trustee
---------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                       Trustee
---------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                          Trustee
---------------------------------
Roger D. Blackwell

James W Didion*                              Trustee
---------------------------------
James W. Didion

Charles A. Donabedian*                       Trustee
---------------------------------
Charles A. Donabedian

Bruce E. McKibben                            Treasurer, Principal Financial
-------------------------------              Officer and Principal Accounting
Bruce E. McKibben                            Officer

Robert S. Meeder, Jr.*                       Vice President and Trustee
---------------------------------
Robert S. Meeder, Jr.

Jack W. Nicklaus II*                         Trustee
---------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                              Trustee
---------------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
     -------------------------------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on behalf
     of those indicated pursuant to Powers of Attorney